   As filed with the Securities and Exchange Commission on April 27, 2001

                                                     Registration Nos. 333-20649
                                                                        811-8033
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                            ----------------------
                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933
                          Pre-Effective Amendment No.

                           Post-Effective Amendment No. 14
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                               Amendment No. 16
                       (Check Appropriate Box or Boxes)

                            ----------------------
            Security Capital Real Estate Mutual Funds Incorporated
              (Exact Name of Registrant as Specified in Charter)

                   11 South LaSalle Street, 2/nd/ Floor
                            Chicago, Illinois 60603
                                (312) 345-5800
  (Address of Principal Executive Offices, Including Zip Code, and Telephone
                         Number, Including Area Code)

                             Anthony R. Manno Jr.
         Security Capital Global Capital Management Group Incorporated

                   11 South LaSalle Street, 2/nd/ Floor
                             Chicago, Illinois 60603
                    (Name and Address of Agent for Service)

                                With Copies to:

David T. Novick                              Jeffrey A. Klopf
Security Capital Group Incorporated          Security Capital Group Incorporated

11 South LaSalle Street, 2nd Floor           125 Lincoln Avenue
Chicago, Illinois 60603                      Santa Fe, New Mexico 87501

Stuart M. Strauss
Mayer, Brown & Platt
1675 Broadway
New York, NY 10019-5820


   It is proposed that this filing will become effective (check appropriate box):
[ ]immediately upon filing pursuant to     [ ]on (date) pursuant to paragraph
   paragraph (b).                             (a)(1) of Rule 485.

[X]on April 30, 2001 pursuant to           [ ]75 days after filing pursuant
   paragraph (b).                             to paragraph (a)(2).
[ ]60 days after filing pursuant           [ ]on date pursuant to paragraph
   to paragraph (a)(1).                       (a)(2) of Rule 485.


   If appropriate, check the following box:

[ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being Registered................................Common Stock

                               SECURITY CAPITAL

                            [PICTURE APPEARS HERE]

                            U.S. REAL ESTATE SHARES
                                  PROSPECTUS



                          [LOGO OF SECURITY CAPITAL]

                        S E C U R I T Y  C A P I T A L

                    U.S. R E A L  E S T A T E  S H A R E S

                -----------------------------------------------

                             A mutual fund investing
                       primarily in real estate securities
                              in the United States




                                   PROSPECTUS

                                 April 30, 2001

    As is the case with all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved these securities and has not passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                          [LOGO OF SECURITY CAPITAL]

                               SECURITY CAPITAL

                            U.S. REAL ESTATE SHARES

TABLE OF CONTENTS

The Fund Blueprint......................................................2
     Overview
     Prior Investment Results
     Shareholder Costs
Building the Fund Portfolio.............................................6
     The Investment Adviser and Management Team
     Types of Investments
     Investment Risks
     How the Fund Manages Risk
How the Fund is Managed................................................12
     Opportunities in the Real Estate Industry
     Investment Process
On Becoming a Shareholder..............................................14
     How to Purchase Fund Shares
     How to Redeem Fund Shares
     Other Redemption Information
     Performance Reporting
     Tax Consequences and Year-End Reporting
     Reports to Shareholders
Financial Highlights...................................................22
To Learn More About the Fund...................................Back Cover
Contact Us for More Information................................Back Cover

A WORD TO POTENTIAL INVESTORS

The information in this prospectus is presented to help you decide whether the fund matches your financial situation and investment goals.

The minimum initial investment in the fund's shares -- which are sold at net asset value without a sales charge -- is $1,000.

About This Document

This prospectus describes the objectives and policies of the fund, the potential risks of investing, the fund's management, and other information necessary to make an informed investment decision.

Please read it carefully before you invest and then retain it for future reference.

                                   THE FUND

                                   BLUEPRINT

                                   OVERVIEW

What are the fund's investment objectives?

 . The fund seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States.

 . Long-term, the fund's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States.

What kind of investments does the fund make?

 . The fund invests primarily in real estate securities. It does not invest in real estate directly.

 . The fund's investments generally include equity securities -- primarily common stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs), rights, warrants, convertible securities, and preferred stocks. For a description of REITs and REOCs, please see "Types of Investments" on page 7 of this prospectus.

 . Typically, at least 80 percent of the fund's assets are invested in equity securities of publicly traded real estate companies operating in the United States.

What type of investor might consider investing in the fund?

Based on the fund's investment goals and strategies, it might be suitable for investors who:

 . seek to diversify their investment holdings by adding a real estate component to their portfolio

 .  have a long-term investment horizon

 .  expect real estate to provide above-average investment returns over time

What are the chief risks of investing in the fund?

An investment in the fund involves risk. An investor in the fund can lose money if the value of the fund's investments declines.

 . Market risk. The prices of real estate securities will vary with conditions in the financial markets.

 . Real estate exposure. The fund may be affected by the same factors that influence the value of real estate in general.

 . Interest rate risk. Higher mortgage rates can affect the profitability and liquidity of properties in the real estate market (and, therefore, can affect the value of the real estate securities associated with those properties).

 . Credit risk. A decline in the credit rating or perceived credit quality of a real estate company's debt can have a negative impact on the value of its stock.

 . Non-diversified portfolio. The fund is non-diversified; therefore, the fund may invest a greater percentage of its assets in the securities of one issuer than a diversified fund. Accordingly, the results of any one investment can have a significant impact on the fund's performance -- either good or bad.

 . Concentration risk. Because the fund invests primarily in real estate securities, the fund's reaction to real estate market variables may be greater than that of a fund that invests in more than one market sector.

Security Capital U.S. Real Estate Shares
Comparative Returns vs. Industry Benchmarks
Average Annual Total Returns

                                One-Year
                                  2000      April 23, 1997/(1)/ to Dec. 31, 2000
                             ---------------------------------------------------
 SC-US Real Estate Shares        35.83%                    12.40%
--------------------------------------------------------------------------------
 Wilshire Real Estate
 Securities Index/(2)/           30.74%                     6.84%
--------------------------------------------------------------------------------
 NAREIT Equity Index/(3)/        26.36%                     5.54%
--------------------------------------------------------------------------------

This table compares the fund's results to changes in the National Association of Real Estate Investment Trusts (NAREIT) Equity Index/2/ and the Wilshire Real Estate Securities Index (WARESI)./3/ It provides an indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. The calculation of total return assumes reinvestment of all capital gains and income dividends. Results shown for the indices also assume the reinvestment of dividends. Because the indices are not managed investments, no operating expenses are deducted from their total returns.

/1/ The effective date of the fund's registration statement with the Securities and Exchange Commission.

/2/ The WARESI is an unmanaged, broad-based, market capitalization-weighted index comprised of publicly traded REITs and REOCs, not including special purpose or healthcare REITs. It is comprised of major companies engaged in the equity ownership and operation of commercial real estate. Prior to utilizing WARESI, the fund used the Wilshire REIT Index as a benchmark, but changed because it was limited solely to REITs.

/3/ The NAREIT Equity Index is an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their gross invested book assets invested in the equity ownership of real estate.

PRIOR INVESTMENT RESULTS

The future performance of a mutual fund cannot be predicted by looking at its performance in the past. However, a review of its prior results can help illustrate the variability of returns that an investor in the fund would have experienced over various time periods.

The total returns achieved by the fund through the fiscal years ended December 31, 1998, 1999 and 2000 are shown in the bar chart below.

Security Capital U.S. Real Estate Shares
Calendar Year Total Returns

  1998           1999                2000

-11.94%          0.58%              35.83%

The fund's best quarterly performance during this time period was a gain of 13.73% for the quarter ended June 30, 1999. Its worst quarterly performance was a -10.14% loss for the quarter ended September 30, 1998.

SHAREHOLDER COSTS

The table below shows the amount of fees and expenses you may pay if you buy and hold shares of the fund.

  Shareholder Transaction Expenses (paid directly from your investment)

  .  Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)................................. none
  .  Maximum deferred sales charge (load)................................ none
  .  Maximum sales charge (load) imposed on reinvested
     dividends and other distributions................................... none
  .  Redemption fee (as a percentage of amount redeemed, if applicable).. none
  .  Exchange fee........................................................ none


  Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  .  Management fees..................................................... 0.60%
  .  Distribution and/or service (12b-1) fees............................ 0.25%
  .  Other expenses...................................................... 0.51%
  .  Total annual fund operating  expenses............................... 1.36%
  .  Less reimbursed expenses*........................................... 0.01%
  .  Net fund operating expenses......................................... 1.35%

     * Under the terms of an agreement dated December 16, 2000, GCMG agreed that, beginning January 1, 2001, it would waive fees and/or reimburse expenses to maintain the net operating expenses of the fund's shares, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.35% of the average daily net asset value of the fund's shares until December 31, 2001. Please note that the table reflects the expense cap of 1.35% in effect for the 2000 calendar year.

What are the costs to the typical investor?

To help you compare the costs of investing in this fund with those of other funds, the following examples illustrate the typical expenses a shareholder would pay on a $10,000 investment over various time periods.

The following calculations assume that the fund's operating expenses, after applying the provisions of all expense caps currently in effect, remained the same and that a 5 percent return was earned on your investment each year.

If you were to redeem your shares at the end of the period indicated, your costs would be:

      1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------
       $138              $429             $741             $1,630

An investor's actual costs may be higher or lower than those shown in the example.

                                 BUILDING THE

                                FUND PORTFOLIO

================================================================================


Security Capital and its affiliates

 .    A leader in public company ownership in the real estate industry

 .    Experience and market data from 13 affiliated companies

 .    Operations in 8 property types

 .    Market presence in 15 countries



Security Capital Global Capital Management Group (GCMG)

 .    Registered investment adviser with assets under management of more than $2 billion as of March 31, 2001

Security Capital U.S. Real Estate Shares is a series of Security Capital Real Estate Mutual Funds Incorporated (SC-REMFs). The following sections provide basic information about the fund's management team and investment operations.

THE INVESTMENT ADVISER AND MANAGEMENT TEAM

Security Capital Global Capital Management Group Incorporated (GCMG) is an indirect, wholly owned subsidiary of Security Capital Group Incorporated (Security Capital), a publicly traded company which, together with its affiliated real estate operating companies, has a market capitalization of $20.4 billion (as of December 31, 2000).

GCMG, which is registered as an investment adviser with the Securities and Exchange Commission (SEC), commenced operations in January 1995. Its offices are located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603.

GCMG, under the supervision of the directors of SC-REMFs, provides investment advice and conducts the investment management activities of the fund. A team of full-time GCMG professionals, working together as the fund's Portfolio Management Committee, is primarily responsible for overseeing the day-to-day operations of the fund.

GCMG has assets under management of more than $2 billion (as of March 31, 2001).

GCMG is uniquely positioned to capitalize on the real estate research and investment expertise of Security Capital. The tools and resources that have been developed and deployed since then reflect the organization's deep roots and global reach in the real estate industry.

For services provided as investment adviser to the fund, GCMG is paid an annual management fee equal to 0.60 percent of the average daily net asset value of the fund's shares. The aggregate management fee paid to GCMG after expense waivers and reimbursement was 0.59 percent of the average daily net asset value of the fund's shares during the fiscal year ended December 31, 2000.

Distribution and Servicing Plan
The fund has adopted a distribution and servicing plan under Rule 12b-1 of the Investment Company Act of 1940 to help cover the cost of distributing and providing services to shareholders.

The plan provides for the payment of a monthly fee (a "12b-1 fee") equal to 0.25 percent of the value of the average daily net assets invested in the fund's shares. This payment is made to the fund's distributor, Macquarie Capital Partners LLC (which succeeded to the business of Security Capital Markets Group Incorporated on January 2, 2001), which is an indirect affiliate of GCMG.

Because the 12b-1 fee is paid out of fund assets on an ongoing basis, it will increase the cost of an investment in the fund over time. It is possible that such an arrangement would ultimately result in higher costs than the payment of other types of sales charges.

The fund's distributor may enter into agreements with various third-party organizations to provide certain distribution or servicing functions. These organizations might include various brokerage firms or other industry-recognized service providers of fund supermarkets or similar programs, as well as institutional shareholders of record, financial institutions, depository institutions, and other financial intermediaries. These agreements may be governed by the plan.

TYPES OF INVESTMENTS

In seeking to achieve the fund's investment objectives, the fund's Portfolio Management Committee uses the following types of investments and investment policies, which may be changed by the fund's board of directors without shareholder approval.

Real Estate Securities
The fund will invest, under normal market conditions, at least 80 percent of its assets in equity securities of real estate companies operating in the United States. The real estate securities in which the fund may invest include:
 .    real estate investment trusts (REITs)
 .    real estate operating companies (REOCs)
 .    common stocks
 .    rights or warrants to purchase common stocks
 .    convertible securities
 .    preferred stocks

Real Estate Investment Trusts (REITs)
The fund may invest without limit in shares of REITs, which pool investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

Real Estate Operating Companies (REOCs)
A REOC is a company that derives at least 50 percent of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50 percent of its assets invested in such real estate).

Defensive Investments
If the fund's investment adviser (GCMG) determines that market conditions justify a more defensive portfolio, the fund may make temporary investments in cash, high-grade bonds and short-term money market instruments, including domestic bank obligations and repurchase agreements. Such investments need not be issued by a real estate company.

Under normal circumstances, it is not likely that the fund will invest a substantial portion of its assets in such securities. If such investments are made, the fund will invest only in securities rated "investment grade" or considered by GCMG to be of comparable quality.

If the fund makes defensive investments, such investments might not be consistent with the fund's investment objectives. Therefore, during the period of time when such investments are held, these objectives might not be met.

Investments in companies controlled by Security Capital
The real estate securities in which the fund invests may occasionally include securities issued by real estate companies that are controlled by Security Capital or its affiliates, subject to procedures approved by the directors (including a majority of the independent directors) of SC-REMFs to assure that these investments are made in the best interests of fund shareholders, prevent conflicts of interest and comply with applicable law. Among other things, the procedures will require investment decisions related to these controlled companies to be made by GCMG independently of Security Capital and its other affiliates. Because of certain federal securities laws limitations, the fund may be restricted in its resale of these securities and will treat them as illiquid subject to the fund's 10 percent limitation on investment in illiquid securities.

INVESTMENT RISKS

All investments involve some degree of risk. While all mutual funds, including this one, employ techniques and practices to limit risk, there is always a possibility that investors may earn a smaller return than expected or lose some or all of their investment.

For this reason, an investment in the fund should be considered a long-term investment. Before investing, investors should read this prospectus carefully and come to understand the risks described below.

Please note that the most significant risks of investing in the fund are those associated with investing in the real estate market. These risks could have a direct impact on the fund's net asset value, yield, and total return.

Real Estate Exposure
The fund will not invest in real estate directly, but its investments will be highly concentrated in real estate securities (see "Types of Investments"). The value of real estate securities, of course, will be affected by many of the factors that affect the value of real estate.

As a result, the fund is subject to investment risks that are similar to those associated with direct ownership of real estate. For example, general or local economic conditions could contribute to:
 .    a decline in the value of commercial or residential properties
 .    extended vacancies of properties
 .    increases in property taxes and operating expenses
 .    changes in interest rates

Real estate markets in general could also be affected by a range of variables that could contribute to a fluctuation in the value of real estate securities, including:
 .    variations in supply and demand
 .    increased competition or overbuilding
 .    changes in existing laws
 .    environmental issues

Other important risk factors that could affect the value of a real estate security might apply to individual properties or the issuers of particular securities:
 .    casualty or condemnation losses
 .    legal liabilities for injury or damages
 .    operating losses

Investing in REITs and REOCs
The fund's investments in REITs and REOCs (together "real estate securities") are subject to the same general investment risks as those described under "Real Estate Exposure."

In general, the performance of real estate securities is dependent on the management skills of their managers and of the operators of the real estate properties in which they invest. Also, real estate securities may be affected by changes in the value of the underlying property owned by such entities.

Under certain conditions, real estate securities could possibly fail to qualify for tax-free pass-through of their income, resulting in a tax liability for shareholders (such as the fund). Real estate securities also generate certain expenses that would be paid indirectly by fund shareholders.

The fund may not be able to sell illiquid securities, including securities issued by real estate companies controlled by Security Capital or its affiliates at a time when GCMG otherwise believes it would be appropriate to do so and, therefore, the fund may be disadvantaged.

Market Risk
The prices of the common stocks of REITs and REOCs, and other securities in which the fund invests, will fluctuate from day to day and may -- in either the near term or over the long run -- decline in value. The value of the fund may be affected by a decline in financial markets in general.

Interest Rate Risk
As interest rates fluctuate, mortgage rates and other lending rates will increase or decrease, which could affect the value of the fund's portfolio. Higher mortgage rates, for example, could make properties less profitable or more difficult to sell (as credit becomes more costly). Such conditions could depress the prices of the securities in which the fund invests over either short- or long-term periods.

Credit Risk
The performance of the fund may be affected by the credit ratings or perceived credit quality of the real estate companies in which it invests. For example, if a real estate company's credit rating is downgraded, or if market conditions suggest that its ability to service its debt may be impaired in the future, the price of its stock may decline, thereby affecting the value of the fund portfolio.

Performance Risk
There can be no assurance that the fund will meet its investment objectives. As with any mutual fund, the performance of the fund will vary and may not match that of similar funds or relevant benchmark indexes. The value of fund shares will vary and, when sold, may be worth more or less than their original cost.

Concentration Risk
The fund is non-diversified. This means that the proportion of its assets that can be invested in the securities of a single issuer is not limited by law. In addition, the fund generally will invest in a smaller number of individual issuers than a diversified investment company. As a result, the economic, political, or regulatory conditions that affect these issuers may have a greater impact on this fund than on a similar fund that is more diversified.

Similarly, because the fund concentrates its investments in the real estate industry, it is susceptible to the same risks that direct ownership of real estate would entail. Therefore, its performance will be more dependent on conditions in the real estate industry than a fund that invests in a more diverse range of industries or market sectors.

HOW THE FUND MANAGES RISK

As the fund seeks to reduce investment risk, it will -- under normal market conditions -- adhere to the following guidelines; which may be changed by the fund's board of directors without shareholder approval:

With respect to the fund's total assets:
 .    not more than 15 percent of the fund's market value will be invested in the securities of a single issuer

With respect to 50 percent of the market value of its total assets:
 .    not more than 5 percent will be invested in the securities of a single issuer
 .    the fund will not own more than 10 percent of the outstanding voting securities of a single issuer

Under certain circumstances, the fund may also invest up to 100 percent of its assets in defensive investments (see "Types of Investments").

                                 HOW THE FUND

                                  IS MANAGED

================================================================================


The fund follows a disciplined, research-driven investment approach. The key elements of this approach are outlined below.

OPPORTUNITIES IN THE REAL ESTATE INDUSTRY

GCMG believes that the U.S. real estate industry has experienced a fundamental transformation, creating significant investment opportunities. As of December 31, 2000, the total market capitalization of U.S. equity REITs and REOCs was approximately $409.1 billion, up from $9.7 billion as of December 31, 1990.

This shift from direct investment to increased "securitization" of real estate offers significant benefits to shareholders, including:
 .    an efficient, practicable method of adding a diversified real estate component to an investment portfolio
 .    enhanced liquidity versus private direct investments
 .    real-time pricing
 .    the potential for high dividend yields
 .    the potential for growth and sustainable rates of return

REITs have generally outperformed direct real estate investments over the long-term. GCMG believes this trend will continue over the next decade.

INVESTMENT PROCESS

The organization and investment processes of GCMG reflect our belief that superior investment results are achieved through a dedication to proprietary, fundamental research. Our investment process focuses on three fundamental research disciplines that we believe play an important role in the performance and pricing of real estate companies:

 .    Real Estate Research
 .    Company Analysis
 .    Market Strategy

These are highly specialized disciplines and each impacts the performance of real estate companies and the ultimate pricing of their securities. The investment process integrates these three disciplines under the broad direction of the Portfolio Management Committee, the decision-making body for investment strategies.

Real Estate Research

Research analysts focus on understanding the market pressures and factors that affect rent growth, occupancy and development. This understanding provides perspectives on future supply and demand trends for property types in various markets and the relative impact for different companies.

Company Analysis

Investment analysts focus on analyzing real estate companies within GCMG's defined universe of investments and modeling their cash flow potential. They form a complete assessment of the company's assets, operating management team and strategies through company and property visits, careful scrutiny of SEC filings and fieldwork. The recurring output of the investment analysts includes a detailed five-year cash flow forecast, an analysis of net asset value, and a detailed qualitative assessment of a company.

Market Strategy

Market Strategy focuses on establishing appropriate cost of capital thresholds for pricing real estate companies in our coverage universe of the companies. This effort requires consideration of the risks underlying the securities as well as the appetite for and pricing of risk in the broader equity and capital markets. With this understanding, discount rates and terminal multiples are set that govern the key discounted cash flow models and other valuation models employed. The definition and execution of trading strategies is also an important part of Market Strategy.

Portfolio Construction

All investment decisions are directed by a committee of senior investment professionals--the Portfolio Management Committee. The Committee meets formally on a weekly basis and informally throughout the week to evaluate emerging real estate research and company analysis, as well as key recurring reports to create price forecasts to produce a highly focused target portfolio for the fund. This target port folio integrates the critical real estate and capital market expertise that helps to identify the most attractive investment opportunities.

                           ON BECOMING A SHAREHOLDER

The following describes how to open an account, what to expect as a shareholder in the fund, and other important information that can help make owning fund shares a more satisfying experience.

HOW TO PURCHASE FUND SHARES

Investors may open an account to purchase fund shares through the fund's transfer agent or through various authorized brokers and their intermediaries. The fund has authorized one or more unaffiliated brokers to accept purchase and redemption orders on its behalf. These brokers, in turn, may designate intermediaries to accept such orders on the fund's behalf. In such cases, the fund will be deemed to have received an order when an authorized broker (or its authorized intermediary) accepts the order.

All purchases of the fund's shares are made at the net asset value determined after the receipt of your payment by the fund's transfer agent or an authorized broker (or its authorized designee). All shares purchased, together with any dividends and capital gains that are paid in additional shares, will be credited to this account.

In some instances, when the fund's shares are offered through an authorized broker or intermediary agent, an investor may be charged a fee to effect a transaction through such broker or agent.

Initial Investment

The minimum initial investment in the fund is $1,000. For individual retirement accounts (including Traditional IRAs and Roth IRAs) and employee benefit plans qualified under sections 401, 403(b)(7) or 457 of the code, as well as UGMA or UTMA accounts, the minimum initial investment is $500. For investors using the Automatic Investment Plan (described below), the minimum investment is $100.

The initial purchase of shares may be made only by mail or by wire; telephone transactions may be used only for subsequent purchases of fund shares. To open an account, follow the procedures outlined below:

By Mail

1. Complete and sign the account application enclosed with this prospectus.
2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").

3. Send your application and payment to one of the following addresses:

   .     Via U.S. Mail
         Boston Financial Data Services
         Attn: Security Capital Real Estate Mutual Funds Incorporated P.O. Box 8121
         Boston, Massachusetts 02266-8121

   .     Via Overnight Delivery Service
         Boston Financial Data Services
         Attn: Security Capital Real Estate Mutual Funds Incorporated 66 Brooks Drive
         Braintree, Massachusetts 02184

By Wire

1. Call toll-free 1-800-409-4189 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of your investment. A completed application must be on file before funds are wired.

2. Use the following instructions to wire your investment to the fund's transfer agent:

   .     Wire to:
         State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02101
         ABA Number 011000028

   .     Credit:
         DDA Number 9905-378-7

   .     Further Credit:
         Security Capital Real Estate Mutual Funds Incorporated
         Shareholder Registration
         Shareholder Fund and Account Number

All Investments

 .  Customer orders will be priced at the fund's net asset value (see
   "Determination of Net Asset Value") computed after they are accepted by the fund's transfer agent, an authorized broker, or its authorized intermediary. To be priced at the fund's net asset value computed as of the same day an order is accepted, the fund's transfer agent, authorized broker, or authorized intermediary must have accepted such order before the close of regular trading on that day.

 . Payment must be in U.S. funds. Neither cash nor third-party checks will be accepted. If a shareholder's check does not clear, a service fee of $20 will be charged.

 . All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase will be sent to you promptly after each transaction.

 . Certificates for full shares can be obtained by writing to the transfer agent; all fractional shares will be held in book entry form. Please note that it is more difficult to redeem shares held in certificate form.

Additional Investments

If you wish to purchase additional shares, the minimum for subsequent investments is $100. These share purchases may be made by mail, by wire, or by telephone as described below.

By Mail

1. When making an additional investment by mail, please use the Additional Investment Form provided on the lower portion of your account statement.

2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").

3. Send your form and payment to one of the addresses listed under By Mail in the "Initial Investment" section above.

By Wire

1. To make an additional purchase by wire, a shareholder may call toll-free 1-800-409-4189 for complete wiring instructions.

By Telephone

1. Call toll-free 1-800-409-4189 to request a purchase of additional shares by moving money from your bank account to your fund account. (Please note that you must have previously elected the telephone purchase option in writing.) Your bank account must be held at a domestic financial institution that is an Automated Clearing House (ACH) member.

2. To purchase shares at the net asset value determined at the close of any given trading day, the transfer agent must receive a purchase order by telephone before the close of regular trading on that day.

Automatic Investment Plan

The Automatic Investment Plan allows regular, systematic investments in the fund's shares from a bank checking or NOW account. The fund will reduce the minimum initial investment to $100 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, an investor should complete the appropriate section in the account application and an existing shareholder should call 1-888-SECURITY (toll free) for an automatic investment plan form.

The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), the fund reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, the fund will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because the fund has the right to close such account for failure to reach the minimum initial investment.
Such closing may occur in periods of declining share prices.

Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of $100 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20 will be deducted from a shareholder's account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying the fund in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevents, withdrawal of funds from the designated bank checking or NOW account.

The Automatic Investment Plan is a method of using dollar-cost averaging, which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.

HOW TO REDEEM FUND SHARES

You may request redemption of some or all of your shares at any time, either by telephone or by mail, through the fund's transfer agent. You may also request to redeem shares through an authorized broker or agent, though you may be charged a fee to do so. To be priced at the fund's net asset value computed as of the same day an order is accepted, the fund's transfer agent, authorized broker, or authorized agent must have accepted such order before the close of regular trading on that day.

By Telephone

Call the transfer agent toll-free at 1-800-409-4189 to request a redemption of your shares. (Please note that you must have previously elected the telephone redemption option in writing.)

By Mail and By Wire

1. For most redemption requests, you need only furnish a written, unconditional request stating the number of your shares (or the exact dollar amount) that you wish to redeem. Your request must be signed exactly as the shares are registered, and all joint owners must sign.

2. Send your written request to Security Capital Real Estate Mutual Funds Incorporated at one of the addresses listed under By Mail in the "Initial Investment" section above.

3. If you wish, you may have your redemption proceeds wired to a commercial bank that you have authorized on your account application (a service fee of $12 will be charged for wire redemptions). Otherwise, a check for the proceeds will be mailed to you at the address of record for your account.

Once your request has been accepted, the fund normally will mail redemption proceeds to you on the next business day, and no later than seven business days after it receives and accepts your request. When a purchase has been made by check, the fund may hold payment of redemption proceeds until reasonably satisfied that the check has cleared. This may take up to 12 days.

To request redemption of any shares held in certificate form, the certificate must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to the transfer agent together with your written redemption request.

Redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the fund's transfer agent. No telephone redemptions will be allowed within 30 days of such a change.

The fund reserves the right to limit the number of telephone redemptions made by a shareholder.

For Your Protection

To help ensure the integrity of your account, the fund employs the following reasonable measures to protect against unauthorized redemption of fund shares. These include:

 . The fund may require some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.

 . Once a telephone redemption request has been made, it may not be modified or canceled.

 . Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact before a redemption request made by mail or by wire is granted.

 . Any written redemption requests received within 30 days after an address change must be accompanied by a signature guarantee (see "Signature Guarantees" below).

 . The fund reserves the right to refuse any telephone redemption in whole or in part.

Assuming procedures such as the above have been followed, the fund will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption.

Signature Guarantees

Signature guarantees are required for any of the following transactions:

 . redemption requests mailed to or wired to a person other than the registered owner(s) of the shares

 . redemption requests to be mailed to or wired to an address other than the account's address of record

 .  any redemption request received within 30 days of a change of address

 .  any redemption request involving $100,000 or more

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC, such as banks, savings associations, credit unions, brokerage firms, and others.

OTHER REDEMPTION INFORMATION

The fund may suspend the right of redemption during any period when:

 . trading on the New York Stock Exchange (NYSE) is restricted or the NYSE is closed (other than customary weekend and holiday closings)

 . an emergency (as defined by rules adopted by the SEC) makes disposal of portfolio securities or determination of the value of net assets of the fund not reasonably practicable

A shareholder's account may be closed if, upon the redemption of shares, the value of remaining shares is less than $1,000 ($500 in the case of individual retirement accounts and employee benefit plans qualified under sections 401, 403(b)(7) or 457 of the code and for investors using the Automatic Investment Plan (described above)). The shareholder will be given notice of at least 60 days and the opportunity to make additional investments that will increase the account's value so that it satisfies the minimum amount required.

The fund may, under certain circumstances, redeem shares in kind.

PERFORMANCE REPORTING

Determination of Net Asset Value

Shares of the fund are sold, without a sales charge, at net asset value. The net asset value per share is calculated as of the close of regular trading on each day the NYSE is open for trading. Net asset value will not be calculated on any national holiday or any other day the NYSE is not open for trading.

Net asset value is determined by adding the market value of all securities in the fund's portfolio and any other assets, subtracting liabilities, and dividing by the total number of shares then outstanding. This is the price at which purchase or redemption of the fund's shares is effected.

Each trading day, portfolio securities are valued at their last sale price as of the close of trading on the exchange representing the principal market for such securities, or at the mean of the closing bid and asked price for that day. Any securities for which market quotations are not readily available are valued in good faith in a manner that best reflects their fair value.

Dividends and Distributions

The fund pays dividends from its investment income once each quarter and pays any capital gains at least once each year. All dividends and distributions are automatically reinvested in additional shares of the fund (at net asset value) unless you choose to have them paid in cash. As a shareholder, you will receive a statement reflecting all payments made to your account.

TAX CONSEQUENCES AND
YEAR-END REPORTING

Federal Income Taxes

To comply with tax law requirements, the fund intends to make annual distributions of its investment income. It is likely that a portion of each distribution (whether received in cash or reinvested in shares of the fund) will be taxable to shareholders of the fund as ordinary income and the remainder of such distribution will be taxable to shareholders as long-term capital gain.

Sales and other dispositions by a shareholder of his or her shares of the fund generally will be treated as capital gain if the amount received by the shareholder in the sale exceeds the shareholder's tax basis in the shares and will be treated as a capital loss if the shareholder's tax basis in the fund shares exceeds the amount received by the shareholder in the sale. A shareholder's tax basis in his or her shares generally will equal the cost of the shares plus the amount of any distributions reinvested in shares of the fund. Any capital gain or loss will be long-term capital gain or loss if the shares sold have been owned by the shareholder for more than one year from the date of sale. Shareholders should consult their own tax advisers regarding the federal tax consequences of an investment in the fund.

State and Local Taxes

Fund distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in the fund.

Year-End Tax Statement

After the end of each calendar year, the fund will send shareholders a statement showing the amount of all dividends and distributions paid during the year and the portion of those distributions that will be treated as a capital gain distribution.

REPORTS TO SHAREHOLDERS

The fund sends a report of portfolio investments and other information to its shareholders on a semi-annual basis. An annual report, which includes financial statements audited by an independent accounting firm, is sent to shareholders each year. Please call toll-free 1-888-SECURITY for a copy of the fund's most recent shareholder report.

                                   FINANCIAL
                                  HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance since April 23, 1997, the effective date of the fund's registration statement with the SEC.

The information in this table reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report -- along with the fund's financial statements -- is included in the statement of additional information, which is available upon request.

                                                                                                  April 23, 1997 /(1)/
                                                                                                        through
                                                            2000           1999            1998    December 31, 1997
Per Share Data /(2)/
Net asset value, beginning of period                     $    9.37       $   9.82      $   11.95        $  10.15

Income from investment operations:

   Net investment income                                      0.44           0.45           0.42            0.31

   Net realized and unrealized gain
     (loss) on investments                                    2.86          (0.39)         (1.80)           2.49
                                                         ---------       --------      ---------        --------
   Total from investment operations                           3.30           0.06          (1.38)           2.80

Less distributions:

   Dividends from net investment income                      (0.44)         (0.45)         (0.43)          (0.31)

   Distributions from net realized gains                        --             --          (0.29)          (0.54)

   Return of capital                                         (0.09)         (0.06)         (0.03)             --
                                                         ---------       --------      ---------        --------
   Total distributions                                       (0.53)         (0.51)         (0.75)          (1.00)

Net asset value, end of period                           $   12.14       $   9.37      $    9.82        $  11.95

Total return /(3)/                                           35.83%          0.58%        (11.94)%         28.01%

Supplemental data and ratios:

   Net assets, end of period ($000)                      $ 117,864       $ 50,949      $  94,811        $117,232

   Ratio of expenses to average net assets /(4)(5)/           1.35%          1.20%          1.00%           1.16%

   Ratio of net investment income to
   average net assets /(4)(5)/                                5.02%          4.18%          4.75%           4.08%

   Portfolio turnover rate                                   91.14%         49.66%        109.49%          82.10%

(1)  Date the fund was effective with the SEC.

(2) Effective February 1, 2000, the fund's Class R shares were converted to Class I shares, with the resulting class known as Security Capital U.S. Real Estate Shares. The information in this table reflects financial results for the former Class I shares, with the exception of net assets which are of both Classes.

(3)  Not annualized for the period April 23, 1997 through December 31, 1997.

(4)  Annualized.

(5) Without voluntary expense reimbursements of $12,239, $256,747, $301,721 and $30,276 for the years ended December 31, 2000, 1999 and 1998, and the period April 23, 1997 through December 31, 1997, respectively, the ratio of expenses to average net assets would have been 1.36%, 1.62%, 1.29% and 1.19%, respectively, and the ratio of net investment income to average net assets would have been 5.01%, 3.76%, 4.46% and 4.04%, respectively.

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

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

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

TO LEARN MORE ABOUT THE FUND

 . See the fund's current annual and semi-annual reports for an in-depth discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

 . Review the fund's Statement of Additional Information (which is incorporated by reference into this prospectus) for more details on the fund's portfolio, investment policies, and operating procedures.

CONTACT US FOR MORE INFORMATION

Contact Security Capital Real Estate Mutual Funds Incorporated if you have questions or wish to obtain a free copy of these documents; simply call toll-free 1-888-SECURITY or access the Security Capital web site
(www.securitycapital.com).

The fund's Statement of Additional Information and current annual and semi-annual reports are also available, along with other related materials, on the SEC's web site (www.sec.gov). Materials may also be reviewed without charge, or copied for a fee, at the SEC's Public Reference Room in Washington, DC. For details, call the SEC at 1-800-SEC-0330.

Investment Company Act file number: 811-8033

                          [LOGO OF SECURITY CAPITAL]
                  11 South LaSalle Street, Chicago, IL 60603
                    1-888-SECURITY  www.securitycapital.com

                                    [LOGO]
                               SECURITY CAPITAL

                  11 South LaSalle Street, Chicago, IL 60603
                    1-888-SECURITY  www.securitycapital.com

                                SECURITY CAPITAL

                           EUROPEAN REAL ESTATE SHARES

                           ===========================


                             A mutual fund investing

                         primarily in equity securities

                    of publicly traded real estate companies

                  organized principally in European countries




                                   PROSPECTUS

                                 April 30, 2001

    As is the case with all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved these securities and has not passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    [LOGO]
                               SECURITY CAPITAL

                                SECURITY CAPITAL

                           EUROPEAN REAL ESTATE SHARES

             ====================================================


TABLE OF CONTENTS

The Fund Blueprint................................................             2
     Overview
     Prior Investment Results
     Shareholder Costs
Building the Fund Portfolio.......................................             6
     The Investment Adviser and Management Team
     Types of Investments
     Investment Risks
     How the Fund Manages Risk
How the Fund is Managed...........................................            14
     Opportunities in the Real Estate Industry
     Investment Process
On Becoming a Shareholder.........................................            16
     How to Purchase Fund Shares
     How to Redeem Fund Shares
     Other Redemption Information
     Performance Reporting
     Tax Consequences and Year-End Reporting
     Reports to Shareholders
Financial Highlights..............................................            24
To Learn More About the Fund......................................    Back Cover
Contact Us for More Information...................................    Back Cover

A WORD tO POTENTIAL INVESTORS

The information in this prospectus is presented to help you decide whether the fund matches your financial situation and investment goals.

The minimum initial investment in the fund's shares - which are sold at net asset value without a sales charge - is $1,000.

About This Document

This prospectus describes the objectives and policies of the fund, the potential risks of investing, the fund's management, and other information necessary to make an informed investment decision.

Please read it carefully before you invest and then retain it for future reference.

                                   THE FUND

                                   BLUEPRINT

              ===================================================

                                   OVERVIEW

What are the fund's investment objectives?

 .    The fund seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly traded real estate companies organized principally in European countries.

 .    Long-term, the fund's objective is to achieve top-quartile total returns as compared with other mutual funds that invest in publicly traded real estate companies organized principally in European countries.

What kind of investments does the fund make?

 .    The fund invests primarily in real estate securities. It does not invest in real estate directly.

 .    Typically, at least 65 percent of the fund's assets are invested in equity securities of publicly traded real estate companies located primarily in European countries, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, and the United Kingdom.

 .    The fund's investments generally include equity securities-primarily common stocks, rights or warrants to purchase common stocks, convertible securities, and preferred stocks.

What type of investor might consider investing in the fund?

Based on the fund's investment goals and strategies, it might be suitable for investors who:

 .    seek to diversify their investment holdings by adding a real estate component to their portfolio

 .    wish to add a measure of international diversification to their portfolio

 .    have a long-term investment horizon

 .    expect real estate to provide above-average investment returns over time

What are the chief risks of investing in the fund?

An investment in the fund involves risks. An investor in the fund can lose money if the value of the fund's investments declines.

 .    Market risk. The prices of real estate securities will vary with conditions in the financial markets.

 .    Foreign securities risk. The fund's investments in securities issued by companies and governments of foreign nations may present certain political, economic, currency, regulatory, market and transaction risks which would not normally be encountered when investing in securities of U.S. issuers.

 .    Real estate exposure. The fund may be affected by the same factors that influence the value of real estate in general.

 .    Interest rate risk. Higher interest rates can affect the profitability and liquidity of properties in the real estate market (and, therefore, can affect the value of the real estate securities associated with those properties).

 .    Credit risk. A decline in the credit rating or perceived credit quality of a real estate company's debt can have a negative impact on the value of its stock.

 .    Non-diversified portfolio. The fund is non-diversified; therefore, the fund may invest a greater percentage of its assets in the securities of one issuer than a diversified fund. Accordingly, the results of any one investment can have a significant impact on the fund's performance - either good or bad.

 .    Concentration risk. Because the fund invests primarily in real estate securities, the fund's reaction to real estate market variables may be greater than that of a fund that invests in more than one market sector.

PRIOR INVESTMENT RESULTS

The future performance of a mutual fund cannot be predicted by looking at its performance in the past. However, a review of its prior results can help illustrate the variability of fund returns that an investor in the fund would have experienced over various time periods.

The total return achieved by the fund through the fiscal year ended December 31, 1999 and 2000 are shown in the bar chart below.

Security Capital European Real Estate Shares Comparative Returns vs. Industry Benchmark Average Annual Total Returns

                              One-Year       June 30, 1998/(1)/ to Dec, 31 2000
                                2000

SC-European Real Estate
Shares                          5.27%                     5.07%

-------------------------------------------------------------------------------

Salomon Smith Barney
European Property Index         6.75%                     0.14%

This table compares the fund's results to changes in the Salomon Smith Barney - European Property Index. It provides an indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. The calculation of total return assumes reinvestment of all capital gains and income dividends. Results shown for the index also assumes the reinvestment of dividends. Because the index is not a managed investment, no operating expenses are deducted from its total returns.

/1/ The effective date of the fund's registration statement with the Securities and Exchange Commission.

/2/ The Salomon Smith Barney - European Property Index is a float-weighted index that includes 15 countries in Europe and the listed shares of all real estate companies with an available market capitalization (float) of at least $100 million.

Security Capital European Real Estate Shares
Calendar Year Total Returns

     -------------------------------
            1999      2000
           -----------------
            4.12%     5.27%
     -------------------------------

The fund's best quarterly performance during this time period was a gain of 7.58% for the quarter ended December 31, 2000. Its worst quarterly performance was a 7.81% loss for the quarter ended December 31, 1999.

SHAREHOLDER COSTS

The table below shows the amount of fees and expenses you may pay if you buy and hold shares of the fund.

These expenses cover basic operating costs, such as fund management, account administration, and other services. Other customary expenses include transfer agent fees, custodial fees paid to the bank that holds the fund's securities, audit fees, and legal expenses.

Shareholder Transaction Expenses (paid directly from your investment)

 .    Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)                                        none

 .    Maximum deferred sales charge (load)                                       none
 .    Maximum sales charge (load) imposed on reinvested
     dividends and other distributions                                          none
 .    Redemption fee (as a percentage of amount redeemed, if applicable)         none
 .    Exchange fee                                                               none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

 .    Management fees                                                            0.85%
 .    Distribution and/or service (12b-1) fees                                   0.25%
 .    Other expenses                                                             3.31%
 .    Total annual fund operating expenses                                       4.41%
 .    Less reimbursed expenses*                                                  2.96%
 .    Net fund operating expenses                                                1.45%

   * Under the terms of an agreement dated December 16, 2000, GCMG agreed that, beginning January 1, 2001, it would waive fees and/or reimburse expenses to maintain the net operating expenses of the fund's shares, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.45% of the average daily net assets of the fund's shares until December 31, 2001. Please note that the table reflects the expense cap of 1.45% in effect for the 2000 calendar year.

What are the costs to the typical investor?

To help you compare the costs of investing in this fund with those of other funds, the following examples illustrate the typical expenses a shareholder would pay on a $10,000 investment over various time periods.

The following calculations assume that the fund's operating expenses, after applying the provisions of all expense caps currently in effect, remained the same and that a 5 percent return was earned on your investment each year.

If you were to redeem your shares at the end of the period indicated, your costs would be:

  1 YEAR   3 YEARS  5 YEARS   10 YEARS
-----------------------------------------
   $148     $460      $794     $1,742


An investor's actual costs may be higher or lower than those shown in the example.

                                  BUILDING THE

                                 FUND PORTFOLIO

================================================================================

Security Capital and its affiliates

 .    A leader in public company ownership in the real estate industry

 .    Experience and market data from 13 affiliated companies

 .    Operations in 8 property types

 .    Market presence in 15 countries

Security Capital Global Capital Management Group (GCMG)

 .    Registered investment adviser with assets under management of more than $2 billion as of March 31, 2001

Security Capital European Real Estate Shares is a series of Security Capital Real Estate Mutual Funds Incorporated (SC-REMFs). The following sections provide basic information about the fund's management team and investment operations.

THE INVESTMENT ADVISER AND MANAGEMENT TEAM

Security Capital Global Capital Management Group Incorporated (GCMG) is an indirect, wholly owned subsidiary of Security Capital Group Incorporated (Security Capital), a publicly traded company which, together with its affiliated real estate operating companies, has a market capitalization of $20.4 billion (as of December 31, 2000).

GCMG, which is registered as an investment adviser with the Securities and Exchange Commission (SEC), commenced operations in January 1995. Its offices are located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603.

GCMG, under the supervision of the directors of SC-REMFs, provides investment advice and conducts the investment management activities of the fund. A team of full-time GCMG professionals, working together as the fund's Portfolio Management Committee, is primarily responsible for overseeing the day-to-day operations of the fund.

GCMG has assets under management of more than $2 billion (as of March 31, 2001). GCMG is uniquely positioned to capitalize on the real estate research and investment expertise of Security Capital. The tools and resources which have been developed and deployed since then reflect the organization's deep roots and global reach in the real estate industry.

For services provided as investment adviser to the fund, GCMG is paid an annual management fee equal to 0.85 percent of the average daily net asset value of the fund's shares. After expense waivers and reimbursement, no management fee was paid to GCMG during the fiscal year ended December 31, 2000.

Distribution and Servicing Plan
The fund has adopted a distribution and servicing plan under Rule 12b-1 of the Investment Company Act of 1940 to help cover the cost of distributing and providing services to shareholders.

The plan provides for the payment of a monthly fee (a "12b-1 fee") equal to 0.25 percent of the value of the average daily net assets invested in the fund's shares. This payment is made to the fund's distributor, Macquarie Capital Partners LLC (which succeeded to the business of Security Capital Markets Group Incorporated on January 2, 2001), which is an indirect affiliate of GCMG.

Because the 12b-1 fee is paid out of fund assets on an ongoing basis, it will increase the cost of an investment in the fund over time. It is possible that such an arrangement would ultimately result in higher costs than the payment of other types of sales charges.

The fund's distributor may enter into agreements with various third-party organizations to provide certain distribution or servicing functions. These organizations might include various brokerage firms or other industry-recognized service providers of fund supermarkets or similar programs as well as institutional shareholders of record, financial institutions, depository institutions, and other financial intermediaries. These agreements may be governed by the plan.

TYPES OF INVESTMENTS

In seeking to achieve the fund's investment objectives, the fund's Portfolio Management Committee uses the following types of investments and investment policies, which may be changed by the fund's board of directors without shareholder approval.

Real Estate Securities
The fund will invest, under normal market conditions, at least 65 percent of its assets in equity securities of publicly traded real estate companies operating principally in European countries, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, and the United Kingdom. The fund may also invest in the equity securities of real estate companies located in Eastern Europe and other European emerging market countries. The real estate securities in which the fund may invest includes:

 .    common stocks
 .    rights or warrants to purchase common stocks
 .    convertible securities
 .    preferred stocks

The fund may, from time to time, invest in debt securities of issuers in the real estate industry. Such securities will be rated as investment grade quality (rated no lower than BBB by at least one major rating agency) or, if not rated, believed by the fund's investment adviser to be of comparable quality.

Depositary Receipts
The fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Defensive Investments
If the fund's investment adviser (GCMG) determines that market conditions justify a more defensive portfolio, the fund may make temporary investments in cash, high-grade bonds and short-term money instruments, including domestic bank obligations and repurchase agreements. Such investments need not be issued by a real estate company.

Under normal circumstances, it is not likely that the fund will invest a substantial portion of its assets in such securities. If such investments are made, the fund will invest only in securities rated "investment grade" or considered by GCMG to be of comparable quality.

If the fund makes defensive investments, such investments might not be consistent with the fund's investment objectives. Therefore, during the period of time when such investments are held, these objectives might not be met.

Investments in companies controlled by Security Capital
The real estate securities in which the fund invests may occasionally include securities issued by real estate companies that are controlled by Security Capital or its affiliates, subject to procedures approved by the directors (including a majority of the independent directors) of SC-REMFs to assure that these investments are made in the best interests of fund shareholders, prevent conflicts of interest and comply with applicable law. Among other things, the procedures will require investment decisions related to these controlled companies to be made by GCMG independently of Security Capital and its other affiliates. Because of certain federal securities laws limitations, the fund may be restricted in its resale of these securities and will treat them as illiquid subject to the fund's 10 percent limitation on investment in illiquid securities.

INVESTMENT RISKS

All investments involve some degree of risk. While all mutual funds, including this one, employ techniques and practices to limit risk, there is always a possibility that investors may earn a smaller return than expected or lose some or all of their investment.

For this reason, an investment in the fund should be considered a long-term investment. Before investing, investors should read this prospectus carefully and come to understand the risks described below.

Please note that the most significant risks of investing in the fund are those associated with investing in the real estate market and those associated with investing in foreign securities. These risks could have a direct impact on the fund's net asset value, yield, and total return.

Real Estate Exposure
The fund will not invest in real estate directly, but its investments will be highly concentrated in real estate securities (see "Types of Investments"). The value of real estate securities, of course, will be affected by many of the factors that affect the value of real estate.

As a result, the fund is subject to investment risks that are similar to those associated with direct ownership of real estate. For example, general or local economic conditions could contribute to:

 . a decline in the value of commercial or residential properties
 . extended vacancies of properties
 . increases in property taxes and operating expenses
 . changes in interest rates

Real estate markets in general could also be affected by a range of variables that could contribute to a fluctuation in the value of real estate securities, including:

 . variations in supply and demand
 . increased competition or overbuilding
 . changes in existing laws
 . environmental issues

Other important risk factors which could affect the value of a real estate security might apply to individual properties or the issuers of particular securities:

 .    casualty or condemnation losses
 .    legal liabilities for injury or damages
 .    operating losses

Investing in Foreign Securities
Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities. Securities of some foreign companies and governments may be traded in the United States, but many foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

 .    Currency Risk. As long as the fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

 .    Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the fund's assets from that country. The fund may invest in European emerging market countries, including Hungary, Poland, the Czech Republic, the Slovak Republic and Romania. Investments by the fund in issuers located in these countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners and different legal systems.

 .    Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. Accordingly, there may be less publicly available information about foreign issuers than domestic issuers.

 .    Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may be protection against failure by other parties to complete transactions. Also, there may be limited legal recourse against an issuer in the event of a default on a debt instrument.

 .    Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

Euro Conversion Risk

The countries that currently comprise the European Economic and Monetary Union ("EMU") agreed to reduce trade barriers between themselves and eliminate fluctuations in their currencies through the introduction of a single European currency on January 1, 1999. This single European currency (the euro) is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. All European securities are generally now priced in the euro. Thereafter, these securities will trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including companies in which the fund invests, the fund could be adversely affected:

 . If the euro, or EMU as a whole, does not take effect as planned.
 . If the value of the euro declines.
 . If the computing, accounting and trading systems used by the fund's service providers or other entities with which the fund or its service providers do business are not capable of recognizing the euro as a distinct currency beginning with the euro conversion.

Investing in Real Estate Companies
The fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks are described under "Real Estate Exposure."

In general, the performance of real estate securities is dependent on the management skills of their managers and of the operators of the real estate properties in which they invest. Also, real estate securities may be affected by changes in the value of the underlying property owned by such entities.

Under certain conditions, certain real estate securities could possibly fail to qualify for tax-free pass-through of their income, resulting in a tax liability for shareholders (such as the fund). Real estate securities also generate certain expenses which would be paid indirectly by fund shareholders.

The fund may not be able to sell illiquid securities, including securities issued real estate companies controlled by Security Capital or its affiliates at a time when GCMG otherwise believes it would be appropriate to do so and, therefore, the fund may be disadvantaged.

Market Risk
The prices of the common stocks of real estate companies and other securities in which the fund invests will fluctuate from day to day and may - in either the near term or over the long run - decline in value. The value of the fund may be affected by a decline in financial markets in general.

Interest Rate Risk
As interest rates fluctuate, mortgage rates and other lending rates will increase or decrease, which could affect the value of the fund's portfolio.

Higher mortgage rates, for example, could make properties less profitable or more difficult to sell (as credit becomes more costly). Such conditions could depress the prices of the securities in which the fund invests over either short- or long-term periods.

Credit Risk
The performance of the fund may be affected by the credit ratings or perceived credit quality of the real estate companies in which it invests. For example, if a real estate company's credit rating is downgraded, or if market conditions suggest that its ability to service its debt may be impaired in the future, the price of its stock may decline, thereby affecting the value of the fund portfolio.

Performance Risk
There can be no assurance that the fund will meet its investment objectives. As with any mutual fund, the performance of the fund will vary and may not match that of similar funds or relevant benchmark indexes. The value of fund shares will vary and, when sold, may be worth more or less than their original cost.

Concentration Risk
The fund is non-diversified. This means that the proportion of its assets that can be invested in the securities of a single issuer is not limited by law. In addition, the fund generally will invest in a smaller number of individual issuers than a diversified investment company. As a result, the economic, political, or regulatory conditions that affect these issuers may have a greater impact on this fund than on a similar fund that is more diversified.

Similarly, because the fund concentrates its investments in the real estate industry, it is susceptible to the same risks that direct ownership of real estate would entail. Therefore, its performance will be more dependent on conditions in the real estate industry than a fund which invests in a more diverse range of industries or market sectors.

HOW THE FUND MANAGES RISK

As the fund seeks to reduce investment risk, it will - under normal market conditions - adhere to the following guidelines; which may be changed by the fund's board of directors without shareholder approval:

With respect to the fund's total assets:
 .    not more than 15 percent of the fund's market value will be invested in the securities of a single issuer

With respect to 50 percent of the market value of its total assets:
 .    not more than 5 percent will be invested in the securities of a single issuer
 .    the fund will not own more than 10 percent of the outstanding voting securities of a single issuer

Under certain circumstances, the fund may also invest up to 100 percent of its assets in defensive investments (see "Types of Investments").

                                 HOW THE FUND

                                  IS MANAGED

The fund follows a disciplined, research-driven investment approach. The key elements of this approach are outlined below.

OPPORTUNITIES IN THE REAL ESTATE INDUSTRY

GCMG believes that the real estate industry throughout Europe will experience the same fundamental transformation as experienced in the U.S., creating significant investment opportunities.

The "securitization" of real estate in Europe offers significant benefits to shareholders, including:
 .    an efficient, practicable method of adding an international real estate component to an investment portfolio
 .    enhanced liquidity
 .    real-time pricing
 .    the potential for high dividend yields
 .    the potential for growth and sustainable rates of return

INVESTMENT PROCESS

The organization and investment processes of GCMG reflect our belief that superior investment results are achieved through a dedication to proprietary research. Our investment process focuses on three fundamental research disciplines that we believe play an important role in the performance and pricing of real estate companies:
 .    Real Estate Research
 .    Company Analysis
 .    Market Strategy

These are highly specialized disciplines and each impacts the performance of real estate companies and the ultimate pricing of their securities. The investment process integrates these three disciplines under the broad direction of the Portfolio Management Committee, the decision-making body for investment strategies.

Real Estate Research

Research analysts focus on understanding the market pressures and factors that affect rent growth, occupancy and development. This understanding provides perspectives on future supply and demand trends for property types in various markets and the relative impact for different companies.

Company Analysis

Investment analysts focus on analyzing real estate companies within GCMG's defined universe of investments and modeling their cash flow potential. They form a complete assessment of the company's assets, operating management team and strategies through company and property visits, careful scrutiny of SEC filings and fieldwork. The recurring output of the investment analysts includes a detailed five-year cash flow forecast, an analysis of net asset value, and a detailed qualitative assessment of a company.

Market Strategy

Market Strategy focuses on establishing appropriate cost of capital thresholds for pricing real estate companies in our coverage universe of companies. This effort requires consideration of the risks underlying the securities as well as the appetite for and pricing of risk in the broader equity and capital markets. With this understanding, discount rates and terminal multiples are set that govern the key discounted cash flow models and other valuation models employed. The definition and execution of trading strategies is also an important part of Market Strategy.

Portfolio Construction

All decisions are directed by a committee of senior investment professionals-the Portfolio Management Committee. The Committee meets formally on a weekly basis and informally throughout the week to evaluate emerging real estate research and company analysis, as well as key recurring reports to create price forecasts to produce a highly focused target portfolio for the fund. This target portfolio integrates real estate and capital market expertise that helps to identify the most attractive investment opportunities.

                            ON BECOMING A SHAREHOLDER


The following describes how to open an account, what to expect as a shareholder in the fund, and other important information that can help make owning fund shares a more satisfying experience.

HOW TO PURCHASE FUND SHARES

Investors may open an account to purchase fund shares through the fund's transfer agent or through various authorized brokers and their intermediaries. The fund has authorized one or more unaffiliated brokers to accept purchase and redemption orders on its behalf. These brokers, in turn, may designate intermediaries to accept such orders on the fund's behalf. In such cases, the fund will be deemed to have received an order when an authorized broker (or its authorized intermediary) accepts the order.

All purchases of the fund's shares are made at the net asset value determined after the receipt of your payment by the fund's transfer agent or an authorized broker (or its authorized designee). All shares purchased, together with any dividends and capital gains that are paid in additional shares, will be credited to this account.

In some instances, when the fund's shares are offered through an authorized broker or intermediary agent, an investor may be charged a fee to effect a transaction through such broker or agent.

Initial Investment
The minimum initial investment in the fund is $1,000. For individual retirement accounts (including Traditional IRAs and Roth IRAs) and employee benefit plans qualified under sections 401, 403(b)(7) or 457 of the code, as well as UGMA or UTMA accounts, the minimum initial investment is $500. For investors using the Automatic Investment Plan (described below), the minimum investment is $100.

The initial purchase of shares may be made only by mail or by wire; telephone transactions may be used only for subsequent purchases of fund shares. To open an account, follow the procedures outlined below:

By Mail
1.   Complete and sign the account application enclosed with this prospectus.
2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").

3.   Send your application and payment to one of the following addresses:

     .    Via U.S. Mail
          Boston Financial Data Services
          Attn: Security Capital Real Estate Mutual Funds Incorporated P.O. Box 8121
          Boston, Massachusetts 02266-8121

     .    Via Overnight Delivery Service
          Boston Financial Data Services
          Attn: Security Capital Real Estate Mutual Funds Incorporated 66 Brooks Drive
          Braintree, Massachusetts 02184

By Wire
1. Call toll-free 1-800-409-4189 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of your investment. A completed application must be on file before funds are wired.
2. Use the following instructions to wire your investment to the fund's transfer agent:

     .    Wire to:
          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02101
          ABA Number 011000028

     .    Credit:
          DDA Number 9905-378-7

     .    Further Credit:
          Security Capital Real Estate Mutual Funds Incorporated
          Shareholder Registration
          Shareholder Fund and Account Number

All Investments
 .    Customer orders will be priced at the fund's net asset value (see
     "Determination of Net Asset Value") computed after they are accepted by the fund's transfer agent, an authorized broker, or its authorized intermediary. To be priced at the fund's net asset value computed as of the same day an order is accepted, the fund's transfer agent, authorized broker, or authorized intermediary must have accepted such order before the close of regular trading on that day.

 .    Payment must be in U.S. funds. Neither cash nor third-party checks will be accepted. If a shareholder's check does not clear, a service fee of $20 will be charged.

 .    All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase will be sent to you promptly after each transaction.
 .    Certificates for full shares can be obtained by writing to the transfer agent; all fractional shares will be held in book entry form. Please note that it is more difficult to redeem shares held in certificate form.

Additional Investments
If you wish to purchase additional shares, the minimum for subsequent investments is $100. These share purchases may be made by mail, by wire, or by telephone as described below.

By Mail
1. When making an additional investment by mail, please use the Additional Investment Form provided on the lower portion of your account statement.
2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").
3. Send your form and payment to one of the addresses listed under By Mail in the "Initial Investment" section above.

By Wire
1. To make an additional purchase by wire, a shareholder may call toll-free 1-800-409-4189 for complete wiring instructions.

By Telephone
1. Call toll-free 1-800-409-4189 to request a purchase of additional shares by moving money from your bank account to your fund account. (Please note that you must previously elect the telephone purchase option in writing.) Your bank account must be held at a domestic financial institution that is an Automated Clearing House (ACH) member.
2. To purchase shares at the net asset value determined at the close of any given trading day, the transfer agent must receive a purchase order by telephone before the close of regular trading on that day.

Automatic Investment Plan
The Automatic Investment Plan allows regular, systematic investments in the fund's shares from a bank checking or NOW account. The fund will reduce the minimum initial investment to $100 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, an investor should complete the appropriate section in the account application and an existing shareholder should call 1-888-SECURITY (toll free) for an automatic investment plan form.

The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discon-tinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), the fund reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, the fund will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan until the minimum initial investment amount is met because the fund has the right to close such account for failure to reach the minimum initial investment. Such closings may occur in periods of declining share prices.

Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in the amounts of $100 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20 will be deducted from a shareholder's account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying the fund in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevents withdrawal of funds from the designated bank checking or NOW account.

The Automatic Investment Plan is a method of using dollar cost averaging, which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.

HOW TO REDEEM FUND SHARES

You may request redemption of some or all of your shares at any time, either by telephone or by mail, through the fund's transfer agent. You may also request to redeem shares through an authorized broker or agent, though you may be charged a fee to do so. To be priced at the fund's net asset value computed as of the same day an order is accepted, the fund's transfer agent, authorized broker or authorized agent must have accepted such order before the close of regular trading on that day.

By Telephone
Call the transfer agent toll-free at 1-800-409-4189 to request a redemption of your shares. (Please note that you must have previously elected the telephone redemption option in writing.)

By Mail and By Wire
1. For most redemption requests, you need only furnish a written, unconditional request stating the number of your shares (or the exact dollar amount) that you wish to redeem. Your request must be signed exactly as the shares are registered, and all joint owners must sign.
2. Send your written request to Security Capital Real Estate Mutual Funds Incorporated at one of the addresses listed under By Mail in the "Initial Investment" section above.
3. If you wish, you may have your redemption proceeds wired to a commercial bank that you have authorized on your account application (a service fee of $12 will be charged for wire redemptions). Otherwise, a check for the proceeds will be mailed to you at the address of record for your account.

Once your request has been accepted, the fund normally will mail redemption proceeds to you on the next business day, and no later than seven business days after it receives and accepts your request. When a purchase has been made by check, the fund may hold payment of redemption proceeds until reasonably satisfied that the check has cleared. This may take up to 12 days.

To request redemption of any shares held in certificate form, the certificate must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to the transfer agent together with your written redemption request.

Redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the fund's transfer agent. No telephone redemptions will be allowed within 30 days of such a change.

The fund reserves the right to limit the number of telephone redemptions made by a shareholder.

For Your Protection
To help ensure the integrity of your account, the fund employs the following reasonable measures to protect against unauthorized redemption of fund shares. These include:
 .    The fund may require some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.
 .    Once a telephone redemption request has been made, it may not be modified or canceled.
 .    Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact before a redemption request made by mail or by wire is granted.

 .    Any written redemption requests received within 30 days after an address change must be accompanied by a signature guarantee (see "Signature Guarantees" below).
 .    The fund reserves the right to refuse any telephone redemption in whole or in part.

Assuming procedures such as the above have been followed, the fund will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption.


Signature Guarantees
Signature guarantees are required for any of the following transactions:
 .    redemption requests mailed to or wired to a person other than the registered owner(s) of the shares
 .    redemption requests to be mailed to or wired to an address other than the account's address of record
 .    any redemption request received within 30 days of a change of address
 .    any redemption request involving $100,000 or more

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC, such as banks, savings associations, credit unions, brokerage firms, and others.

OTHER REDEMPTION INFORMATION

The fund may suspend the right of redemption during any period when:
 .    trading on the New York Stock Exchange (NYSE) is restricted or the NYSE is closed (other than customary weekend and holiday closings)
 .    an emergency (as defined by rules adopted by the SEC) makes disposal of portfolio securities or determination of the value of net assets of the fund not reasonably practicable

A shareholder's account may be closed if, upon the redemption of shares, the value of remaining shares is less than $1,000 ($500 in the case of individual retirement accounts and employee benefit plans qualified under sections 401, 403(b)(7) or 457 of the tax code and for investors using the Automatic Investment Plan (described above)). The shareholder will be given notice of at least 60 days and the opportunity to make additional investments which will increase the account's value so that it satisfies the minimum amount required.

The fund may, under certain circumstances, redeem shares in kind.

PERFORMANCE REPORTING

Determination of Net Asset Value
Shares of the fund are sold, without a sales charge, at net asset value. The net asset value per share is calculated as of the close of regular trading on each day the NYSE is open for trading. Net asset value will not be calculated on any national holiday or any other day the NYSE is not open for trading.

Net asset value is determined by adding the market value of all securities in the fund's portfolio and any other assets, subtracting liabilities, and dividing by the total number of shares then outstanding. This is the price at which purchase or redemption of the fund's shares is effected.

Each trading day, portfolio securities are valued at their last sale price as of the close of trading on the exchange representing the principal market for such securities, or at the mean of the closing bid and asked price for that day. Any securities for which market quotations are not readily available are valued in good faith in a manner that best reflects their fair value. With respect to securities that are primarily listed on foreign exchanges, the value of the fund's portfolio securities may change on days when you will not be able to purchase or sell your shares.

Dividends and Distributions
The fund pays dividends from its investment income once each quarter and pays any capital gains at least once each year. All dividends and distributions are automatically reinvested in additional shares of the fund unless you choose to have them paid in cash. As a shareholder, you will receive a statement reflecting all payments made to your account.

TAX CONSEQUENCES AND YEAR-END REPORTING


Federal Income Taxes
To comply with tax law requirements, the fund intends to make annual distributions of its investment income. It is likely that a portion of each distribution (whether received in cash or reinvested in shares of the fund) will be taxable to shareholders of the fund as ordinary income and the remainder of such distribution will be taxable to shareholders as long-term capital gain.

Sales and other dispositions by a shareholder of his or her shares of the fund generally will be treated as capital gain if the amount received by the shareholder in the sale exceeds the shareholder's tax basis in the shares and will be treated as a capital loss if the shareholder's tax basis in the fund shares exceeds the amount received by the shareholder in the sale. A share holder's tax basis in his or her shares generally will equal the cost of the shares plus the amount of any distributions reinvested in shares of the fund. Any capital gain or loss will be long-term capital gain or loss if the shares sold have been owned by the shareholder for more than one year from the date of sale. If more than 50% of the fund's assets are invested in foreign securities at the end of any fiscal year, the fund may elect to permit shareholders to take a credit or deduction on their federal income tax return for foreign taxes paid by the fund. Shareholders should consult their own tax advisers regarding the federal tax consequences of an investment in the fund.

State and Local Taxes
Fund distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in the fund.

Year-End Tax Statement
After the end of each calendar year, the fund will send shareholders a statement showing the amount of all dividends and distributions paid during the year and the portion of those distributions that will be treated as a capital gain distribution.

REPORTS TO SHAREHOLDERS

The fund sends a report of portfolio investments and other information to its shareholders on a semi-annual basis. An annual report, which includes financial statements audited by an independent accounting firm, is sent to shareholders each year. Please call toll-free 1-888-SECURITY for a copy of the fund's most recent shareholder report.

                                    FINANCIAL

                                   HIGHLIGHTS

                 ============================================


The financial highlights table is intended to help you understand the fund's financial performance since June 30, 1998, the effective date of the fund's registration statement with the SEC.

The information in this table reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report - along with the fund's financial statements - is included in the statement of additional information, which is available upon request.

                                                                                June 30, 1998/(1)/
                                                                                     through
                                                    2000              1999       December 31, 1998
Per Share Data
Net asset value, beginning of period            $  10.26          $  10.28           $ 10.00
Income from investment operations:
     Net investment income                          0.14              0.20              0.04
     Net realized and unrealized gain
     on investments                                 0.40              0.23              0.28
                                                --------          --------           -------
     Total from investment operations               0.54              0.43              0.32

Less distributions:
     Dividends from net investment income          (0.08)            (0.17)            (0.02)
     Dividends in excess of net
     investment income -                              --                --             (0.02)
     Dividends from net realized gains                --             (0.28)               --
     Return of capital                                --                --                --
                                                --------          --------           -------
     Total distributions                           (0.08)            (0.45)            (0.04)
Net asset value, end of period                  $  10.72          $  10.26           $ 10.28
Total return/(2)/                                   5.27%             4.12%             3.25%
Supplemental data and ratios:
     Net assets, end of period ($000)           $ 11,002          $ 10,582           $ 6,071
     Ratio of expenses to average
     net assets/(3)(4)/                             1.45%             1.45%             1.45%
     Ratio of net investment income
     to average net assets/(3)(4)/                  1.37%             1.84%             1.32%
     Portfolio turnover rate                       94.35%            61.37%                0%

(1)  Date the fund was effective with the SEC.

(2)  Not annualized for the period June 30, 1998 through December 31, 1998.

(3)  Annualized.

(4) Without voluntary expense reimbursements of $299,721 and $337,352 for the years ended December 31, 2000, and 1999, and $155,345 for the period ended December 31, 1998, the ratio of expenses to average net assets would have been 4.41%, 4.32% and 9.66%, respectively, and the ratio of net investment loss to average net assets would have been (1.60%), (1.03%) and (6.89%), respectively.

TO LEARN MORE ABOUT THE FUND

 .    See the fund's current annual and semi-annual reports for an in-depth discussion of the market conditions and investment strategies which significantly affected the fund's performance during its last fiscal year.

 .    Review the fund's Statement of Additional Information (which is incorporated by reference into this prospectus) for more details on the fund's portfolio, investment policies, and operating procedures.


CONTACT US FOR MORE INFORMATION

Contact Security Capital Real Estate Mutual Funds Incorporated if you have questions or wish to obtain a free copy of these documents; simply call toll-free 1-888-SECURITY or access the Security Capital web site
(www.securitycapital.com).

The fund's Statement of Additional Information and current annual and semi-annual reports are also available, along with other related materials, on the SEC's web site (www.sec.gov). Materials may also be reviewed without charge, or copied for a fee, at the SEC's Public Reference Room in Washington, DC. For details, call the SEC at 1-800-SEC-0330.



Investment Company Act file number: 811-8033

                                      LOGO

                       11 South LaSalle Street, 2nd Floor
                            Chicago, Illinois 60603

                      STATEMENT OF ADDITIONAL INFORMATION

             SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                    Security Capital U.S. Real Estate Shares
                  Security Capital European Real Estate Shares

                                                             April 30, 2001

  Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs") is an open-end management investment company organized under Maryland law with two investment portfolios ("Funds"): Security Capital U.S. Real Estate Shares ("SC-US") and Security Capital European Real Estate Shares ("SC-EUROPEAN"). Security Capital Global Capital Management Group Incorporated ("GCMG ") serves as both investment adviser and administrator to the Funds.

  This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus of SC-US and/or SC-EUROPEAN dated April 30, 2001 (each, a "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in a Prospectus and should be read in conjunction with the applicable Prospectus, additional copies of which may be obtained without charge by writing or calling toll free 1-888-SECURITY.

                               Table of Contents

                                                         Page
                                                         ----
   Investment Objectives and Policies...................    2
   Investment Restrictions..............................   22
   Management of SC-REMFs...............................   24
   Distribution and Servicing Plans.....................   31
   Other Distribution and/or Servicing Arrangements.....   32
   Code of Ethics.......................................   33
   Determination of Net Asset Value.....................   33
   Redemption of Shares.................................   33
   Portfolio Transactions and Brokerage.................   33
   Taxation.............................................   34
   Organization and Description of Capital Stock........   41
   Performance Information..............................   42
   Counsel and Independent Accountants..................   44
   Financial Statements.................................   45

                      INVESTMENT OBJECTIVES AND POLICIES

  The following discussion of the investment objectives and policies of the Funds supplements, and should be read in conjunction with, the information regarding each Fund's investment objectives and policies set forth in the Fund's Prospectus. This discussion includes supplemental information regarding investments and investment strategies that the Funds may use and the risks they entail. Certain of these may not be available to both Funds. Except as otherwise provided below under "Investment Restrictions," the Funds' investment policies are not fundamental and may be changed by SC-REMFs' Board of Directors without the approval of the shareholders; however, a Fund will not change its investment policies without written notice to shareholders.

Illiquid Securities

  A Fund will not invest in illiquid securities if immediately after such investment more than 10% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and securities that are otherwise not readily marketable. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven business days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Securities and Exchange Commission (the "SEC") has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers.

  GCMG will monitor the liquidity of restricted securities in the Funds' portfolios under the supervision of the Board of Directors. In reaching liquidity decisions, GCMG will consider, among other factors, the following: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investments in Companies Controlled by Security Capital

  The securities in which the Funds invest may occasionally include securities issued by real estate companies that are controlled by Security Capital Group Incorporated ("Security Capital") or its affiliates (a "Security Capital controlled real estate company"). These investments could create possible conflicts of interest and raise potential issues under the federal securities laws including compliance with joint arrangement prohibitions under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, if a Fund invests in securities issued by a Security Capital controlled real estate company, the Fund may be considered an affiliate of the issuer of such securities, thus limiting the Fund's ability to resell them pursuant to Rule 144 under the Securities Act. As a result, the Funds will treat securities issued by Security Capital controlled real estate companies as illiquid securities.

  In order to assure that these types of investments are in the best interests of the Funds' shareholders, the directors (including a majority of the independent directors) of SC-REMFs will consider the potential for conflicts and whether possible resale restrictions are in the best interests of the Funds, before the Funds engage in these types of investment activities, and will approve procedures designed to prevent conflicts of interest and assure compliance with applicable law. Pursuant to these procedures, investments by the Funds in Security Capital controlled real estate companies will only be made through unaffiliated third party broker-dealers, in arms-length transactions, at market prices. Security Capital and GCMG have instituted Chinese wall procedures designed to assure that investment decisions related to Security Capital controlled real estate companies are made independently of Security Capital and its other affiliates by preventing GCMG from accessing non-public information regarding securities of Security Capital controlled real estate companies. If the compliance procedures are inadequate or breached, the Funds and their affiliates may be found to have violated the 1940 Act or other federal securities laws. Additionally, all of the Funds' transactions in securities of Security Capital controlled real estate companies will be subject to the prior approval of the GCMG compliance officer responsible for compliance with applicable federal securities law requirements.

Convertible Securities

  Each Fund may invest in convertible securities, that is, bonds, notes debentures, preferred stocks and other securities that are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

  The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

  Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero Coupon Bonds

  Each Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

  The discount on zero coupon securities ("original issue discount") must be taken into income ratably by a Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.

  The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

Foreign Securities

  SC-EUROPEAN invests primarily in the securities of foreign issuers.

  Political, Social and Economic Risks

  Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment; convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, SC-EUROPEAN could lose its entire investment in any such country.

  Religious, Political, or Ethnic Instability

  Certain countries in which SC-EUROPEAN may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of SC-EUROPEAN's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which SC-EUROPEAN invests and adversely affect the value of the Fund's assets.

  Foreign Investment Restrictions

  Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as SC-EUROPEAN. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of SC-EUROPEAN. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. SC-EUROPEAN could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental Regulation

  Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by SC-EUROPEAN will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by SC-EUROPEAN than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, GCMG will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations

  SC-EUROPEAN under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies. The strength or weakness of the U.S. dollar against such foreign currencies will account for part of SC-EUROPEAN's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of SC-EUROPEAN's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders in the Fund. Moreover, if the value of the foreign currencies in which SC-EUROPEAN receives its income falls relative to the U.S. dollar between receipt of the income and the making of the Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, the pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.

  Although SC-EUROPEAN values its assets daily in terms of U.S. dollars, SC-EUROPEAN does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. SC-EUROPEAN will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to SC-EUROPEAN at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

  Adverse Market Characteristics

  Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of SC-EUROPEAN are uninvested and no return is earned thereon. The inability of SC-EUROPEAN to make intended security purchases due to settlement problems could cause SC-EUROPEAN to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems either could result in losses to SC-EUROPEAN due to subsequent declines in value of that security or, if SC-EUROPEAN has entered into a contract to sell the security, could result in possible liability to the purchaser. GCMG will consider such difficulties when determining the allocation of SC-EUROPEAN's assets, although GCMG does not believe that such difficulties will have a material adverse effect on SC-EUROPEAN's trading activities.

  SC-EUROPEAN will use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning SC-EUROPEAN's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

  Withholding Taxes

  SC-EUROPEAN's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing SC-EUROPEAN's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

  Concentration

  Because SC-EUROPEAN invests a significant portion of its assets in securities of issuers located in a particular region of the world, SC-EUROPEAN may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  There are special risks attendant to investment in the Western European countries. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Luxembourg, the Netherlands, Portugal, Spain and the United Kingdom) have eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. GCMG believes that these Common Market reforms are likely to improve the prospects for economic growth in many Western European countries. In addition, these reforms could benefit real estate operating companies domiciled in Western European countries by expanding their markets. Nevertheless, it is not clear what the form or effect of such reforms will be on real estate companies in Western Europe. Therefore it is impossible to predict their long-term impact on SC-EUROPEAN's investments.

  EURO Conversion

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic Monetary Union (the "European Union"). Effective January 1, 1999, the member countries of the European Union introduced the "euro" as a common currency. During a three year transitional period, the euro will coexist with each member country's currency. Beginning July 1, 2002, the euro is expected to become the sole currency of the member countries.

  Conversion to the euro may impact the trading in securities of issuers located in, or denominated in the currencies of, the member countries. It is possible that foreign exchanges, settlement processes, the custody of assets and accounting also may be affected. The transition of member states' currency into the euro will eliminate the currency risk among the member countries and will likely affect GCMG's investment considerations with respect to SC-EUROPEAN. To the extent SC-EUROPEAN holds non-U.S. dollar-denominated securities, including those denominated in the euro, SC-EUROPEAN will still be subject to currency risk due to fluctuations in those currencies as compared to the U.S. dollar.

  The introduction of the euro is expected to affect derivative and other financial contracts in which SC-EUROPEAN may invest insofar as price sources based upon current currencies of the member countries will be replaced, and market conventions, such as day-count fractions or settlement dates, applicable to underlying instruments may be changed to conform to the conventions applicable to the euro currency.

  The overall impact of the transition of member countries currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short and long-term ramifications can be expected, such as changes in the economic environment and changes in the behavior of investors, all of which will impact SC-EUROPEAN's investments.

  GCMG is taking steps it believes will reasonably address euro-related changes to enable SC-EUROPEAN to process transactions accurately and completely with minimal disruption to business activities.

  Eastern European Countries

  Investment by SC-EUROPEAN in Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities market, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody;
(2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on SC-EUROPEAN's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russian and Eastern European countries may decide not to continue to support the economic reform programs and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Emerging Markets

  SC-EUROPEAN may invest in securities of issuers in emerging markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

  Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of SC-EUROPEAN is uninvested and no cash is earned thereon. The inability of SC-EUROPEAN to make intended security purchases due to settlement problems could cause SC-EUROPEAN to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to SC-EUROPEAN due to subsequent declines in value of the portfolio security or, if SC-EUROPEAN has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

  Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses to SC-EUROPEAN. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

  Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sates of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. SC-EUROPEAN could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application of any restrictions on investments.

  In the course of investment in emerging market debt obligations, SC-EUROPEAN will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations.

  The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While GCMG manages the assets of SC-EUROPEAN in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause SC-EUROPEAN to suffer a loss of value in respect of the securities in its portfolio.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for SC-EUROPEAN's securities in such markets may not be readily available. SC-REMFs may suspend redemption of SC-EUROPEAN's shares for any period during which an emergency exists, as determined by the SEC. Accordingly if SC-EUROPEAN believes that appropriate circumstances exist, SC-REMFs will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from SC-EUROPEAN's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of SC-REMFs Board of Directors.

  Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although SC-EUROPEAN endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S., mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries, sovereign debt securities.

  Sovereign Debt Ratings for Selected Emerging Market Countries as of 3/31/01
       (Source: Bloomberg)

Country                 Moody's      S&P's
----------------        -------      -----
Chile                   Baal         A-
Turkey                  B1           B
Mexico                  Baa3         BB+
Czech Republic          A3           A-
Hungary                 Baa1         A-
Colombia                Ba2          BB
Venezuela               B2           B
Morocco                 Ba1          BB
Argentina               B2           B+
Brazil                  B1           BB-
Poland                  Baa1         BBB+
Croatia                 Baa3         BBB-

     SC-EUROPEAN may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by SC-EUROPEAN defaults, SC-EUROPEAN may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. SC-EUROPEAN's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

     Income from securities held by SC-EUROPEAN could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which SC-EUROPEAN makes its investments. SC-EUROPEAN's net asset value may also be affected by changes in the rates or methods of taxation applicable to SC-EUROPEAN or to entities in which SC-EUROPEAN has invested.

     Many emerging markets have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. In recent years, certain of these countries have begun to control inflation through prudent economic policies.

     Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

     Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in SC-EUROPEAN's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect SC-EUROPEAN's assets should these conditions recur.

     The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that an emerging market receives payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

     To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

     Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investment Funds

     Some emerging market countries have laws and regulations that currently preclude direct investment in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds that have been specifically authorized. SC-EUROPEAN may invest in these investment funds subject to the provisions of the 1940 Act, as applicable and other applicable laws.

Foreign Currency Transactions

     SC-EUROPEAN endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when SC-EUROPEAN changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent SC-EUROPEAN from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

     SC-EUROPEAN may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which SC-EUROPEAN may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which SC-EUROPEAN's portfolio securities are denominated may have a detrimental impact on SC-EUROPEAN. SC-REMFs' management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places SC-EUROPEAN's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     In the absence of willful misfeasance, bad faith or gross negligence on the part of GCMG, any losses resulting from the holding of SC-EUROPEAN's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that SC-EUROPEAN's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

Privatizations

     The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("Privatizations"). GCMG believes that Privatizations may offer opportunities for significant capital appreciation and may invest assets of SC-EUROPEAN in Privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as SC-EUROPEAN to participate in Privatizations may be limited by local law, or the terms on which SC-EUROPEAN may be permitted to participate may be less advantageous that those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that Privatization programs will be successful.

Brady Bonds

     SC-EUROPEAN may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plans introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, the Philippines, Poland and Uruguay.

     Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets.

     Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on many Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investment in Brady Bonds may be viewed as speculative.

Sovereign Debt

     SC-EUROPEAN also may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including SC-EUROPEAN) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Depository Receipts

     SC-EUROPEAN may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of SC-EUROPEAN's investment policies, investment in ADRs, ADSs, GDRs and EDRs will be deemed to be an investment in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored". While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. SC-EUROPEAN may invest in both sponsored and unsponsored ADRs.

Eurodollars and Yankee Dollars

     SC-EUROPEAN and SC-US may also invest in obligations of foreign branches of U.S. banks (denominated in Eurodollars) and U.S. branches of foreign banks ("Yankee dollars") as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Strategic Transactions and Derivatives

     SC-EUROPEAN may, but is not required to, utilize various investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, SC-EUROPEAN may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for SC-EUROPEAN's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect SC-EUROPEAN's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in SC-EUROPEAN's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions.
The ability of SC-EUROPEAN to utilize these Strategic Transactions successfully will depend on GCMG's ability to predict pertinent market movements, which cannot be assured. SC-EUROPEAN will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in SC-EUROPEAN.

     Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent GCMG's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to SC-EUROPEAN, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation SC-EUROPEAN can realize on its investments or cause SC-EUROPEAN to hold a security it might otherwise sell.
The use of currency transactions can result in SC-EUROPEAN incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of SC-EUROPEAN creates the possibility that losses on the hedging instrument may be greater than gains in the value of SC-EUROPEAN's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, SC-EUROPEAN might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

     General Characteristics of Options

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of SC-EUROPEAN's assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, SC-EUROPEAN's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving SC-EUROPEAN the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. SC-EUROPEAN's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect SC-EUROPEAN against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. SC-EUROPEAN is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     SC-EUROPEAN's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. SC-EUROPEAN will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to SC-EUROPEAN at a formula price within seven days. SC-EUROPEAN expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with SC-EUROPEAN or fails to make a cash settlement payment due in accordance with the terms of that option, SC-EUROPEAN will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, GCMG must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. SC-EUROPEAN will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by GCMG. The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to SC-EUROPEAN's limitation on investments in illiquid securities.

     If SC-EUROPEAN sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     SC-EUROPEAN may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by SC-EUROPEAN must be "covered" (i.e., SC-EUROPEAN must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though SC-EUROPEAN will receive the option premium to help protect it against loss, a call sold by SC-EUROPEAN exposes SC-EUROPEAN during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require SC-EUROPEAN to hold a security or instrument which it might otherwise have sold.

     SC-EUROPEAN may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. SC-EUROPEAN will not sell put options if, as a result, more than 50% of SC-EUROPEAN's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that SC-EUROPEAN may be required to buy the underlying security at a disadvantageous price above the market price.

     General Characteristics of Futures

     SC-EUROPEAN may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract would create a firm obligation by SC-EUROPEAN, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

     SC-EUROPEAN's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or setting an option thereon requires a fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

     SC-EUROPEAN will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of SC-EUROPEAN's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

     Options on Securities Indices and Other Financial Indices

     SC-EUROPEAN also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     Currency Transactions

     SC-EUROPEAN may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. SC-EUROPEAN may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by GCMG.

     SC-EUROPEAN's dealings in currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of SC-EUROPEAN, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom.

Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     SC-EUROPEAN will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to forward currency contracts entered into for non-hedging purposes, or to proxy hedging or cross hedging as described below.

     SC-EUROPEAN may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which SC-EUROPEAN has or in which it expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, SC-EUROPEAN may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency. Changes in value are generally considered to be correlated to a currency or currencies in which some or all of SC-EUROPEAN's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of SC-EUROPEAN's securities denominated in correlated currencies. For example, if GCMG considers that the Austrian schilling is correlated to the German Deutsche mark (the "D-mark"), SC-EUROPEAN holds securities denominated in schillings and GCMG believes that the value of schillings will decline against the U.S. dollar, GCMG may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to SC-EUROPEAN if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If SC-EUROPEAN enters into a currency hedging transaction, SC-EUROPEAN will comply with the asset segregation requirements described below.

     Risks of Currency Transactions

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to SC-EUROPEAN if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     Combined Transactions

     SC-EUROPEAN may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("combined" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of GCMG, it is in the best interests of SC-EUROPEAN to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on GCMG's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

     Swaps, Caps, Floors and Collars

     Among the Strategic Transactions into which SC-EUROPEAN may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. SC-EUROPEAN expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities SC-EUROPEAN anticipates purchasing at a later date. SC-EUROPEAN intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream SC-EUROPEAN may be obligated to pay. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     SC-EUROPEAN will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with SC-EUROPEAN receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, GCMG and SC-EUROPEAN believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. SC-EUROPEAN will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by GCMG. If there is a default by the Counterparty, SC-EUROPEAN may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     Eurodollar Instruments

     SC-EUROPEAN may invest in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. SC-EUROPEAN might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

     Risks of Strategic Transactions Outside the U.S.

     When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in SC-EUROPEAN's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

     Warrants

     SC-EUROPEAN and SC-US may invest in warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by SC-EUROPEAN or SC-US exercised by the date of its expiration, SC-EUROPEAN and SC-US would lose the entire purchase price of the warrant.

Use of Segregated and Other Special Accounts

     Many Strategic Transactions, in addition to other requirements, require that a fund segregate cash or liquid high grade assets on the fund's books to the extent fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated on the fund's books. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by SC-EUROPEAN will require SC-EUROPEAN to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by SC-EUROPEAN on an index will require SC-EUROPEAN to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by SC-EUROPEAN requires the Fund to segregate cash or liquid assets equal to the exercise price.

     Except when a fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the fund to buy or sell currency will generally require the fund to hold an amount of that currency or liquid assets denominated in that currency equal to the fund's obligations or to segregate cash or liquid assets equal to the amount of the fund's obligation.

     OTC options entered into by SC-EUROPEAN, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when SC-EUROPEAN sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by SC-EUROPEAN, or the in the money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when SC-EUROPEAN sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, SC-EUROPEAN will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by SC-EUROPEAN other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and SC-EUROPEAN will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, SC-EUROPEAN must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

     With respect to swaps, SC-EUROPEAN will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the SC-EUROPEAN's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. SC-EUROPEAN may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, SC-EUROPEAN could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by SC-EUROPEAN. Moreover, instead of segregating cash or liquid assets if SC-EUROPEAN held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Investment Company Securities

     Securities of other investment companies may be acquired by the Funds to the extent permitted under the 1940 Act. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Repurchase Agreements

     The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors. In a repurchase agreement, a fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a fund to the seller. The duration of repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements for more than thirteen months. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. A Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, SC-EUROPEAN or SC-US might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by SC-EUROPEAN or SC-US may be delayed or limited.

Leverage

     SC-EUROPEAN may use leverage to increase its holdings of portfolio securities. Leverage creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of SC-EUROPEAN shares and in the yield on SC-EUROPEAN's portfolio. Although the principal of such borrowings will be fixed, SC-EUROPEAN's assets may change in value during the time the borrowing is outstanding. Since any decline in value of SC-EUROPEAN's investments will be borne entirely by SC-EUROPEAN's shareholders (and not by those persons providing the leverage to SC-EUROPEAN), the effect of leverage in a declining market would be a greater decrease in net asset value than if SC-EUROPEAN were not so leveraged. Leveraging will create interest expenses for SC-EUROPEAN, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest SC-EUROPEAN will have to pay, SC-EUROPEAN's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of SC-EUROPEAN will be less than if leveraging were not used.

Reverse Repurchase Agreements

     In connection with its leveraging activities, SC-EUROPEAN may enter into reverse repurchase agreements in which SC-EUROPEAN sells securities and agrees to repurchase them at a mutually agreed date and price. A reverse repurchase agreement may be viewed as a borrowing by SC-EUROPEAN, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of SC-EUROPEAN's Counterparty, SC-EUROPEAN would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the Counterparty to SC-EUROPEAN under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that SC-EUROPEAN may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the Counterparty or its trustee or receiver.

Securities Lending

     SC-US and SC-EUROPEAN may lend portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) SC-US and SC-EUROPEAN may at any time call the loan and regain the securities loaned within 5 business days; (3) SC-US and SC-EUROPEAN will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of SC-US and SC-EUROPEAN loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the Fund.

     Before SC-US or SC-EUROPEAN enters into a loan, GCMG considers relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, SC-US and SC-EUROPEAN retain the right to call the loans at any time on reasonable notice, and will do so in order that the securities may be voted by SC-US or SC-EUROPEAN if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.

When-Issued Securities

     SC-EUROPEAN may from time to time purchase securities on a "when-issued" or "forward delivery" basis for payments and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to SC-EUROPEAN. To the extent that assets of SC-EUROPEAN are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above.

     While when-issued or forward delivery securities may be sold prior to the settlement date, SC-EUROPEAN intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time SC-EUROPEAN makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. SC-EUROPEAN does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. SC-EUROPEAN will establish a segregated account on its books in which it will maintain cash or liquid assets equal in value of commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. SC-EUROPEAN will not enter into such transactions for leverage purposes.

Short Sales

  The Funds, to the extent permitted by other countries, may engage in short sales. The Funds will not engage in a short sale if immediately after such transaction the aggregate market value of all securities sold short would exceed 10% of a Fund's net assets (taken at market value).

  The Funds may seek to realize gains through short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System. Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time that the Fund purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account containing cash or liquid securities, at such a level that (i) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

  Since short selling can result in profits when stock prices generally decline, the Funds in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, the Funds could, at any given time, suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. Moreover, to the extent that in a generally rising market the Funds maintain short positions in securities rising with the market, the net asset value of the Funds would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

Temporary Defensive Position

  Under normal market conditions, the Funds do not intend to have a substantial portion of their assets invested in cash, money market instruments or U.S. Government securities. However, when GCMG determines that adverse market conditions exist, each fund may adopt a temporary defensive posture and invest entirely in cash, high-grade bonds, and short-term money market instruments, including domestic bank obligations and repurchase agreement. When a Fund is invested in this manner, it may not be able to achieve its investment objective.


                            INVESTMENT RESTRICTIONS

  The Funds are series of SC-REMFs, which is an open-end investment company organized under Maryland law. The Funds are "non-diversified", which means that they are not limited by the 1940 Act in the proportion of assets they may invest in the securities of a single issuer.

  However, the Funds are subject to certain investment restrictions that are deemed fundamental policies of the Fund. Such fundamental policies are those that cannot be changed without the approval of the holders of a majority of a Fund's outstanding shares which means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

  SC-US may not:

  1. Make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

  2. Borrow money, except that SC-US may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities, but not in an aggregate amount exceeding 33-1/3% of the value of SC-US's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of SC-US's total assets will be repaid before any subsequent investments are made;

  3. Invest in illiquid securities, as defined in "Investment Objective and Policies," if immediately after such investment more than 10% of SC-US's net assets (taken at market value) would be invested in such securities;

  4. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value); or

  5. Purchase or sell real estate, except that SC-US may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

  6. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

  7. Participate on a joint or joint and several basis in any securities trading account;

  8.   Invest in companies for the purpose of exercising control;

  9. Purchase a security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), SC-US would own any securities of an open-end investment company or more than 3% of the value of SC-US's total assets would be invested in securities of any closed-end investment company or more than 10% of such value in closed-end investment companies in general; or

  10. (a) purchase or sell commodities or commodity contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs; (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 33 1/3% of the value of SC-US's total assets; or (d) act as an underwriter of securities, except that SC-US may acquire restricted securities under circumstances in which, if such securities were sold, SC-US might be deemed to be an underwriter for purposes of the Securities Act.

  SC-EUROPEAN may not:

  1. Invest directly in real estate or interests in real estate (although it may purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in the Prospectus);

  2.   Act as an underwriter or issue senior securities;

  3. Borrow money, except that SC-EUROPEAN may borrow money from banks in an amount not exceeding 33-1/3% of the value of SC-EUROPEAN's total assets (not including the amount borrowed), except for temporary or emergency purposes and to secure borrowings. If at any time SC-EUROPEAN's borrowings exceed this limitation due to a decline in SC-EUROPEAN's assets, such borrowings will be reduced within three days to the extent necessary to comply with this limitation. Arrangements with respect to margin for futures contracts are not deemed to be a pledge of assets;

  4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

  5. Participate on a joint or a joint and several basis in any trading account in securities;

  6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent SC-EUROPEAN from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

  7. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

  8. Underwrite securities issued by others, except to the extent that SC-EUROPEAN may be considered an underwriter within the meaning of the Securities Act in the disposition of restricted securities;

  9. Write or acquire options or interests in oil, gas or other mineral exploration or development programs; or

  10. Invest for the purpose of exercising control over management of any company.

  In addition, SC-EUROPEAN has adopted non-fundamental investment limitations as stated below. Such limitations may be changed without shareholder approval.

  SC-EUROPEAN may not:

  1. Purchase securities on margin except that SC-EUROPEAN may enter into option transactions and futures contracts as described in their Prospectuses, and as specified above in fundamental investment limitation number (1) above;

  2. Purchase or retain securities of an issuer if the officers and Directors of SC-REMFs or GCMG owning more than 1/2 of 1% of such securities, together own more than 5% of such securities;

  3. Invest more than 10% of its net assets in illiquid securities, including securities of foreign companies that are not listed on a foreign securities exchange or a recognized U.S. exchange;

  4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or

  5. Make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed, and
(ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

  If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions. The investment restrictions do not preclude a Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, unless such purchase would result in a violation of a fundamental investment restriction listed above.


                             MANAGEMENT OF SC-REMFs

  The overall management of the business and affairs of the Funds is vested with the Board of Directors of SC-REMFs. The Board of Directors approves all significant agreements between SC-REMFs and persons or companies furnishing services to the Funds, including SC-REMFs' agreements with GCMG or with the Funds' administrator, custodian and transfer agent. The management of each of the Fund's day to day operations is delegated to the officers of SC-REMFs, who include the Managing Directors, GCMG and the administrator, subject always to the investment objective and policies of each of the Funds and to general supervision by the Board of Directors. Although SC-REMFs is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-REMFs' Articles of Incorporation.

  The directors and officers of SC-REMFs and their principal occupations during the past five years are set forth below. Directors deemed to be "interested persons" of SC-REMFs for purposes of the 1940 Act are indicated by an asterisk.

                                                                                   Principal
                                                                               Occupations During
Name and Address                      Office       Age                        The Past Five Years
----------------                      ------       ---                        -------------------
Anthony R. Manno Jr.*             Chairman of       49  Managing Director and President of GCMG since January
11 South LaSalle Street           the Board of          1995, where he is responsible for overseeing all investment
Chicago, Illinois 60603           Directors,            and capital allocation matters for GCMG's public market
                                  Managing              securities activities and is also responsible for company and
                                  Director and          industry analysis, market strategy and trading and reporting.
                                  President             Mr. Manno was a member of the Investment Committee of
                                                        Security Capital from March 1994 to June 1996.  Prior to
                                                        joining Security Capital, Mr. Manno was a Managing Director of LaSalle Partners Limited from March 1980 to March 1994.
                                                        Mr. Manno received his M.B.A. from the University of
                                                        Chicago Graduate School of Business, an M.A. and a B.A.
                                                        from Northwestern University and is a Certified Public
                                                        Accountant.



Robert H. Abrams                  Director          68  Founding Director of the Program in Real Estate at Cornell
114 West Sibley Hall                                    University.  Founder of Colliers ABR, Inc. (formerly Abrams
Cornell University                                      Benisch Riker Inc.), a property management firm.  Mr.
Ithaca, New York 14853                                  Abrams was Principal of Colliers ABR, Inc. from 1978 to
                                                        1992 and since 1992, has served as a Consultant.  From 1959 to 1978 Mr. Abrams was Executive Vice President and
                                                        Director of Cross and Brown Company.  Mr. Abrams also
                                                        serves as Trustee Emeritus and Presidential Counselor of his alma mater, Cornell University.  Mr. Abrams received his
                                                        M.B.A.  from Harvard University and his B.A. from Cornell
                                                        University.



Stephen F.  Kasbeer               Director          76  Former Senior Vice President for Administration and
1710 Avenida del Mundo                                  Treasurer of Loyola University, Chicago from 1981 to July
Coronado, California 92118                              1994, where he was responsible for the business side of the
                                                        University, including investments, finance, real estate,
                                                        information technology, human resources, and new construction.
                                                        At Loyola University, he also served as Chief Investment
                                                        Officer, was Chairman of the Operations Committee, was a member of the Investment and Finance Committees of the Board of Trustees
                                                        and was President and a Director of the Loyola Management
                                                        Company.  Currently, Mr. Kasbeer serves as a Director of
                                                        Endowment Realty, Inc. and Endowment Realty II and as a
                                                        Member of the Investment Committee of the University of San
                                                        Diego. From 1972 to 1981, Mr. Kasbeer was Executive Vice President
                                                        and Chief Operating Officer of the Evangelical Health Systems.
                                                        Prior to that he was a Vice President at Bell & Howell Co.
                                                        Mr. Kasbeer received his J.D. from John Marshall Law
                                                        School and his M.A. and B.S. from Northwestern University.

                                                                                   Principal
                                                                               Occupations During
Name and Address                      Office       Age                        The Past Five Years
----------------                      ------       ---                        -------------------
George F. Keane                   Director          71  Chairman of the Board of Trigen Energy Corporation from 1994
7408 Eaton Court                                        to March 2000.  As founding chief executive of The Common Fund
University Park, Florida 34201                          in 1971 and Endowment Realty Investors in 1988, Mr. Keane for
                                                        many years headed an investment management service for
                                                        colleges, universities and independent schools that managed
                                                        $15 billion for 1,200 educational institutions when he became
                                                        President Emeritus of the Common Fund in 1993.  He has
                                                        served as a member of the Investment Advisory Committee of the
                                                        $100 billion New York State Common Retirement Fund since 1982.
                                                        He has been a Director of the Northern Trust of Connecticut since 1991, a Director of the Nicholas Applegate Mutual Funds
                                                        since 1993, and a Director of the Bramwell Funds since 1994. He is also a Director of Universal Stainless & Alloy Products,
                                                        Director of Longview Oil & Gas Group, and the Universal Bond
                                                        Fund, and is an advisor to Associated Energy Managers. Mr. Keane also serves on the Finance Committee of the University of South
                                                        Florida, and of his alma mater, Fairfield University where he received his B.A. Mr. Keane also holds honorary degrees from
                                                        Loyola University, Chicago, Illinois and Lawrence University,
                                                        Appleton, Wisconsin.

Russell C. Platt                  Managing          40  Managing Director of GCMG since March 2001 where he is
11 S. LaSalle Street              Director              responsible for product development, capital raising and global
Chicago, IL 60603                                       expansion. Prior to joining GCMG Mr. Platt served as Managing
                                                        Director and founder of Forum Partners, an investment firm based in London, England. Prior to establishing Forum, Mr. Platt spent
                                                        20 years in real estate finance and investment, most recently at
                                                        JER Partners, where he served as President of its International division, and prior to that, at Morgan Stanley where for 17 years he was involved in all aspects of its real estate
                                                        business. As Managing Director, he founded and managed the global real estate business of Morgan Stanley Asset Management
                                                        ("MSAM"). Under Mr. Platt's leadership, MSAM managed over $2 billion in private real estate and listed real estate securities worldwide on behalf of institutional and individual investors.
                                                        Previously, he served as a Director of the Morgan Stanley Real
                                                        Estate Funds. Mr. Platt received his M.B.A from Harvard Business
                                                        School and his B.A. from Williams College.

Kenneth D. Statz                  Managing          42  Managing Director of GCMG since November 1997 where he
11 South LaSalle Street           Director              is responsible for the development and implementation of
Chicago, Illinois 60603                                 portfolio investment strategy.  Prior thereto, Senior Vice
                                                        President of GCMG from July 1996 to October 1997 and Vice
                                                        President from May 1995 to June 1996.  Prior to joining
                                                        Security Capital, Mr. Statz was a Vice President and Senior
                                                        REIT Analyst  in the investment research department of
                                                        Goldman, Sachs & Co., from February 1992 to January 1995,
                                                        concentrating on research and underwriting for the REIT
                                                        industry.  Prior thereto, Mr. Statz was a real estate stock portfolio manager and a managing director of Chancellor
                                                        Capital Management from August 1982 to February 1992.
                                                        Mr. Statz received his M.B.A. and B.B.A. from the
                                                        University of Wisconsin, Madison.

Kevin W. Bedell                   Senior Vice       45  Senior Vice President of GCMG since November 1997 and
11 South LaSalle Street           President             Vice President since July 1996, where he is responsible for
Chicago, Illinois 60603                                 directing the activities of the industry/company securities research group and providing in-depth proprietary research on publicly traded companies with office and industrial sectors.
                                                        Prior to joining GCMG, Mr. Bedell spent nine years with
                                                        LaSalle Partners Limited where he was Equity Vice President and Portfolio Manager responsible for the strategic,
                                                        operational and financial management of a private REIT with commercial real estate investments of $800 million.  Mr.
                                                        Bedell received his M.B.A. from the University of Chicago
                                                        and his B.A. from Kenyon College.

                                                                                   Principal
                                                                               Occupations During
Name and Address                      Office       Age                        The Past Five Years
----------------                      ------       ---                        -------------------
Jeffrey C. Nellessen              Vice              39  Vice President and Controller of GCMG since March 1997.
11 South LaSalle Street           President,            Prior thereto, from June 1988 to March 1997, he was
Chicago, Illinois 60603           Treasurer and         Controller, Manager of Client Administration and Compliance
                                  Assistant             Officer at Strong Capital Management, Inc.  Mr. Nellessen is
                                  Secretary             a Certified Public Accountant, Certified Management
                                                        Accountant and a Certified Financial Planner.  He received his
                                                        B.B.A. from the University of Wisconsin, Madison.


David T. Novick                   Vice President    36  Senior Vice President of Security Capital since March 2001.
11 South LaSalle Street           and Secretary         Prior thereto, Vice President of Security Capital from June
Chicago, Illinois 60603                                 1998 to March 2001. He was an attorney, and most recently a
                                                        Partner, with the law firm of Katten Muchin and Zavis from
                                                        September 1989 to June 1998. Mr. Novick received his B.S.B.A.
                                                        from Boston University and his J.D. from the University of
                                                        Illinois.


Compensation of Directors and Certain Officers

  The Directors of SC-REMFs who are interested persons of SC-REMFs, under the 1940 Act, (which includes persons who are employees of GCMG or officers or employees of any of its affiliates) receive no remuneration from SC-REMFs. Each of the other Directors is paid an annual retainer of $14,000 and is reimbursed for the expenses of attendance at meetings. The following table sets forth information regarding compensation earned by the Directors by SC-REMFs for the fiscal year ending December 31, 2000.

                               Compensation Table
                      Fiscal Year Ending December 31, 2000

                                                   Pension or
                                                   Retirement
                                                    Benefits   Estimated
                                      Aggregate    Accrued as    Annual          Total
                                     Compensation   Part of     Benefits     Compensation
                                         From       SC-REMFs      Upon       From SC-REMFS
Name of Person, Position               SC-REMFs     Expenses   Retirement  Paid To Directors
------------------------             ------------  ----------  ----------  -----------------
George F. Keane
  Director .........................      $14,000     N/A         N/A             $14,000
Stephen F. Kasbeer
   Director ........................      $14,000     N/A         N/A             $14,000
Robert H. Abrams
  Director .........................      $14,000     N/A         N/A             $14,000
**Anthony R. Manno Jr.
  Chairman, Managing Director and
  President ........................            0     N/A         N/A                   0

-----------------------------------
** "Interested person," as defined in the 1940 Act, of SC-REMFs.

GCMG

  Security Capital Global Capital Management Group Incorporated, a Delaware corporation, is a registered investment adviser, which commenced operations in January 1995 under Delaware law and specializes in the management of real estate securities portfolios. GCMG is a wholly-owned subsidiary of Security Capital Investment Research Group Incorporated, which is wholly-owned by Security Capital. Security Capital is a publicly-traded company which, through its affiliates, has a market presence in 15 countries throughout the world. SC-REALTY Incorporated ("SC-REALTY"), a wholly-owned subsidiary of Security Capital, owns a controlling interest in SC-EUROPEAN. GCMG is affiliated with SC-REALTY and SC-REMFs because they are under the common control of Security Capital.

Investment Advisory Agreements

  Pursuant to an investment advisory agreement with SC-REMFs with respect to each Fund (the "Advisory Agreement"), GCMG furnishes a continuous investment program and makes the day-to-day investment decisions for the Funds, executes the purchase and sale orders for the portfolio transactions of the Funds and generally manages the Funds' investments in accordance with their stated policies, subject to the general supervision of SC-REMFs' Board of Directors.

  Under the Advisory Agreement for SC-US, which is dated December 16, 1997, SC-US pays GCMG, monthly, an annual management fee in an amount equal to .60% of the average daily net asset value of SC-US's shares. Under a separate agreement, GCMG has agreed to waive advisory fees and/or reimburse expenses to maintain the total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses of SC-US at 1.35% of the value of SC-US's average daily net assets, for the 2001 fiscal year. For the period April 23, 1997 (the effective date of SC-US's initial registration statement) through December 31, 1997, and the years ended December 31, 1998, 1999 and 2000, GCMG earned $607,727, $335,505, $117,957 and $489,763, respectively, net of waivers of $30,443, $305,199, $265,522 and $13,111, respectively, for providing investment management services to SC-US.

  Under the Advisory Agreement for SC-EUROPEAN, dated June 30, 1998, SC-EUROPEAN pays GCMG, monthly, an annual management fee in an amount equal to .85% of the average daily net asset value of SC-EUROPEAN's shares. Under a separate agreement, GCMG has agreed to waive advisory fees and/or reimburse expenses to maintain the total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses, of SC-EUROPEAN at 1.45% of the value of SC-EUROPEAN's average daily net assets until December 31, 2001. For the period June 30, 1998 (the effective date of SC-EUROPEAN's initial registration statement) through December 31, 1998, and the years ended December 31, 1999 and 2000, GCMG earned $0, $0 and $0, respectively, net of waivers of $155,345, $337,350 and $299,721, respectively, for providing management services to SC-EUROPEAN.

  GCMG provides the Funds with such personnel as SC-REMFs may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which GCMG is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of SC-REMFs, may be employees of GCMG or its affiliates. The cost to SC-REMFs of these services must be agreed to by SC-REMFs and is intended to be no higher than the actual cost to GCMG or its affiliates of providing the services. SC-REMFs does not pay for services performed by officers of GCMG or its affiliates. SC-REMFs may from time to time hire its own employees or contract to have services performed by third parties, and the management of SC-US intends to do so whenever it appears advantageous to SC-REMFs.

  In addition to the payments to GCMG under the Advisory Agreement described above, each Fund pays for certain other costs of its operations including: (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with GCMG, (c) legal and auditing expenses, (d) costs of printing and postage fees relating to preparing each Fund's prospectus and shareholder reports, (e) costs of maintaining SC-REMFs' existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, (i) distribution fees, and (j) upon the approval of SC-REMFs' Board of Directors, costs of personnel of GCMG or its affiliates rendering clerical, accounting and other office services. Each Fund also pays for the portion of SC-REMFs' expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular Fund are allocated to each Fund based on the net assets of the Fund in relation to the net assets of SC-REMFs.

  The Advisory Agreement for SC-US was initially approved on November 25, 1997 by SC-REMFs' Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of SC-REMFs or GCMG ("non-interested Directors"), and by SC-US's shareholders on December 12, 1997. The Directors approved the continuance of the Advisory Agreement on November 29, 2000, and it will continue in effect until December 16, 2001. The Advisory Agreement for SC-EUROPEAN was approved on June 24, 1998 by SC-REMFs' Directors including a majority of the non-interested Directors. The Directors approved the continuance of the Advisors Agreement on June 8, 2000, and it will continue in effect until June 30, 2001. The Advisory Agreements for SC-US and SC-EUROPEAN will continue in effect, provided that their continuance is specifically approved annually by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to such Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.

  The Advisory Agreement for each Fund is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting securities or by a vote of a majority of the Directors, or by GCMG on sixty days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of GCMG, or of reckless disregard of its obligations thereunder, GCMG shall not be liable for any action or failure to act in accordance with its duties thereunder.

Administrator and Sub-Administrator

  SC-REMFs has also entered into a fund administration and accounting agreement with GCMG (the "Administration Agreement") under which GCMG performs certain administrative functions for the Funds, including (i) providing office space, telephone, office equipment and supplies; (ii) paying compensation of SC-REMFs' officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC-REMFs; (iv) supervising preparation of the periodic updating of the Funds' prospectuses and statements of additional information; (v) supervising preparation of semi-annual reports to the Funds' shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of each Fund's investment portfolio and the publication of the net asset value of the Funds' shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-REMFs, including the Funds' custodian (the "Custodian"), transfer agent (the "Transfer Agent") and printers; (viii) providing trading desk facilities for the Funds; (ix) maintaining books and records for the Funds (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Funds' income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs' Board of Directors, GCMG has caused SC-REMFs to retain State Street Bank and Trust Company as sub-administrator (the "Sub-Administrator") under a sub-administration agreement (the "Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including overseeing the determination and publication of the net asset value of the Funds' shares maintaining certain of the Funds' books and records that are not maintained by GCMG as investment adviser, or by the Custodian or Transfer Agent, preparing financial information for the Funds' income tax returns, proxy statements, semi-annual and annual shareholders reports, and SEC filings, and responding to certain shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-REMFs pays the Sub-Administrator a monthly administration fee at the annual rate of .08% of the first $750 million, .06% of the next $250 million and .04% of SC-REMFs' average daily net assets over $1 billion, subject to an average annual minimum fee of $85,000 per investment portfolio.

  For the period April 23, 1997 (the effective date of SC-REMFs' initial registration statement) through December 31 1997, Firstar Trust Company ("Firstar"), SC-REMFs' prior sub-administrator, earned $47,791 for providing sub-administration services to SC-US. From January 1, 1998 to August 10, 1998, the termination date of Firstar's contract with SC-REMFs, Firstar earned $52,465 for providing sub-administration services to SC-US. From June 30, 1998 to December 31, 1998, the Sub-Administrator earned $160,625 for providing sub-administration services to SC-US, SC-EUROPEAN, Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA"), and Security Capital Real Estate

Arbitrage Shares ("SC-ARBITRAGE") (as of August 10, 1998). SC-ASIA and SC-ARBITRAGE were terminated on December 31, 1998. From January 1, 1999 to December 31, 1999, the sub-administrator earned $175,788 for providing sub-administration services to SC-US and SC-EUROPEAN. From January 1, 2000 to December 31, 2000 the sub-administrator earned $169,999 for providing sub-administration services to SC-US and SC-EUROPEAN.

  Under the Administration Agreement, GCMG remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to the Funds under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs' Board of Directors. For its services under the Administration Agreement, GCMG receives a monthly fee from each Fund at the annual rate of .02% of the value of each Fund's average daily net assets. For the period April 23, 1997 (the effective date of SC-REMFs' initial registration statement) through December 31, 1997, GCMG earned $15,930 for providing services to SC-US. For the period January 1, 1998 through December 31, 1998, GCMG earned $23,292 for providing services to SC-US, SC-EUROPEAN, SC-ASIA AND SC-ARBITRAGE under the Administration Agreement. For the period January 1, 1999 through December 31, 1999, GCMG earned $15,136 for providing services to SC-US and SC-EUROPEAN and for the period January 1, 2000 through December 31, 2000, GCMG earned $18,787 for providing services to SC-US and SC-EUROPEAN.

  The Administration Agreement is terminable by either party on sixty days' written notice to the other. The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of GCMG, or of reckless disregard of its obligations thereunder, GCMG shall not be liable for any action or failure to act in accordance with its duties thereunder.

Custodian and Transfer Agent

  State Street Bank and Trust Company ("Custodian"), which has its principal business address at 225 Franklin Street, Boston, Massachusetts 02101, as been retained to act as Custodian of the Funds' investments and as the Funds' Transfer Agent.

  The Custodian's responsibilities include safeguarding and controlling SC-REMFs' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investment. Specifically, the Custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment for securities sold, receiving and collecting income from investments, making all payments covering expenses of SC-REMFs and performing other accounting and administrative duties, all as directed by persons authorized by SC-REMFs. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, the payment of dividends, or payment of expenses of the Funds or SC-REMFs. Portfolio securities of the Funds purchased domestically are maintained in the custody of the Custodian and may be entered into the book entry systems of securities depositories approved by the Board of Directors. Portfolio securities maintained outside the United States will be maintained in the custody of foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Custodian in its capacity as Foreign Custody Manager or by the Board of Directors, pursuant to applicable 1940 Act rules.

  In consideration for services provided, SC-REMFs pays the Custodian an annual fee based upon the countries in which the Funds' assets are maintained, plus transaction costs and other out of pocket expenses. SC-REMFs also pays the Custodian a monthly fee for the performance of certain currency accounting services in the amount of $3,000 for SC-US and $4,000 for SC-EUROPEAN.

  The Transfer Agent's responsibilities include, without limitation: (i) receiving for acceptance, orders for the purchase of shares and delivering payment and appropriate documentation thereof to the Custodian; (ii) pursuant to purchase orders, issuing the appropriate number of shares and holding such shares in the appropriate shareholder account; (iii) receiving for acceptance redemption requests and redemption directions and delivering the appropriate documentation thereof to the Custodian; (iv) upon the receipt of monies paid by the Custodian, causing to be paid such monies as instructed by redeeming shareholders; (v) effecting transfers of shares upon the receipt of appropriate instructions; (vi) as dividend disbursing agent, preparing and transmitting payments for dividends and distributions declared by the Funds, including the crediting of shareholder accounts in the case of dividend reinvestment plans;
(vii) recording the issuance of shares of the Funds and maintaining the records required by SEC Rule 17Ad-10(e); and (viii) providing any other customary services of a transfer agent, dividend disbursing agent, custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open-account or similar plans.

  In consideration for services provided, SC-REMFs pays the Transfer Agent an annual fee of $40,000 for the first class of shares, $30,000 for each of the second and third classes of shares, $20,000 for each of the fourth and fifth classes of shares and $15,000 for each class of shares thereafter, plus certain additional account service fees.

Distributor

  Macquarie Capital Partners LLC, which succeeded to the business of Security Capital Markets Group Incorporated ("Distributor"), which has its principal offices at 11 South LaSalle Street, 4th floor, Chicago, Illinois 60603, serves as principal underwriter and distributor of the Funds' shares. The Distributor is an affiliate of GCMG and SC-REMFs because Security Capital has an indirect ownership interest in the Distributor.

  Under separate Distribution and Servicing Agreements with SC-REMFs with respect to the shares of each Fund, the Distributor offers the Funds' shares on an agency or "best efforts" basis under which a Fund is required to issue only such shares as are actually sold. SC-US and SC-EUROPEAN offer shares for sale to the public on continuous basis. Since April 23, 1997 (the effective date of SC-REMFs initial registration statement), the Distributor and its Predecessor have not received any commissions in connection with the sale of the Funds' shares.


                       DISTRIBUTION AND SERVICING PLANS

  The Board of Directors has adopted Distribution and Servicing Plans ("Plans") with respect to SC-US (the"SC-US Plan') and SC-EUROPEAN (the "SC-EUROPEAN Plan"). The Plans are implemented by a Distribution and Servicing Agreement ("Agreement") that SC-REMFs has entered into with the Distributor. The Plans and the Agreement have been approved by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of SC-REMFs and have no direct or indirect financial interest in the operation of the Plan ("Disinterested Directors"), cast in person at a meeting called for the purposes of voting on the Plan. The annual compensation payable by SC-REMFs to the Distributor under each Plan is an amount equal to .25% (on an annual basis) of the value of the average daily net assets of the class of shares to which the Plan relates.

  Under the Plans, the Funds are authorized to pay a distribution fee for distribution activities in connection with the sale of shares and a service fee for services provided which are necessary for the maintenance of shareholder accounts. To the extent such fee exceeds the expenses of these distribution and shareholder servicing activities, the Distributor may retain such excess as compensation for its services and may realize a profit from these arrangements.

  The Plans are compensation plans which provide for the payment of a specified distribution and service fee without regard to the distribution and service expenses actually incurred by the Distributor. If the Plans were to be terminated by the Board of Directors and no successor Plans were to be adopted, the Directors would cease to make distribution and service payments to the Distributor and the Distributor would be unable to recover the amount of any of its unreimbursed distribution expenditures. However, the Distributor does not intend to incur distribution and service expenses at a rate that materially exceeds the rate of compensation received under the Plans. The Distributor also may pay third parties in respect of these services such amount as it may determine. The Funds understand that these third parties may also charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plans.

  The types of expenses for which the Distributor and third parties may be compensated under the Plans include compensation paid to and expenses incurred by their officers, employees and sales representatives, allocable overhead, telephone and travel expenses, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of shares. Additional types of expenses covered by the Plans include responding to shareholder inquiries and providing shareholders with information on their investments.

  For the period January 1, 2000 through December 31, 2000, the Distributor earned $209,531 for providing services under the SC-US Plan. During that period, total payments made by SC-US under the SC-US Plan were spent as follows: (i) $100,034 on advertising, including the printing and mailing of prospectuses to other than current shareholders; (ii) $0 on compensation to underwriters; (iii) $109,437 on compensation to broker-dealers; (iv) $0 on compensation to sales personnel; and (v) $0 on interest, carrying or other financing charges.

  For the period January 1, 2000 through December 31, 2000, the Distributor earned $25,310 for providing services under the SC-EUROPEAN Plan. During that period, total payments made by SC-EUROPEAN under the SC-EUROPEAN Plan were spent as follows: (i) $2,264 on advertising, including the printing and mailing of prospectuses to other than current shareholders; (ii) $0 on compensation to underwriters; (iii) $19 on compensation to broker-dealers; (iv) $0 on compensation to sales personnel; and (v) $0 on interest, carrying or other financing charges.

  Under the Plans, the Distributor will provide to the Board of Directors for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by the Distributor under the Plans and the purposes for which such services were performed and expenditures were made.

  Prior to February 1, 2000, SC-US and SC-EUROPEAN each issued two classes of shares, Class I shares and Class R shares. The Board of Directors adopted Distribution and Servicing Plans with respect to each of the Class I shares and the Class R shares of SC-US (the "SC-US Class I Plan" and the "SC-US Class R Plan") of SC-US and one Plan with respect to the Class I and Class R shares of SC-EUROPEAN (the "SC-EUROPEAN Plan"). Effective February 1, 2000, the Class R shares of SC-US and SC-EUROPEAN were converted to Class I shares of SC-US and SC-EUROPEAN, respectively, with the surviving class for SC-US being known as Security Capital U.S. Real Estate Shares and the surviving class for SC-EUROPEAN being known as Security Capital European Real Estate Shares. After the conversion, the SC-US Class R Plan was discontinued with the SC-US Class I Plan applying to all existing shares of SC-US.

  The SC-US Class I Plan and the SC-US Class R Plan were approved initially by the Board of Directors, including the Disinterested Directors, on November 25, 1997 and by SC-US's Class I and Class R shareholders on December 12, 1997. The SC-EUROPEAN Plan was approved by the Board of Directors, including the Disinterested Directors, on June 24, 1998. The Plans remain in effect from year to year, provided such continuance is approved annually by a vote of the Board of Directors, including a majority of the Disinterested Directors. The continuance of the SC-US Class I Plan and the SC-US Class R Plan was approved by the Board of Directors, including a majority of the Disinterested Directors, on December 14, 1999 and the continuance of the SC-US Plan was similarly approved on November 29, 2000. The continuance of the SC-EUROPEAN Plan was approved by the Board of Directors on June 18, 1999 and June 8, 2000. A Plan may not be amended to increase materially the amount to be spent for the services described therein without the approval of a majority of the Fund's outstanding shares.

  All material amendments of a Plan must also be approved by the Board of Directors in the manner described above. The Plans may be terminated at any time without payment of any penalty by a vote of a majority of the Disinterested Directors or by a vote of a majority of the outstanding class of shares. So long as a Plan is in effect, the selection and nomination of Disinterested Directors shall be committed to the discretion of the Disinterested Directors. The Board of Directors has determined that in their judgment there is a reasonable likelihood that the Plans will benefit SC-US, SC-EUROPEAN and their shareholders.


                OTHER DISTRIBUTION AND/OR SERVICING ARRANGEMENTS

  The Distributor may enter into agreements ("Agreements") with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, and other financial intermediaries as well as various brokerage firms or other industry-recognized service providers of fund supermarkets or similar programs ("Institutions"), to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients ("Customers") who are beneficial owners of Fund shares. Such Agreements with respect to all classes of shares may be governed by a Plan.

  An Institution with which the Distributor has entered into an Agreement may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed);
(iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an

Institution to Customers are in addition to, and not duplicative of, the services provided under the Plan and SC-US's administration arrangements. A Customer of an Institution should read the relevant Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customer prior to any purchase of Fund shares. Prospectuses are available from the Distributor upon request.

                                CODE OF ETHICS

SC-REMFs, GCMG and the Distributor each have adopted a code of ethics (each, a "Code") under Rule 17j-l of the 1940 Act. The Codes generally do not prohibit personnel subject to the Code ("SC-Personnel") from engaging in securities transactions. Each Code prohibits SC-Personnel from holding a beneficial interest in only those securities that may be purchased or sold by SC-REMFs, other than securities issued by Security Capital controlled real estate companies. Under the Code, SC-Personnel may purchase and sell securities issued by Security Capital controlled real estate companies provided: (i) the individual obtains all necessary pre-clearances; (ii) the trade occurs during a stipulated window period; and (iii) a confirmation or comparable documentation is provided to the Chief Compliance Officer.

                       DETERMINATION OF NET ASSET VALUE

  Net asset value per share is determined by SC-US and SC-EUROPEAN on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of SC-US and/or SC-EUROPEAN to affect materially a Fund's net asset value. The New York Stock Exchange is closed on Saturdays, Sundays, and on New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. No redemptions will be made on Columbus Day (the second Monday in October) and Veteran's Day, nor on any of the Holidays.
  Net asset value per share is determined by adding the market value of all securities in a Fund's portfolio and its other assets, subtracting liabilities incurred or accrued that are allocable to the Fund, and dividing by the total number of the Fund's shares then outstanding.

  For purposes of determining a Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

  Occasionally, events which may affect the values of foreign securities and foreign currency exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Funds' net asset values. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

  Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Directors determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Directors.



                              REDEMPTION OF SHARES

  Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of SC-REMFs' Board of Directors and taken at their value used in determining a Fund's net asset value per share as described in the Prospectus under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless SC-REMFs' Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Funds. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. SC-REMFs will not distribute in kind portfolio securities that are not readily marketable.

  SC-REMFs has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Funds to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, SC-US and SC-EUROPEAN reserve the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of redemption in cash would be detrimental to the existing shareholders of a Fund as determined by the Board of Directors. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

  Subject to the supervision of the Directors, decisions to buy and sell securities for SC-US and SC-EUROPEAN and brokerage commission rates are made by GCMG. Transactions on stock exchanges involve the payment by the Funds of brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In certain instances, the Funds may make purchases of underwritten issues at prices which include underwriting fees.

     In selecting a broker to execute each particular transaction, GCMG will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of a Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to a Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, GCMG shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of it having caused a Fund to pay a broker that provides research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction if GCMG determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or GCMG's ongoing responsibilities with respect to a Fund. Research and investment information may be provided by these and other brokers at no cost to GCMG and is available for the benefit of other accounts advised by GCMG and its affiliates, and not all of the information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce GCMG's expenses, it is not possible to estimate its value and in the opinion of GCMG it does not reduce GCMG's expenses in a determinable amount. The extent to which GCMG makes use of statistical, research and other services furnished by brokers is considered by GCMG in the allocation of brokerage business but there is no formula by which such business is allocated. GCMG does so in accordance with their judgment of the best interests of the Funds and their shareholders. GCMG may also take into account payments made by brokers effecting transactions for the Funds to other persons on behalf of the Funds for services provided to them for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, GCMG may consider sales of shares of the Funds as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Funds.

     Certain other clients of GCMG may have investment objectives and policies similar to those of the Funds. GCMG may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being sold, there may be an adverse effect on the price of such securities. It is the policy of GCMG to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by GCMG to the accounts involved, including the Funds. When two or more of the clients of GCMG (including the Funds) are purchasing or selling the same security on a given day through the same broker-dealer, such transactions may be averaged as to price.

For the fiscal years ended December 31, 1998, 1999 and 2000, the Funds paid brokerage commission as follows:

                                     Brokerage Commissions              Brokerage Commission               Brokerage Commission
                                     Paid for Fiscal Year               Paid for Fiscal Year               Paid for Fiscal Year
     Fund Name                       Ended 12/31/98                     Ended 12/31/99                     Ended 12/31/00
     ---------                       --------------                     --------------                     --------------
1.   Security Capital
     U.S. Real Estate Shares        $  465,283                          $ 249,876                          $ 333,515

2.   Security Capital
     European Real Estate
     Shares                         $    9,420                          $  56,846                          $  55,763
                                    ----------                          ---------                          ---------

     Total                          $  474,703                          $ 306,722                          $ 391,278

                                   TAXATION

Taxation of the Funds

     The Funds each intend to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

     To qualify as a regulated investment company, a Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Funds each intend to distribute to their shareholders, at least annually, substantially all of their investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Distributions

     Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because a portion of a Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Dividends paid by a Fund attributable to dividends received by the Fund from REITs, however, are not eligible for such deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares (i.e., through dividend reinvestment), rather than cash, generally will have taxable income from the receipt of, and a cost basis in, each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     In general, the maximum tax rate for individual taxpayers on net long-term capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) is 20% for most assets held for more than one year at the time of disposition. A lower rate of 18% will apply after December 31, 2000 for assets held for more than 5 years. However, the 18% rate applies only to assets acquired after December 31, 2000 unless the taxpayer elects to treat an asset held prior to such date as sold for fair market value on January 1, 2001. In the case of individuals whose ordinary income is taxed at a 15% rate, the 20% rate for assets held for more than one year is reduced to 10% and the 18% rate for assets held for more than 5 years is reduced to 8%.

     The portion of a Fund distribution classified as a return of capital generally is not taxable to the Fund shareholders, but it will reduce their tax basis in their shares, which in turn would effect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.

     REITs do not provide complete information about the taxability of their distributions (i.e., how much of their distributions represent a return of capital) until after the calendar year ends. As a result, the Funds may not be able to determine how much of their annual distributions for a particular year are taxable to shareholders until after the traditional January 31 deadline for issuing Form 1099-DIV ("Form 1099"). The Funds in such circumstance may send to shareholders amended Form 1099s after January 31 or may request permission from the Internal Revenue Service for an extension permitting the Funds to send the Form 1099 in February.

Sale of Shares

     Upon the sale or other disposition of shares of the Funds, a shareholder may realize a capital gain or loss that will constitute a long-term capital gain if such shares have been held for more than 12 months on the date of disposition. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of a Fund's shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Investments in Real Estate Investment Trusts

     The Funds may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued in final form, but may apply retroactively, a portion of a Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of regulated investment companies, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. GCMG does not intend on behalf of SC-US to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

Backup Withholding

     Except as described below, the Funds are required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Foreign Shareholders

     U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

     Income Not Effectively Connected.

     If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. withholding tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see "Taxation--Investments in Real Estate Investment Trusts," above)), which tax is generally withheld from such distributions.

     Distributions of capital gain dividends and any amounts retained by a Fund that are designated as undistributed capital gains will not be subject to U.S. withholding tax unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% withholding tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation--Backup Withholding," above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of a Fund and the five year period ending on the date of the disposition of those shares, the Fund was a "U.S. real property holding corporation" (and, if the shares of the Fund are regularly traded on an established securities market, the foreign shareholder held more than 5% of the shares of the Fund), in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a "U.S. real property holding corporation" if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities. The Funds have not been and do not expect to be treated as U.S. real property corporations under these rules, but no assurances can be given.

     Income Effectively Connected.

     If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

Special Tax Considerations

     The following discussion relates to the particular Federal income tax consequences of certain investment strategies of the Funds. A Fund that utilizes options, short sale and futures investment strategies will be somewhat limited by the requirements for its continued qualification as a regulated investment company under the Code, in particular the Distribution Requirement and the Asset Diversification Requirement.

     Straddles

     The options transactions that a Fund enters into may result in "straddles" for Federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Fund for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Fund must make in order to avoid Federal excise tax. Furthermore, in determining its investment company taxable income and ordinary income, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to Funds holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Funds are uncertain as to which (if any) of these elections they will make.

     Because only a few regulations implementing the straddle rules have been promulgated by the U.S. Treasury, the tax consequences to a Fund of engaging in options transactions are not entirely clear. Nevertheless, it is evident that application of the straddle rules may substantially increase or decrease the amount that must be distributed to shareholders in satisfaction of the Distribution Requirement (or to avoid Federal excise tax liability) for any taxable year in comparison to a fund that did not engage in options transactions.

     Options and Section 1256 Contracts

     The writer of a covered put or call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, options transactions that the Funds enter into, as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market entered into by SC-EUROPEAN, will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss may be treated as ordinary income or loss. See "Foreign Currency Transactions" below. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of a Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of Section 1256 contracts that the Fund continued to hold. Investors should also note that
Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Fund must make to avoid Federal excise tax liability.

     A Fund may elect not to have the year-end marking-to-market rule apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts (the "Mixed Straddle Election").

     Foreign Currency Transactions

     In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether SC-EUROPEAN qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the Asset Diversification Requirement.

     Under Code Section 988 special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, SC-EUROPEAN may elect capital gain or loss treatment for such transactions. Alternatively, a Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general, gains or losses from a foreign currency transaction subject to Code Section 988 will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to Code Section 988 exceed other investment company taxable income during a taxable year, the Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be accredited as a return of capital to shareholders, thereby reducing each shareholder's basis in his shares.

     Conversion Transactions

     All or a portion of the capital gain from the disposition or other termination of any position that was part of a "conversion transaction" will generally be treated as ordinary income. A conversion transaction is a transaction, generally consisting of two or more positions taken with regard to the same or similar property, where substantially all of the taxpayer's return is attributable to the time value of the taxpayer's net investment in the transaction. A transaction, however, is not a conversion transaction unless it also satisfies one of the following four criteria: (1) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (2) the transaction is a straddle, within the meaning of Code Section 1092 (treating stock as personal property); (3) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in regulations to be promulgated on a prospective basis by the Secretary of the Treasury.

     Subject to regulations to be promulgated by the Secretary of the Treasury, the amount of gain accredited as ordinary income generally shall not exceed the amount of interest that would have accrued on a Fund's net investment in the conversion transaction for the relevant period at a yield equal to 120% of the applicable federal rate as defined in Code Section 1274(d). Thus, to the extent that a Fund recognizes income from conversion transactions, shareholders will be taxed on all or a part of this income at ordinary rates.

     Constructive Sales of Certain Appreciated Financial Positions

     Code Section 1259 provides that if there is a "constructive sale" of an "appreciated financial position," the taxpayer recognizes gain as if such position were sold, assigned or otherwise terminated at its fair market value on the date of such constructive sale. The holding period of such position is deemed to begin on the date of such constructive sale and any gain or loss subsequently realized with respect to such position is to be adjusted for any gain taken into account by reason of the earlier constructive sale of such position.

     An appreciated financial position for this purpose means an interest, including a futures or forward contract, short sale, or option with respect to any stock, debt instrument or partnership interest if there would be gain if such position were sold, assigned or otherwise terminated at its fair market value. A forward contract for this purpose means a contract to deliver a substantially fixed amount of property for a substantially fixed price. An offsetting notional principal contract for this purpose means, with respect to any property, an agreement that includes a requirement to pay or provide credit for all or substantially all of the investment yield (including appreciation) on such property for a specified period and a right to be reimbursed for or receive credit for all or substantially all of any decline in the value of such property. An appreciated financial position, however, does not include any position that is marked to market for federal income tax purposes, nor does it include any position with respect to debt if (1) the debt unconditionally entitles the holder to receive a specified principal amount, (2) the interest payments (or other similar amounts) with respect to such debt are based on a fixed rate or certain variable rates or consist of a specified portion of interest payments on a pool of mortgages, which portion does not vary during the period the debt is outstanding, and (3) the debt is not convertible directly or indirectly into stock of the issuer or of any related person.

     A taxpayer is treated as having made a constructive sale of an appreciated financial position if the taxpayer or a related person (1) enters into a short sale of the same or substantially identical property, (2) enters into an offsetting notional principal contract with respect to the same or substantially identical property, (3) enters into a futures or forward contract to deliver the same or substantially identical property, (4) in the case of an appreciated financial position that is a short sale, a notional principal contract or a futures or forward contract with respect to any property, acquires the same or substantially identical property, or (5) to the extent provided in regulations, enters into one or more transactions or acquires one or more positions that have substantially the same effect as a transaction described in the preceding clauses (1) through (4). A person is related to another person with respect to a transaction if the relationship is described in Code Section 267(b) or Code
Section 707(b) and such transaction is entered into with a view toward avoiding the purposes of Code Section 1259. A constructive sale, however, does not include any contract for sale of any stock, debt instrument or partnership interest for which there is not a market on an established securities market or otherwise if the contract settles within one year after the date the contract was entered into. Also, a transaction which would otherwise be treated as a constructive sale in a taxable year is disregarded if (1) the transaction is closed before the end of the 30th day after the close of such taxable year, (2) the taxpayer holds the appreciated financial position throughout the 60 day period beginning on the date such transaction is closed and (3) at no time during such 60 day period is the taxpayer's risk of loss with respect to such position reduced by reason of the taxpayer (x) having an option to sell, having a contractual obligation to sell, or having made and not closed a short sale of, substantially identical property, (y) being the grantor of an option to buy substantially identical property or (z) under regulations, having diminished his risk of loss by holding one or more positions with respect to substantially similar or related property. This exception to constructive sale treatment applies even if the transaction that is closed is reestablished by a substantially similar transaction (which would also be a constructive sale of the position) entered into during the 60 day period beginning on the date the first transaction is closed, provided that the conditions in clauses (1) through (3) in the preceding sentence are satisfied with respect to the substantially similar transaction.

     In general, Code Section 1259 applies to any constructive sale after June 8, 1997. However, if before June 9, 1997 the taxpayer entered into any transaction that is a constructive sale of any appreciated financial position and before the close of the 30 day period beginning on the date of the enactment of the Taxpayer Relief Act or before such later date as may be specified by the Secretary of the Treasury, such transaction and position are clearly identified in the taxpayer's records as offsetting, such transaction and position shall not be taken into account in determining whether any other constructive sale after June 8, 1997 has occurred. This transition rule ceases to apply as of the date such transaction is closed or the taxpayer ceases to hold such position.

     It is possible that a Fund may enter into some transactions that could constitute constructive sales of certain appreciated investments held by the Fund, which could have the affect of accelerating gain recognition with respect to such investments.

     Passive Foreign Investment Companies

     SC-EUROPEAN may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which SC-EUROPEAN held the PFIC stock. SC-EUROPEAN itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to SC-EUROPEAN's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though SC-EUROPEAN distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     SC-EUROPEAN may be able to elect alternative tax treatment with respect to PFIC stock. Under one such election, SC-EUROPEAN generally would be required to include in its gross income its earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. Under a second such election, SC-EUROPEAN would be entitled to mark-to-market at the end of each year the stock of any PFIC that is listed on an established securities market. If either election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by SC-EUROPEAN. SC-EUROPEAN's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject SC-EUROPEAN itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a mutual fund that does not invest in PFIC stock.

     Taxpayers may also elect to mark to market interests in a PFIC each year if stock in the PFIC is regularly traded on a national securities exchange which is registered with the Securities and Exchange Commission or the national market system established pursuant to section 11A of the Securities and Exchange Act of 1934, as amended. The Internal Revenue Service has the authority to write regulations to include other exchanges and to apply the mark to market rules to options and interests in foreign corporations that are comparable to regulated investment companies. Any gain or loss recognized under these rules will be ordinary income rather than capital gain. Under recently proposed regulations, all shares of PFICs owned by regulated investment companies such as SC-EUROPEAN shall be treated as marketable stock. It is uncertain at this time whether the Funds will make the mark to market election permitted under these rules.

Foreign Income Tax

     Investment income received by SC-EUROPEAN from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which entitle

SC-EUROPEAN to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of SC-EUROPEAN's assets to be invested in various countries is not known.

     If more than 50% of the value of SC-EUROPEAN's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, SC-EUROPEAN may elect to "pass through" to SC-EUROPEAN's shareholders the amount of foreign income taxes paid by SC-EUROPEAN (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by SC-EUROPEAN that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from SC-EUROPEAN for this purpose, shareholders will be required to allocate SC-EUROPEAN distributions according to the source of the income realized by SC-EUROPEAN. SC-EUROPEAN's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Moreover, shareholders will not be entitled to credit or deduct their allocable share of foreign taxes imposed on SC-EUROPEAN if they have not held their shares in SC-EUROPEAN for 16 days or more during the 30 day period beginning 15 days before shares in SC-EUROPEAN become ex-dividend. The holding period will be extended if the shareholder's risk of loss with respect to such shares is reduced by reason of holding an offsetting position. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by SC-EUROPEAN.

     For tax years beginning after 1997, a shareholder who is an individual can elect to utilize a simplified method of computing foreign tax credits if such individual's entire gross income for the taxable year from foreign sources consists of qualified passive income and such individual's creditable foreign taxes during the year do not exceed $300 ($600 if a joint return is filed). Under the simplified method, an individual can claim a foreign tax credit without regard to the amount of his or her foreign source income, but the individual cannot carry foreign tax credits back or forward from such year or to such year. The simplified method should be available to individual shareholders with respect to their share of taxes of SC-EUROPEAN.

Other Taxation

     Shareholders of the Funds may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular state and local tax consequences to them of an investment in a Fund.

     THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISORS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

     Security Capital Real Estate Mutual Funds Incorporated (SC-REMFs"), which is an open-end management investment company under the Investment Company Act of 1940. SC-REMFs was incorporated under Maryland law on December 20, 1996.

     SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs' shares have no preemptive, conversion or exchange rights. A shareholder may, at any time, require SC-REMFs to redeem all or any of the shares owned by that shareholder at net asset value. Each share of SC-US and SC-EUROPEAN has equal voting, dividend, distribution and liquidation rights. All shares of SC-REMFs, when duly issued, are fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in SC-REMFs' Charter and By-Laws which have been filed with the SEC as exhibits to the registration statement of which this Statement of Additional Information is a part.

     SC-REMFs' Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-REMFs' stock and reclassify and issue any unissued shares of SC-REMFs. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. The Board of Directors of SC-REMFs has authorized the creation of two investment portfolios:
SC-US and SC-EUROPEAN.

     SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

     As of March 31, 2001, SC REALTY owned 13.83% of the issued and outstanding shares of SC-US, and 99.90% of the issued and outstanding shares of SC-EUROPEAN. SC REALTY is a corporation organized under Nevada law which is wholly-owned by Security Capital, a Maryland corporation.

     As of March 31, 2001, the officers and directors of SC-REMFs, as a group, owned less than 1% of the issued and outstanding shares of either SC-US or SC-EUROPEAN. As of that date, the following persons owned of record 5% of each Fund's outstanding shares:

                                                Amount and Nature
                      Name and Address of         of Beneficial
Title of Class          Beneficial Owner            Ownership      Percent of Class
--------------        -------------------       -----------------  ----------------
SC-US             SC REALTY Incorporated            1,342,243.941             13.83%
                  3753 Howard Hughes Parkway
                  Las Vegas, Nevada 89109-0952
SC-EUROPEAN       SC REALTY Incorporated            1,025,349.726             99.90%
                  3753 Howard Hughes Parkway
                  Las Vegas, Nevada 89109-0952

     Because SC REALTY owns 99.90% of the issued and outstanding shares of SC-EUROPEAN, SC REALTY controls SC-EUROPEAN for purposes of the 1940 Act. The effect of SC REALTY's ownership of a controlling interest in SC-EUROPEAN is to dilute the voting power of other shareholders. SC REALTY does not anticipate that its control of SC-EUROPEAN will adversely effect the rights of future shareholders.

                            PERFORMANCE INFORMATION

     From time to time, a Fund may quote its total return in advertisements or in reports and other communications to shareholders. A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

     The Funds track their performance against the Morningstar Specialty-Real Estate Ranking, a compilation of entities which invest at least 75% of their holdings in real estate-based securities. In reports or other communications to shareholders of a Fund or in advertising materials, a Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Dow Jones Industrial Average and other relevant indices and industry publications. A Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole--the beta--or in absolute terms--the standard deviation.) Specifically, the performance of the funds may be compared to:

     The Standard & Poor's 500 Composite Stock Price Index: an unmanaged index of stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

     The Russell 2000 Index: an unmanaged index of the 2000 smallest companies in the Russell 3000 Index.

     The Wilshire Real Estate Securities Index ("WARESI"): an unmanaged, broad-based, market capitalization-weighted index comprised of publicly-traded real estate investment trusts ("REITs") and real estate operating companies ("REOCs"), not including special purpose or healthcare REITs. It is comprised of major companies engaged in the equity ownership and operation of commercial real estate.

     The National Association of Real Estate Trusts ("NAREIT") Equity Index: an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their gross invested book assets invested in the equity ownership of real estate.

     The National Counsel of Real Estate Fiduciaries Property Index: an unmanaged index measuring appreciation (or depreciation), realized capital gain or loss and income of real estate properties. Total return is computed by adding income and capital appreciation return on a quarterly basis.

     The Salomon Smith Barney-European Property Index: a float-weighted index that includes 15 countries in Europe and the listed shares of all real estate companies with an available market capitalization (float) of at least $100 million.

     From time to time, a Fund may advertise the "average annual total return" of its shares over various periods of time. This total return figure shows the average percentage change in value of an investment in the Fund's shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Fund's shares and assumes that any income, dividends and/or capital gains distributions made by the Fund's shares during the period are reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund's shares for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

     It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The methods used to determine performance are described below.

Average Annual Total Return

     A Fund's "average annual total return" figures are computed according to a formula. The formula can be expressed as follows:

                               P(1 + T)/n/ = ERV

Where:    P    =    a hypothetical initial payment of $1,000.
          T    =    average annual total return.
          n    =    number of years.
          ERV  =    Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Aggregate Total Returns

     A Fund's aggregate total return figures represent the cumulative change in the value of an investment in a Fund for the specified period and is computed by the following formula.

                       Aggregate Total Return =   (ERV-P)
                                                  -------
                                                   P

Where:    P    =    a hypothetical initial payment of $1,000.
          ERV  =    Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period or at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


     SC-US's one-year and life-of-the-fund (from April 23, 1997 to December 31,
2000) average annual total returns were 35.83% and 12.40%, respectively.

     SC-EUROPEAN's one-year and life-of-the-fund (from June 30, 1998 to December 31, 2000) average annual total returns were 5.27% and 5.07%, respectively.


                      COUNSEL AND INDEPENDENT ACCOUNTANTS

     Legal matters in connection with the issuance of the shares of SC-REMFs offered hereby will be passed upon by Mayer, Brown & Platt, 1675 Broadway, New York, New York 10019-5820, which will rely as to certain matters of Maryland law on Ballard Spahr Andrews & Ingersoll, LLP.

     Arthur Andersen LLP has been appointed as independent accountants for SC-REMFs to audit SC-REMFs' annual financial statements.

                             FINANCIAL STATEMENTS

     The audited Financial Statements of Security Capital U.S. Real Estate Shares Incorporated for the period January 1, 2000 through December 31, 2000 are included herein.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

--------------------------------------------------------------------------------

To the board of directors and shareholders of Security Capital U.S. Real Estate Shares:

We have audited the accompanying statement of assets and liabilities of Security Capital U.S. Real Estate Shares (a separate portfolio of Security Capital Real Estate Mutual Funds Incorporated, a Maryland corporation), including the schedule of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Security Capital U.S. Real Estate Shares as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.


                                                             ARTHUR ANDERSEN LLP



Chicago, Illinois
January 26, 2001

SECURITY CAPITAL U.S. REAL ESTATE SHARES
SCHEDULE OF INVESTMENTS-DECEMBER 31, 2000
--------------------------------------------------------------------------------

       Shares                                                                  Market Value
       ------------------------------------------------------------------------------------
                  COMMON STOCKS - 93.3%
                  Office - 40.5%
       279,107    Equity Office Properties Trust                               $  9,105,866
       185,300    Boston Properties, Inc.                                         8,060,550
       224,300    Mack-Cali Realty Corporation                                    6,406,569
       237,700    Prentiss Properties Trust                                       6,403,044
       218,300    Arden Realty, Inc.                                              5,484,787
       108,100    Spieker Properties, Inc.                                        5,418,512
       302,300    Brookfield Properties Corporation                               5,328,038
        62,000    Highwoods Properties, Inc.                                      1,542,250
                                                                               ------------
                                                                                 47,749,616

                  Multifamily - 22.2%
        98,000    Equity Residential Properties Trust                             5,420,625
       107,173    Avalon Bay Communities, Inc.                                    5,372,047
       107,250    Apartment Investment & Management Company                       5,355,797
        82,600    Charles E. Smith Residential Realty, Inc.                       3,882,200
        70,450    Essex Property Trust, Inc.                                      3,857,137
        89,500    Amli Residential Properties Trust                               2,209,531
                                                                               ------------
                                                                                 26,097,337

                  Hotels - 7.5%
       250,650    Starwood Hotels & Resorts Worldwide, Inc.                       8,835,412

                  Diversified - 5.5%
       228,600    Liberty Property Trust                                          6,529,388

                  Storage - 5.5%
       267,900    Public Storage, Inc.                                            6,513,319

                  Regional Malls - 4.8%
       155,200    General Growth Properties, Inc.                                 5,616,300

                  Industrial - 3.7%
       228,900    Cabot Industrial Trust                                          4,392,019

                  Shopping Centers - 3.6%
       221,200    Federal Realty Investment Trust                                 4,202,800

                  Total common stocks
                                                                               ------------
                  (cost $93,703,685)                                           $109,936,191

--------------------------------------------------------------------------------

Principal Amount                                                           Market Value
---------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 7.6%
$6,471,512    Agreement with State Street Bank and Trust Company,
              5.250%, dated 12/29/2000, to be repurchased at
              $6,475,287, on 01/02/2001, collateralized by
              $6,080,000 U.S. Treasury Notes, 6.625% maturing
              on 05/15/2007 (market value of collateral $6,605,859)       $   6,471,512

 2,501,000    United States Treasury Bills, 4.400%, 01/04/2001                2,500,083
                                                                          -------------


              Total short-term investments
              (cost $8,971,595)                                               8,971,595

              Total investments - 100.9%
              (cost $102,675,280)                                           118,907,786

              Liabilities in excess of other assets - (0.9)%                 (1,043,591)
                                                                          -------------
              Net assets - 100.0%                                         $ 117,864,195
                                                                          =============

SECURITY CAPITAL U.S. REAL ESTATE SHARES
STATEMENT OF ASSETS AND LIABILITIES--DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investments, at market value
     (cost $102,675,280)                                                      $ 118,907,786
     Receivable for fund shares sold                                              2,864,606
     Dividends and interest receivable                                              788,308
     Deferred organization costs                                                     25,026
     Other assets                                                                       224
                                                                              -------------
     Total assets                                                               122,585,950
                                                                              -------------

LIABILITIES:
     Payable for investment securities purchased                                  3,946,003
     Payable for fund shares redeemed                                               602,903
     Payable to investment adviser                                                   68,184
     Payable to distributor                                                          23,044
     Accrued expenses and other liabilities                                          81,621
                                                                              -------------
     Total liabilities                                                            4,721,755
                                                                              -------------
         Net assets                                                           $ 117,864,195
                                                                              =============


NET ASSETS CONSIST OF:
     Capital stock                                                            $ 103,615,399
     Accumulated undistributed net realized loss on investments                  (1,984,248)
     Net unrealized appreciation on investments                                  16,233,044
                                                                              -------------
         Net assets                                                           $ 117,864,195
                                                                              =============

     Shares outstanding (50,000,000 shares of $0.01 par value authorized)         9,706,615
     Net asset value and redemption price per share                           $       12.14
                                                                              =============

SECURITY CAPITAL U.S. REAL ESTATE SHARES
STATEMENT OF OPERATIONS--YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividend income                                              $   4,341,981
     Interest income                                                    275,684
                                                                  -------------
    Total investment income                                           4,617,665
                                                                  -------------

EXPENSES:
     Investment advisory fee                                            502,874
     Distribution expense                                               209,531
     Transfer agent, custody and accounting costs                       152,205
     Administration fee                                                  16,762
     Sub-administration fee                                              89,999
     Professional fees                                                   58,811
     Federal and state registration                                      41,715
     Shareholders reports and notices                                    25,000
     Directors' fees and expenses                                        23,242
     Amortization of organization expenses                               23,673
     Insurance expense                                                      569
                                                                  -------------
     Total expenses before reimbursement                              1,144,381
                                                                  -------------
     Less: Reimbursement from adviser                                   (13,111)
                                                                  -------------
     Net expenses                                                     1,131,270
                                                                  -------------
         Net investment income                                    $   3,486,395
                                                                  =============

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                             $   3,820,031
     Change in unrealized depreciation on investments                18,224,320
                                                                  -------------
     Net realized and unrealized gain on investments                 22,044,351
                                                                  -------------
         Net increase in net assets resulting from operations     $  25,530,746
                                                                  =============

SECURITY CAPITAL U.S. REAL ESTATE SHARES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 Year ended        Year ended
                                                Dec. 31, 2000     Dec. 31, 1999
                                                -------------     -------------

OPERATIONS:
     Net investment income                      $   3,486,395    $   2,667,833
     Net realized gain on investments               3,820,031        1,688,769
     Change in unrealized appreciation
      (depreciation) on investments                18,224,320       (2,890,064)
     Net increase in net assets                 -------------    -------------
      resulting from operations                    25,530,746        1,466,538


CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                    138,951,079       24,317,153
     Shares issued to holders in
      reinvestment of dividends                     2,752,061          897,177
     Cost of shares redeemed                      (96,123,359)     (67,481,770)
                                                -------------    -------------
     Net increase (decrease) in net assets
      from capital share transactions              45,579,781      (42,267,440)


DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                    (3,493,637)      (2,546,365)
     Return of capital                               (702,019)        (366,516)
                                                -------------    -------------
     Total distributions                           (4,195,656)      (2,912,881)


DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
     From net investment income                            --         (128,690)
     Return of capital                                     --          (18,523)
                                                -------------    -------------
     Total distributions Class R                           --         (147,213)
      Total increase (decrease) in net assets      66,914,871      (43,860,996)


NET ASSETS:
     Beginning of year                             50,949,324       94,810,320
                                                -------------    -------------
     End of year                                $ 117,864,195    $  50,949,324
                                                =============    =============

SECURITY CAPITAL U.S. REAL ESTATE SHARES
FINANCIAL HIGHLIGHTS


                                                                                                          Dec. 20, 1996/1/
                                               Year ended     Year ended     Year ended     Year ended       through
                                              Dec. 31, 2000  Dec. 31, 1999  Dec. 31, 1998  Dec. 31, 1997  Dec. 31, 1996
                                              -------------  -------------  -------------  -------------  -------------
For a share outstanding for each period:/2/
Net Asset Value, beginning of period              $9.37         $9.82          $11.95          $10.38         $10.00
                                                  -----         -----          ------          ------         ------
Income from investment operations:
  Net investment income                            0.44          0.45            0.42           0.46/3/         0.02
  Net realized and unrealized gain (loss)
    on investments                                 2.86        (0.39)          (1.80)            2.11           0.36
                                                   ----        ------          ------            ----           ----
  Total from investment operations                 3.30          0.06          (1.38)            2.57           0.38
                                                   ----        ------          ------            ----           ----
Less distributions:
  Dividends from net investment income           (0.44)        (0.45)          (0.43)          (0.46)             --
  Dividends from net realized gains                  --            --          (0.29)          (0.54)             --
  Return of capital                              (0.09)        (0.06)          (0.03)              --             --
                                                 ------        ------          ------          ------         ------
  Total distributions                            (0.53)        (0.51)          (0.75)          (1.00)             --
                                                 ------        ------          ------          ------         ------
Net Asset Value, end of period                   $12.14         $9.37           $9.82          $11.95         $10.38
                                                 ------        ------          ------          ------         ------
Total return/4/                                   35.83%         0.58%       ( 11.94)%          25.20%          3.77%
Supplemental data and ratios:
  Net assets, end of period ($000)             $117,864       $50,949         $94,811        $117,232        $10,247
   Ratio of expenses to
     average net assets/6/                         1.35%         1.20%           1.00%           0.94%            --%
   Ratio of net investment income to
     average net assets/6/                         5.02%         4.18%           4.75%           4.08%        19.71%5
 Portfolio turnover rate                          91.14%        49.66%         109.49%         104.17%            --%



__________________

/1/  Inception date.

/2/ Effective February 1, 2000, the Fund's Class R shares were converted to Class I shares, with the resulting class known as Security Capital U.S. Real Estate Shares. The information in this table reflects financial results for the former Class I shares, with the exception of net assets which are for both Classes.

/3/ Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

/4/  Not annualized for the period December 20, 1996 through December 31, 1996.

/5/  Annualized.

/6/ Without voluntary expense reimbursements of $12,239, $256,747, $301,721 and $30,276 for the years ended December 31, 2000, 1999, 1998 and 1997, respectively, the ratio of expenses to average net assets would have been 1.36%, 1.62%, 1.29% and 0.97%, respectively, and the ratio of net investment income to average net assets would have been 5.01%, 3.76%, 4.46% and 4.05%, respectively.

SECURITY CAPITAL U.S. REAL ESTATE SHARES
NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 2000
--------------------------------------------------------------------------------

  1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Security Capital U.S. Real Estate Shares (the "Fund") is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), which is an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), and is a Maryland corporation. SC-REMFs is comprised of two investment portfolios, the Fund and Security Capital European Real Estate Shares. The Fund commenced operations on December 20, 1996.

     Effective February 1, 2000, Class R shares of the Fund were converted to the Class I shares of the Fund with the surviving class being known as Security Capital U.S. Real Estate Shares ("SC-US Real Estate Shares").

     The following is a summary of significant accounting policies followed by the Fund.

     a) Investment Valuation -- Each day securities are valued at the last sales price from the principal exchange on which they are traded. Securities that have not traded on the valuation date, or securities for which sales prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values determined by, or under the direction of, the Board of Directors' Valuation Committee. Temporary cash investments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

     b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. As of December 31, 2000, the Fund has a realized capital loss carry forward, for federal income tax purposes, of $1,183,628 (expires December 31, 2006), available to be used to offset future realized capital gains.

     c) Distributions to Shareholders -- Dividends from net investment income are declared and paid quarterly. The Fund intends to distribute net realized capital gains, if any, at least annually, although the Fund's Board of Directors may in the future decide to retain realized capital gains and not distribute them to shareholders.

     Distributions will automatically be paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.

     The characterization of shareholder distributions for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

     Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held. Distributions received from the REITs that are determined to be capital gains or losses are recorded by the Fund as a realized gain or loss on the investment. The character of such distributions, for tax and financial reporting purposes, is determined by the Fund based on estimates and information received by the Fund from the REITs.

     d) Repurchase Agreements -- The Fund may enter into repurchase agreements with brokers, dealers or banks that meets the credit guidelines approved by the Board of Directors. In a repurchase agreement, a fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

     e) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     f) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions, using the specific identification method for both financial reporting and federal income tax purposes, by comparing the original cost of the security lot sold with the net sales proceeds. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Sector classifications in the Schedule of Investments are as defined by Wilshire Associates.

     In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Adviser, Security Capital Global Capital Management Group Incorporated ("GCMG"), does not anticipate that the adoption of the Guide will have a material effect on the financial statements.

2. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund were as follows:

   Year Ended December 31, 2000:                                     Amount        Shares
                                                                     ------        ------
      Shares sold                                                $ 138,035,757   13,251,060
      Shares converted from Class R Shares                           5,315,656      562,444
      Shares issued to holders in reinvestment of dividends          2,752,061      241,558
      Shares redeemed                                              (95,948,759)  (9,299,867)
                                                                 -------------   ----------
      Net increase                                               $  50,154,715    4,755,195
                                                                 =============   ==========

   Class R Shares:*
      Shares sold                                                $     915,322       96,175
      Shares converted to SC-US Real Estate Shares                  (5,315,656)    (562,622)
      Shares issued to holders in reinvestment of dividends                 --           --
      Shares redeemed                                                 (174,600)     (18,020)
                                                                 -------------   ----------
      Net decrease                                               $  (4,574,934)    (484,467)
                                                                 =============   ==========

   * Represents activity from January 1, 2000 - January 31, 2000. Effective February 1, 2000, the Fund's Class R shares were converted to Class I shares, with the resulting class being known as SC-US Real Estate Shares.

   Year Ended December 31, 1999:                                     Amount        Shares
                                                                     ------        ------
   Class I Shares:
      Shares sold                                                $  19,952,507    2,027,897
      Shares issued to holders in reinvestment of dividends            776,057       79,866
      Shares redeemed                                              (63,391,015)  (6,377,077)
                                                                 -------------   ----------
      Net decrease                                               $ (42,662,451)  (4,269,314)
                                                                 =============   ==========

   Class R Shares:
      Shares sold                                                $   4,364,646      455,863
      Shares issued to holders in reinvestment of dividends            121,120       12,565
      Shares redeemed                                               (4,090,755)    (418,787)
                                                                 -------------     --------
      Net increase                                               $     395,011       49,641
                                                                 =============     ========

3. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of long-term investments by the Fund for the twelve months ended December 31, 2000, were $113,754,337 and $70,371,696, respectively.

   As of December 31, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

        Appreciation                      $16,096,074
        (Depreciation)                       (664,188)
        Net appreciation on investments   $15,431,886

   As of December 31, 2000, the cost of investments for federal income tax purposes was $103,475,900.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

   SC-REMFs has entered into an Investment Advisory Agreement with Security Capital Global Capital Management Group Incorporated ("GCMG"), an indirect, wholly-owned subsidiary of Security Capital Group Incorporated ("Security Capital"). Pursuant to the Advisory Agreement, GCMG is entitled to receive a management fee, calculated daily and payable monthly, at the annual rate of 0.60% as applied to the Fund's average daily net assets.

   GCMG voluntarily agreed to reimburse its management fee and other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.35% of the net assets, for the year ended December 31, 2000. GCMG has extended this agreement through at least December 31, 2001.

   GCMG also serves as the Fund's administrator. GCMG charges the Fund an administrative fee calculated daily and payable monthly, at the annual rate of 0.02% of the Fund's average daily net assets.

   State Street Bank and Trust Company ("State Street"), a publicly held bank holding company, serves as sub-administrator, custodian, and accounting services agent for the Fund. Sub-administration, custodian, and accounting services will be charged by State Street according to contractual fee schedules agreed to by the Fund.

   Boston Financial Data Services, Inc. ("BFDS"), a privately-held company and an affiliate of State Street, serves as transfer agent for the Fund. Transfer agent services will be charged by BFDS according to contractual fee schedules agreed to by the Fund.

5. DISTRIBUTION AND SERVICING PLANS

   The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). Under the Distribution Plan, the Fund pays to Security Capital Markets Group Incorporated, an indirect, wholly owned subsidiary of Security Capital, in its capacity as principal distributor of the Fund's shares (the "Distributor"), a monthly distribution fee equal to, on an annual basis, 0.25% of the value of the Fund's average daily net assets.

   The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of the Fund's shares and for providing certain services to the Fund's shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. For the twelve months ended December 31, 2000, the Fund has made payments totaling $196,993 as required by the adopted Distribution Plans.

   Effective January 2, 2001, Macquarie Capital Partners LLC ("MCP") will be succeeding to the business currently conducted by the Distributor, including serving as distributor of the Funds' shares. MCP will continue to be owned, in part, by Security Capital and will have virtually the same management as the Distributor.

6. ORGANIZATION COSTS

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $118,099, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

7. PRINCIPAL SHAREHOLDERS

   As of December 31, 2000, SC Realty Incorporated, a wholly owned subsidiary of Security Capital, owned 13.8% of the Fund's total outstanding shares.

                             FINANCIAL STATEMENTS


     The audited Financial Statements of Security Capital European Real Estate Shares Incorporated for the period January 1, 2000 through December 31, 2000 are included herein.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the board of directors and shareholders of Security Capital European Real Estate Shares:

We have audited the accompanying statement of assets and liabilities of Security Capital European Real Estate Shares (a separate portfolio of Security Capital Real Estate Mutual Funds Incorporated, a Maryland corporation), including the schedule of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Security Capital European Real Estate Shares as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.


                                                             ARTHUR ANDERSEN LLP

Chicago, Illinois
January 26, 2001

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
--------------------------------------------------------------------------------


        Shares                                                                  Market Value
        --------------------------------------------------------------------------------------
                  COMMON STOCKS - 93.0%
                  UNITED KINGDOM - 42.3%
        70,000    Land Securities, PLC                                          $   881,853
       120,000    Slough Estates, PLC                                               739,277
       385,000    Burford Holdings, PLC                                             687,950
        75,000    Hammerson, PLC                                                    519,243
       115,000    Shaftesbury, PLC                                                  464,291
        95,000    Development Securities, PLC                                       463,095
        80,000    Pillar Property, PLC                                              449,188
        78,799    Chelsfield, PLC                                                   425,949
         5,000    Benchmark Group, PLC                                               22,691
                                                                                -----------
                                                                                  4,653,537

                  FRANCE - 12.5%
         3,000    Unibail (Union du Credit-Bail Immobilier)                         478,045
         5,000    Klepierre                                                         469,969
        10,000    Accor, SA                                                         422,550
                                                                                -----------
                                                                                  1,370,564

                  SPAIN - 10.1%
       100,000    Vallerhermoso, SA                                                 608,472
        35,000    Metrovacesa, SA                                                   507,435
                                                                                -----------
                                                                                  1,115,907

                  SWEDEN - 8.2%
        45,000    Castellum, AB                                                     495,815
        25,000    Tornet Fastighets, AB                                             402,585
                                                                                -----------
                                                                                    898,400

                  IRELAND - 6.7%
       110,000    Green Property, PLC                                               733,359

                  FINLAND - 5.7%
       168,600    Sponda Oyj                                                        625,346

                  GERMANY -4.0%
        36,363    IVG Holding, AG                                                   442,176

                  NETHERLANDS -3.5%
        10,000    Rodamco North America, NV                                         388,276
                                                                                -----------
                  Total common stocks                                           $10,227,565
                  (cost $9,837,511)


     Principal Amount                                                                Market Value
     --------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS - 6.9%
      $400,000    United States Treasury Bill, 3.350%, 1/4/2001                    $    399,888

       365,984    Agreement with State Street Bank and Trust Company, 2.000%, dated 12/29/2000, to be repurchased at $366,065, on
                  01/02/2001, collateralized by $310,000 U.S. Treasury Bond,
                  7.500% maturing on 11/15/2016 (market value $378,168)                 365,984
                                                                                    -----------

                  Total short-term investments                                          765,872
                  (cost $765,872)

                  Total investments - 99.9%
                  (cost $10,603,383)                                                 10,993,437

                  Other assets in excess of liabilities - 0.1%                            8,162
                                                                                    -----------
                  Net assets - 100.0%                                               $11,001,599
                                                                                    ===========

/1/ Percentages of long-term investments are presented in this schedule by country. Percentages of long-term investments by industry are as follows:
    Diversified 62.2%, Office 8.4%, Shopping Centers 8.3%, Industrial 6.7%, Hotel 3.9% and Regional Malls 3.5%.

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES

STATEMENTS OF ASSETS AND LIABILITIES--DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investments, at market value
     (cost $10,603,383)                                                        $ 10,993,437
     Dividend and interest receivable                                                12,984
     Receivable from investment adviser                                              40,187
     Other assets                                                                    14,265
                                                                               ------------
     Total assets                                                                11,060,873
                                                                               ------------

LIABILITIES:
     Payable to distributor                                                           2,229
     Accrued expenses and other liabilities                                          57,045
                                                                               ------------
     Total liabilities                                                               59,274
                                                                               ------------
         Net assets                                                            $ 11,001,599
                                                                               ============


NET ASSETS CONSIST OF:
     Capital stock                                                             $ 11,003,035
     Distributions in excess of net investment income                                (1,258)
     Accumulated undistributed net realized loss on investments
      and foreign currency transactions                                            (390,836)
     Net unrealized appreciation on investments and foreign currency                390,658
                                                                               ------------
         Net assets                                                            $ 11,001,599
                                                                               ============

     Shares outstanding (50,000,000 shares of $0.01 par value authorized)         1,026,347
     Net asset value and redemption price per share                            $      10.72
                                                                               ============

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES

STATEMENT OF OPERATIONS--YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividend income/1/                                                        $    263,729
     Interest income                                                                 21,293
                                                                               ------------
     Total investment income                                                        285,022
                                                                               ------------

EXPENSES:

     Transfer agent, custody and accounting costs                                   116,360
     Investment advisory fee                                                         86,055
     Sub-administration fee                                                          80,000
     Professional fees                                                               57,253
     Amortization of organization costs                                              43,619
     Directors' fees and expenses                                                    25,527
     Distribution expense                                                            25,310
     Shareholders reports and notices                                                 7,704
     Administration fee                                                               2,025
     Federal and state registration                                                   1,904
     Other                                                                              764
                                                                               ------------
     Total expenses before reimbursement                                            446,521
                                                                               ------------
     Less: Reimbursement from adviser                                              (299,721)
                                                                               ------------
     Net expenses                                                                   146,800
                                                                               ------------
         Net investment income                                                      138,222
                                                                               ============

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                               (82,034)
     Net realized loss foreign currency transactions                                (44,657)
     Change in unrealized appreciation on investments
       and foreign currency                                                         532,526
                                                                               ------------
     Net realized and unrealized gain on investments                                405,835
                                                                               ------------
         Net increase in net assets resulting from operations                  $    544,057
                                                                               ============

______________
/1/  Net of foreign withholding taxes of $43,341.

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES

STATEMENT OF CHANGE IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Year ended            Year ended
                                                           Dec. 31, 2000         Dec. 31, 1999
OPERATIONS:
     Net investment income                                $     138,222         $     216,695
     Net realized loss on investments                           (82,034)              (22,621)
     Net realized loss on foreign currency transactions         (44,657)              (52,858)
     Change in unrealized appreciation (depreciation)
      on investments                                            532,526              (223,809)
                                                          -------------         -------------
     Net increase (decrease) in net assets
      resulting from operations                                 544,057               (82,593)


CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                   14,000            10,056,961
     Shares issued to holders in reinvestment
      of dividends                                                   80                 1,923
     Cost of shares redeemed                                    (59,919)           (5,000,963)
                                                          -------------         -------------
     Net increase (decrease) in net assets from
      capital share transactions                                (45,839)            5,057,921


DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                 (78,197)             (180,976)
     From net realized gains                                         --              (284,089)
                                                          -------------         -------------
     Total distributions                                        (78,197)             (465,065)

      Total increase in net assets                              420,021             4,510,263


NET ASSETS:
     Beginning of period/1/                                  10,581,578             6,071,315
                                                          -------------         -------------
     End of period/2/                                     $  11,001,599         $  10,581,578
                                                          =============         =============

_______________
/1/ Including distributions in excess of net investment income of $18,052 for the year ended December 31, 1999.

/2/ Including distributions in excess of net investment income of $1,258 for the year ended December 31, 2000.

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Year ended       Year ended       Period ended
                                                    Dec. 31, 2000    Dec. 31, 1999   Dec. 31, 1998/1/
                                                    -------------    -------------   ----------------
For a share outstanding for each period:
Net asset value, beginning of period                  $  10.26          $  10.28          $  10.00
                                                      --------          --------          --------
Income from investment operations:

  Net investment income                                   0.14              0.20              0.04
  Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions                                   0.40              0.23              0.28
                                                      --------          --------          --------
Total from investment operations                          0.54              0.43              0.32
                                                      --------          --------          --------
Less distributions:
  Dividends from net investment income                   (0.08)            (0.17)            (0.02)
  Dividends in excess of net investment income              --                --             (0.02)
  Dividends from net realized gains                         --             (0.28)               --
                                                      --------          --------          --------
  Total distributions                                    (0.08)            (0.45)            (0.04)
                                                      --------          --------          --------
Net asset value, end of period                        $  10.72          $  10.26          $  10.28
                                                      ========          ========          ========
Total return                                              5.27%             4.12%             3.25%/2/

Supplemental data and ratios:
  Net assets, end of period ($000)                     $11,002           $10,582          $  6,071
  Ratio of expenses to average net assets/4/              1.45%             1.45%             1.45%/3/
  Ratio of net investment income to
  average net assets/4/                                   1.37%             1.84%             1.32%/3/

Portfolio turnover rate                                  94.35%            61.37%               --%

__________________
/1/  Fund commenced operations June 30, 1998.

/2/  Not annualized.

/3/  Annualized.

/4/ Without voluntary expense reimbursements of $299,721 and $337,352 for the years ended December 31, 2000, and 1999, and $155,345 for the period ended December 31, 1998, the ratio of expenses to average net assets would have been 4.41%, 4.32% and 9.66%, respectively, and the ratio of net investment loss to average net assets would have been (1.60%), (1.03%) and (6.89%), respectively.

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES
NOTES TO THE FINANCIAL STATEMENTS--DECEMBER 31, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Security Capital European Real Estate Shares (the "Fund") is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), which is an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), and is a Maryland corporation. The Fund commenced operations on June 30, 1998. SC-REMFs is comprised of two investment portfolios, the Fund and Security Capital U.S. Real Estate Shares.
   Effective February 1, 2000, the Class R shares of the Fund were converted to the Class I shares of the Fund with the surviving class being known as Security Capital European Real Estate Shares. There were no Class R shares outstanding at the time of the conversion.

   The following is a summary of significant accounting policies followed by the Fund.

   a) Investment Valuation -- Each day securities are valued at the last sales price from the principal exchange on which they are traded. Securities that have not traded on the valuation date, or securities for which sales prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values determined by, or under the direction of, the Board of Directors' Valuation Committee. Temporary cash investments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

   b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. As of December 31, 2000, the Fund has a realized capital loss carryforward, for Federal income tax purposes, of $266,228 (expires December 31, 2008), available to be used to offset future realized capital gains. As of December 31, 2000, the Fund has elected for Federal income tax purposes to defer a $58,067 current year post October capital loss and a $1,258 current year post October currency loss as though the losses were incurred on the first day of the next fiscal year.

   c) Distributions to Shareholders -- Dividends from net investment income are declared and paid quarterly. The Fund intends to distribute net realized capital gains, if any, at least annually, although the Fund's Board of Directors may in the future decide to retain realized capital gains and not distribute them to shareholders.
   Distributions will automatically be paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash. The characterization of shareholder distributions for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

   d) Foreign Currency -- The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of foreign currency. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment security transactions and foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

   e) Repurchase Agreements -- The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors. In a repurchase agreement, a fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

   f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions, using the specific identification method for both financial reporting and federal income tax purposes, by comparing the original cost of the security lot sold with the net sales proceeds. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.
   In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Adviser, Security Capital Global Capital Management Group Incorporated ("GCMG") does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

2. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund were as follows:

   Year Ended December 31, 2000:                                Amount        Shares
                                                                ------        ------
      Shares sold                                             $    14,000      1,495
      Shares issued to holders in reinvestment of dividends            80          8
      Shares redeemed                                             (59,919)    (6,474)
                                                              -----------   --------
      Net decrease                                            $   (45,839)    (4,971)
                                                              ===========   ========

   Year Ended December 31, 1999:                                Amount        Shares
                                                                ------        ------
      Shares sold                                             $10,056,961    915,364
      Shares issued to holders in reinvestment of dividends         1,923        187
      Shares redeemed                                          (5,000,963)  (474,932)
                                                              -----------   --------
      Net increase                                            $ 5,057,921     40,619
                                                              ===========   ========

3. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of long-term investments by the Fund for the year ended December 31, 2000, were $9,000,316 and $8,822,585 respectively.

   At December 31, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

        Appreciation                         $857,341

        (Depreciation)                       (533,828)
                                             --------

        Net appreciation on investments      $323,513
                                             ========

   At December 31, 2000, the cost of investments for federal income tax purposes was $10,669,924.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

   SC-REMFs has entered into an Investment Advisory Agreement with Security Capital Global Capital Management Group Incorporated ("GCMG"), an indirect, wholly owned subsidiary of Security Capital Group Incorporated ("Security Capital"). Pursuant to the Advisory Agreement, GCMG is entitled to receive a management fee, calculated daily and payable monthly, at the annual rate of 0.85% as applied to the Fund's average daily net assets.

   GCMG voluntarily agrees to reimburse its management fee and other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.45% of the average net assets, computed on a daily basis, for the year ended December 31, 2000. GCMG has extended this agreement through at least December 31, 2001. GCMG also agreed to reimburse the Fund for its remaining organizational costs as of December 31, 2000, totaling $31,164.

   GCMG also serves as the Fund's administrator. GCMG charges the Fund an administrative fee calculated daily and payable monthly, at the annual rate of 0.02% of the Fund's average daily net assets.

   State Street Bank and Trust Company ("State Street"), a publicly held bank holding company, serves as sub-administrator, custodian, and accounting services agent for the Fund. Sub-administration, custodian, and accounting services will be charged by State Street according to contractual fee schedules agreed to by the Fund.

   Boston Financial Data Services, Inc. ("BFDS"), a privately held company and an affiliate of State Street, serves as transfer agent for the Fund. Transfer agent services will be charged by BFDS according to contractual fee schedules agreed to by the Fund.

5. CONCENTRATION OF RISKS

   The Fund will invest a substantial portion of its assets in publicly-traded real estate companies organized principally in European nations. The Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in real estate taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

   The Fund will invest primarily in foreign securities. Substantial risks are involved when investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization, or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are generally not subject to the same accounting and auditing and financial reporting standards as those for U.S. Companies, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

   Also most foreign countries withhold portions of income and dividends at the source requiring investors to reclaim taxes withheld.

   The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

   The foregoing discussion is general in nature and is subject to the risk considerations described in the Fund's Prospectus and Statement of Additional Information.

6. DISTRIBUTION AND SERVICING PLANS

   The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). Under the Plan, the Fund pays to Security Capital Markets Group Incorporated, an affiliate of GCMG, in its capacity as principal distributor of the Fund's shares (the "Distributor"), a monthly distribution fee equal to, on an annual basis, 0.25% of the value of the Fund's average daily net assets.

   The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of the Fund's respective shares and for providing certain services to shareholders. The Distributor may pay third parties in the respect of these services such amounts as it may determine. For the year ended December 31, 2000, the Fund has made payments totaling $26,047 as required by the adopted Plans.

   Effective January 2, 2001, Macquarie Capital Partners LLC ("MCP") will be succeeding to the business currently conducted by the Distributor, including serving as distributor of the Funds' shares. MCP will continue to be owned, in part, by Security Capital and will have virtually the same management as the Distributor.

7. PRINCIPAL SHAREHOLDERS

   As of December 31, 2000, SC Realty Incorporated, a wholly-owned subsidiary of Security Capital, owned 99.9% of the Fund's total outstanding shares.

                                  APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P's RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A:   Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B:   Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C:   The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:   Bonds which are rated A possess may favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:   Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:   Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F1+.'

A:   Bonds considered to be investment grade and of high credit quality.  The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B:   Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C:   Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than 'AAA,' 'DDD,' 'DD,' or 'D' categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

            Security Capital Real Estate Mutual Funds Incorporated

                                   Form N-1A

                          Part C -- Other Information


Item 23.  Financial Statements and Exhibits.

     (a)  Financial Statements.

          All required financial statements are filed herewith in Part B hereto and are incorporated herein by reference.

     (b)  Exhibits:

          A list of exhibits filed herewith is contained on the Exhibit Index which immediately precedes such exhibits and is incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with Registrant.

     Following is a list of entities that for purposes of the Investment Company Act of 1940 are controlled by or under common control with Security Capital Real Estate Mutual Funds Incorporated:

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Security Capital Group               Maryland                      No entity controls Group.
Incorporated ("Group")

SC REALTY Incorporated ("SC          Nevada                        Ownership by SC Capital Incorporated
REALTY")                                                           of 100% of voting securities.

Security Capital Preferred           Maryland                      Ownership by SC REALTY of
Growth Incorporated ("SCPG")                                       9.28% of voting securities.

SCPG Services Incorporated           Maryland                      Ownership by SCPG of 100% of
                                                                   voting securities.

SCPG Ventures Incorporated           Maryland                      Ownership by SCPG of 100% of
                                                                   voting securities.

SCPG Ventures I Incorporated         Delaware                      Ownership by SCPG Ventures
                                                                   Incorporated of 100% of voting
                                                                   securities.

SCPG Ventures II Incorporated        Delaware                      Ownership by SCPG Ventures
                                                                   Incorporated of 100% of voting
                                                                   securities.

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
SCPG Ventures III Incorporated       Delaware                      Ownership by SCPG Ventures
                                                                   Incorporated of 100% of voting
                                                                   securities.

East Mixed-Use Realty Investors      Maryland                      Ownership by Security Capital
Trust                                                              Operations Holdings of 99% of
                                                                   voting securities.

West Mixed-Use Realty Investors      Maryland                      Ownership by Security Capital
Trust                                                              Operations Holdings of 99% of
                                                                   voting securities.

Midwest Mixed-Use Realty             Maryland                      Ownership by Security Capital
Investors Trust                                                    Operations Holdings of 99% of
                                                                   voting securities.

Security Capital Investment          Delaware                      Ownership by Group of 100% of
Research Incorporated                                              voting securities.
("Investment Research")

Security Capital Real Estate         Maryland                      Ownership by SC REALTY of
Mutual Funds Incorporated                                          13.83% of voting securities.

Security Capital European Realty     Luxembourg                    Ownership by SC REALTY of
("SICAF")                                                          28.03% of voting securities.

B.C. Holdings S.A.                   Luxembourg                    Ownership by SICAF of 100% of
                                                                   voting securities.

Bernheim Comofi S.A.                 Belgium                       Ownership by B.C. Holdings S.A.
                                                                   of 100% of voting securities.

Interparking S.A.                    Belgium                       Ownership by B.C. Holdings S.A.
                                                                   of 73.6% of voting securities.

Access/Self Storage Holdings S.A.    Luxembourg                    Ownership by SICAF of 100% of
                                                                   voting securities.

Millers Storage Holdings S.A.        Luxembourg                    Ownership of SICAF of 100% of
                                                                   voting securities.

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  ----------------------------------------
London and Henley Holdings S.A.      Luxembourg                    Ownership of SICAF of 70% and B.C.
                                                                   Holdings of 30% of voting securities.

SC-ER Special Opportunity            Luxembourg                    Ownership of SICAF of 100% of
Holdings S.A.                                                      voting securities.

CWE Property Holdings S.A.           Luxembourg                    Ownership by SICAF of 99.33%
                                                                   of voting securities.

Hardwick Properties SARL             Luxembourg                    Ownership by CWE Property Holdings
                                                                   S.A. of 100% voting securities.

Denton Property SARL                 Luxembourg                    Ownership by CWE Property Holdings
                                                                   S.A. of 100% of voting securities.

Buckenham Investments Ltd.           United Kingdom                Ownership by Denton Property SARL
                                                                   of 100% of voting securities

Brockdish Investments Ltd.           United Kingdom                Ownership by Denton Property SARL
                                                                   of 100% of voting securities

Thornham Developments SARL           Luxembourg                    Ownership by CWE Property Holdings
                                                                   S.A. of 100% of voting securities.

Palgrave Investments Ltd.            United Kingdom                Ownership by Thornham
                                                                   Developments SARL of 100% of
                                                                   voting securities.

Roydon Investments Ltd.              United Kingdom                Ownership by Thornham
                                                                   Developments SARL of 100% of
                                                                   voting securities.

Brockford Developments SARL          Luxembourg                    Ownership by CWE Property Holdings
                                                                   S.A. of 100% of voting securities.

Chediston Investments Ltd.           United Kingdom                Ownership by Brockford
                                                                   Developments SARL of 100% of
                                                                   voting securities

Burtson Investments Ltd.             United Kingdom                Ownership by Brockford
                                                                   Developments SARL of 100% of
                                                                   voting securities

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  ---------------------------------------
Thelverton Developments SARL         Luxembourg                    Ownership by CWE Property Holdings
                                                                   S.A. of 100% of voting securities.

Pulham Investments Ltd.              United Kingdom                Ownership by Thelverton
                                                                   Developments SARL of 100% of
                                                                   voting securities

Shimpling Investments Ltd.           United Kingdom                Ownership by Thelverton
                                                                   Developments SARL of 100% of
                                                                   voting securities

Wickhampton Developments Ltd.        United Kingdom                Ownership by CWE Property Holdings
                                                                   S.A. of 100% of voting securities.

Halvergate Developments Ltd.         United Kingdom                Ownership by Wickhampton
                                                                   Developments Ltd. of 100% of
                                                                   voting securities.

Rensmeade Management Ltd.            United Kingdom                Ownership by Wickhampton
                                                                   Developments Ltd. of 100% of
                                                                   voting securities.

Starston Investments SARL            Luxembourg                    Ownership by CWE Property Holdings
                                                                   S.A. of 100% of voting securities.

Mettingham Investments SARL          Luxembourg                    Ownership by CWE Property Holdings
                                                                   S.A. of 100% of voting securities.

Redisham Properties Ltd.             United Kingdom                Ownership by Mettingham
                                                                   Investments SARL of 100% of
                                                                   voting securities.

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Henstead Properties, Ltd.            United Kingdom                Ownership by Redisham
                                                                   Properties Ltd. of 100% of voting
                                                                   securities

Bedfield Properties, Ltd.            United Kingdom                Ownership by Redisham
                                                                   Properties Ltd. of 100% of voting
                                                                   securities

CWE Property                         Luxembourg                    Ownership by CWE Property
Investments SARL                                                   Holdings S.A. of 100% of voting
                                                                   securities

Ashfield Real Estate Limited         United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   of voting securities

Metfield Properties Limited          United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   of voting securities

Bardwell Investments Limited         United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   of voting securities

Wingfield Investments Limited        United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   100% of voting securities

Stanway Investments Limited          United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   of voting securities

Wickham Investments Limited          United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   100% of voting securities

Billingford Investments Limited      United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   of voting securities

Braiseworth Investments Limited      United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   of voting securities

Bramford Investments Limited         United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   100% of voting securities


Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Sternfield Investments Limited       United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   of voting securities

Hargate Investments Limited          United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   100% of voting securities

Hopton Investments Limited           United Kingdom                Ownership by CWE Property
                                                                   Investments SARL of 100%
                                                                   of voting securities

Akeler Holdings S.A.                 Luxembourg                    Ownership by SICAF of 100%
                                                                   of voting securities.

Akeler Marlow SARL                   Luxembourg                    Ownership by Akeler Holdings
                                                                   SA of 100% of voting securities

Akeler Germany SARL                  Luxembourg                    Ownership by Akeler Holdings
                                                                   SA of 100% of voting securities

Akeler Portugal SARL                 Luxembourg                    Ownership by Akeler Holdings
                                                                   SA of 100% of voting securities

Akeler Property Investments          Luxembourg                    Ownership by Akeler Holdings
SARL                                                               S.A. of 100% of voting securities.

Akeler Services Limited              United Kingdom                Ownership by Akeler Property
                                                                   Investments SARL of 100% of
                                                                   voting securities.

Akeler Developments Limited          United Kingdom                Ownership by Akeler Property
                                                                   Investments SARL of 100% of
                                                                   voting securities.

Akeler (Merthyr Tydfil) Limited      United Kingdom                Ownership by Akeler
                                                                   Developments Limited of 100%
                                                                   of voting securities.

Akeler Brentford Limited             United Kingdom                Ownership by Akeler
                                                                   Developments Limited of 100%
                                                                   of voting securities.

Akeler Management Limited            United Kingdom                Ownership by Akeler Property
                                                                   Investments SARL of 100% of
                                                                   voting securities.

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Akeler Glasgow Limited               United Kingdom                Ownership by Akeler Property
                                                                   Investments SARL of 100% of
                                                                   voting securities

Akeler Portugal Investimentos        Portugal                      Ownership by Akeler Portugal
Imobiliarios Lda.                                                  SARL of 5% and Akeler Property
                                                                   Investments SARL of 95% of
                                                                   voting securities

Akeler 2 - Compra e Venda de         Portugal                      Ownership by Akeler Portugal
Imoveis Lda.                                                       SARL of 5% and Akeler Portugal
                                                                   Investimentos Imobiliarios Lda.
                                                                   of 95% of voting securities

Akeler 3  - Sociedade Imobiliaria    Portugal                      Ownership by Akeler Portugal
SA                                                                 Investimentos Imobiliarios Lda.
                                                                   of 100% of voting securities

BelmontCorp ("Belmont")              Maryland                      Ownership by SC REALTY of
                                                                   99.9% of voting securities.

Belmont One Corporation              Delaware                      Ownership by Belmont of 100%
("Belmont One")                                                    of voting securities.

Belmont Two Corporation              Delaware                      Ownership by Belmont of 100%
("Belmont Two")                                                    of voting securities.

Belmont Village L.P.                 Delaware                      Ownership by Belmont One of
                                                                   1% general partnership interest
                                                                   and ownership by Belmont Two
                                                                   of 99% limited partnership.
                                                                   interest

Belmont Village Buffalo Grove,       Delaware                      Ownership by Belmont Village
L.L.C.                                                             L.P. of 100% of voting securities.

Belmont Village Carol Stream,        Delaware                      Ownership by Belmont Village
L.L.C.                                                             L.P. of 100% of voting securities.

Belmont Village Glenview,            Delaware                      Ownership by Belmont Village
L.L.C.                                                             L.P. of 100% of voting securities.

Belmont Village Hollywood            Maryland                      Ownership by Belmont of 100%
Heights, Inc.                                                      of voting securities.

Belmont Village Oakbrook Terrace,    Delaware                      Ownership by Belmont Village
L.L.C.                                                             L.P. of 100% of voting securities.

Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Belmont Village San Jose, Inc.       Maryland                      Ownership by Belmont of 100%
                                                                   of voting securities.

Belmont Village Sabre Springs,       Maryland                      Ownership by Belmont of 100%
Inc.                                                               of voting securities.

Security Capital BVI Holdings        Maryland                      Ownership by Group of 100% of
Incorporated                                                       voting securities.

Security Capital Global Capital      Delaware                      Ownership by Investment
Management Incorporated                                            Research of 100% of voting
                                                                   securities.

Capital Division Incorporated        Maryland                      Ownership by Investment
                                                                   Research of 100% of voting
                                                                   securities.

Real Estate Protection Mutual        Bermuda                       Ownership by Group of 100% of
Limited                                                            voting securities.

Security Capital Real Estate         Maryland                      Ownership by Investment
Research Group Incorporated                                        Research of 100% of voting
                                                                   securities.

Security Capital Financial           Delaware                      Ownership by Group of 100% of
Services Group Incorporated                                        voting securities.
("Financial Services")

SC Group Incorporated                Texas                         Ownership by Financial Services
                                                                   of 100% of voting securities.

Coast Services Incorporated          Maryland                      Ownership by SC Group
                                                                   Incorporated of 100% of voting
                                                                   securities.

Security Capital (EU)                Luxembourg                    Ownership by Group of 100% of
Management Holdings S.A.                                           voting securities.


Name                                 Jurisdiction of Organization           Basis of Control
-----------------------------------  ----------------------------  -----------------------------------
Security Capital U.S. Realty         Luxembourg                    Ownership by Security Capital
Management Holdings S.A.                                           (EU) Management Holdings S.A.
                                                                   of 100% of voting securities.

Security Capital European Realty     Luxembourg                    Ownership by Security Capital
Management Holdings S.A.                                           U.S. Realty Management S.A. of
                                                                   100% of voting securities.

Security Capital (UK)                United Kingdom                Ownership by Security Capital
Management Limited                                                 (EU) Management Holdings S.A.
                                                                   of 100% of voting securities.

Security Capital European Realty     United Kingdom                Ownership by Security Capital
Management Limited                                                 (UK) Management Limited of
                                                                   100% of voting securities.

Security Capital European            Luxembourg                    Ownership by Security Capital
Services S.A.                                                      (EU) Management Holdings S.A.
                                                                   of 100% of voting securities.

SC Realty Shares Limited             Bermuda                       Ownership by SC Realty
                                                                   Incorporated of 100% of voting
                                                                   securities

Macquarie Capital Partners (UK)      United Kingdom                Ownership by Macquarie Capital
Limited                                                            Partners LLC of 100% of voting
                                                                   securities.

CarrAmerica Realty Corporation       Delaware                      Ownership by SC REALTY of
                                                                   46.20% of voting securities.

Storage USA, Inc.                    Tennessee                     Ownership by Security Capital
                                                                   Holdings III of 43.46% of voting
                                                                   securities.

Regency Realty Corporation           Florida                       Ownership by SC REALTY of
                                                                   59.7% of voting securities.


Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
Urban Growth Property Trust          Maryland                                Ownership by InterPark
("UGPT")                                                                     Holdings Inc. of 100% of
                                                                             voting securities.

Urban Growth Property Limited        Delaware                                Sole general partnership interest
Partnership                                                                  owned by UGPT

UGPT-Skypark, Inc.                   Delaware                                Ownership by UGPT of 100% of
                                                                             voting securities.

UGPT-Skypark Limited                 Delaware                                Sole general partnership interest
Partnership                                                                  held by UPGT-Skypark, Inc..

UGPT-Skypark, L.L.C.                 Delaware                                Ownership by UGPT of 100% of
                                                                             voting securities.

Urban Growth Wabash Randolph         Delaware                                Ownership by Urban Growth
Partnership                                                                  Property Limited Partnership of
                                                                             81.3% of voting securities

Urban Growth Property-Flower         Delaware                                Ownership by Urban Growth
L.L.C.                                                                       Property Limited Partnership of
                                                                             100% of voting securities

LWP Associates, L.L.C.               Delaware                                Ownership by Urban Growth
                                                                             Property Limited Partnership of
                                                                             50% of voting securities.

Van Wells Realty Company,            Delaware                                Ownership by Urban Growth
L.L.C.                                                                       Property Limited Partnership of
                                                                             50% of voting securities.

City Center Retail Trust             Maryland                                Ownership by SC REALTY of 99%
                                                                             of voting securities.

City Center Retail                   Delaware                                Sole general partner interest
Trust/McCaffrey Developments,                                                owned by City Center Retail
L.P.                                                                         Trust.


Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
CCRT McCaffrey Developments          Delaware                                Ownership by CCRT/McCaffrey
LLC                                                                          Developments L.P. of 100% of
                                                                             voting securities.

CCR West Palm Incorporated           Delaware                                Ownership by City Center Retail
                                                                             Trust of 100% of voting
                                                                             securities.

InterPark Incorporated               Maryland                                Ownership by InterPark
                                                                             Holdings, Inc. of 100% of voting
                                                                             securities.

NPC-1 Incorporated                   Maryland                                Ownership by InterPark
                                                                             Incorporated of 100% of voting
                                                                             securities.

AV Valet, Inc.                       Maryland                                Ownership by InterPark
                                                                             Incorporated of 100% of voting
                                                                             securities.

Chicago Park Card Network, Inc.      Illinois                                Ownership by InterPark
                                                                             Incorporated of 100% of voting
                                                                             securities.

CWS Communities Trust                Maryland                                Ownership by SC REALTY of
                                                                             94.1% of voting securities.

CWS Communities L.P.                 Delaware                                Sole general partnership interest
                                                                             owned by CWS Communities
                                                                             Trust.

CWS Communities Incorporated         Delaware                                Ownership by CWS
                                                                             Communities Trust of 100% of
                                                                             voting securities.

CWS Greenbriar L.L.C.                Delaware                                Ownership by CWS
                                                                             Communities Trust of 100% of
                                                                             voting securities.

CWS Greenbriar L.P.                  Delaware                                1% general partnership interest
                                                                             owned by CWS Greenbriar, LLC,
                                                                             99% limited partnership interest
                                                                             owned by CWS Communities
                                                                             L.P.

CWS Management Services              Delaware                                Ownership by CWS Communities,
Incorporated                                                                 L.P. of 95% of non-voting
                                                                             securities; SC REALTY owns 5%
                                                                             of voting securities.


Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
CWS Kennesaw, L.L.C.                 Delaware                                Ownership by CWS
                                                                             Communities, L.P. of  100%  of
                                                                             voting securities.

Frigoscandia Holdings, L.L.C.        Delaware                                Ownership of SC Realty
                                                                             Incorporated of 41.359% of
                                                                             voting securities.

Kingspark Holdings, L.L.C.           Delaware                                Ownership by SC Realty
                                                                             Incorporated of 39% of voting
                                                                             securities.

Ameriton Properties, L.L.C.          Delaware                                Ownership by Security Capital
                                                                             Group Incorporated of 74% of
                                                                             voting securities.

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
Homestead Village Incorporated       Maryland                                Ownership by SC REALTY of
("Homestead")                                                                99% of voting securities.

KC Homestead Village                 Missouri                                Ownership by Homestead Village
Redevelopment Corporation                                                    Incorporated of 100% of voting
                                                                             securities.

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
Atlantic Homestead Village           Delaware                                Sole general partner interest
Limited Partnership                                                          owned by Atlantic Homestead
                                                                             Village (1) Incorporated.

Atlantic Homestead Village (1)       Maryland                                Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

Atlantic Homestead Village (2)       Maryland                                Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

PTR Homestead Village (1)            Maryland                                Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

PTR Homestead Village (2)            Maryland                                Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

Homestead Alabama                    Alabama                                 Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

Homestead Village Management         Delaware                                Ownership by Homestead Village
Incorporated                                                                 Incorporated of 100% of voting
                                                                             securities.

PTR Homestead Village Limited        Delaware                                Sole general partnership interest
Partnership                                                                  owned by PTR Homestead
                                                                             Village (1) Incorporated.

HVI (2) Incorporated                 Delaware                                Ownership by Homestead Village
                                                                             Incorporated of 100% of voting
                                                                             securities

Macquarie Capital Partners LLC       Delaware                                One of several members is Security
                                                                             Capital Financial Holdings L.L.C.

SC Capital Incorporated              Nevada                                  Ownership by Group of 100% of
                                                                             voting securities

SC Transaction Corporation           Maryland                                Ownership by Group of 100% of
                                                                             voting securities

Security Capital Operations          Maryland                                Ownership by SC REALTY of 100% of
Holdings Incorporated                                                        voting securities
("OPERATIONS HOLDINGS")

Security Capital Assisted            Delaware                                Ownership by OPERATIONS HOLDINGS of
Living Holdings Inc.                                                         100% of voting securities


Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
Security Capital European Holdings            Delaware                       Ownership by OPERATIONS
Incorporated                                                                 HOLDINGS of 100% of voting
                                                                             securities

Security Capital Financial Holdings,          California                     Ownership by Security Capital
L.L.C.                                                                       Financial Services Group
                                                                             Incorporated by 99% of voting
                                                                             securities

Security Capital Holdings II Inc.             Delaware                       Ownership by OPERATIONS
("HOLDINGS II")                                                              HOLDINGS of 100% of voting
                                                                             securities

Security Capital Holdings III Inc.            Delaware                       Ownership by HOLDINGS II of
("HOLDINGS III")                                                             100% of voting securities

Security Capital Lodging Holdings             Delaware                       Ownership by OPERATIONS
Inc.                                                                         HOLDINGS of 100% of voting
                                                                             securities

Security Capital Manufactured                 Delaware                       Ownership by OPERATIONS
Housing Holdings Inc.                                                        HOLDINGS of 100% of voting
                                                                             securities

Security Capital Parking Holdings             Delaware                       Ownership by OPERATIONS
Inc.                                                                         HOLDINGS of 100% of voting
                                                                             securities

SCHI LLC                                      Delaware                       Ownership by SC REALTY of
                                                                             100% voting securities

SCLLTS LLC                                    Delaware                       Ownership by SC REALTY of
                                                                             100% voting securities

InterPark Holdings, Inc.                      Maryland                       Ownership by SC REALTY of 97.8%
                                                                             of voting securities

CWS Northwood, LLC                             Texas                         Ownership by CWS Communities
                                                                             LP, sole member, of 100% of
                                                                             voting securities

Northwood MHC LP                               Texas                         General Partner is CWS
                                                                             Northwood, LLC (1% interest)
                                                                             and Limited Partner is CWS
                                                                             Communities LP (99% interest)

Arlington CWS Lakeside, LLC                    Texas                         Ownership by CWS Communities
                                                                             LP, sole member, of 100%
                                                                             of voting securities

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
Arlington MHC Lakeside LP                        Texas                       General Partner is Arlington
                                                                             CWS Lakeside, LLC (1%
                                                                             Interest) and Limited Partner is
                                                                             CWS Communities LP (99%
                                                                             Interest)

Grand MHC Place, LLC                             Texas                       Ownership by CWS Communities
                                                                             LP, sole member, of 100%
                                                                             of voting securities

Grand CWS Place, LP                              Texas                       General Partner is Grand MHC
                                                                             Place, LLC (1% Interest) and
                                                                             Limited Partner is CWS
                                                                             Communities LP (99% Interest)

CWS Lamplighter Village, LLC                    Delaware                     Ownership by CWS Communities
                                                                             LP, sole member, of 100%
                                                                             of voting securities

Shadowood MHC, L.L.C.                           Delaware                     Ownership by CWS Communities
                                                                             LP, sole member, of 100%
                                                                             of voting securities

Creekside MHC, L.L.C.                           Delaware                     Ownership by CWS Communities
                                                                             LP, sole member, of 100%
                                                                             of voting securities

Creekside MHC, LP                                 Texas                      General Partner is Creekside
                                                                             MHC, L.L.C. (1% interest) and
                                                                             Limited Partner is CWS
                                                                             Communities LP (99% interest)

Stone Mountain CWS, LLC                         Delaware                     Ownership by CWS Communities
                                                                             LP, sole member, of 100%
                                                                             of voting securities

Belmont Village Burbank, Inc.                   Maryland                     Ownership by BelmontCorp of
                                                                             100% of voting securities

Belmont Village Sunnyvale, Inc.                 Maryland                     Ownership by BelmontCorp of
                                                                             100% of voting securities

Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------
Belmont Village West University,                 Texas                       General Partner is Belmont
L.P.                                                                         Communities, L.L.C. (1%
                                                                             interest) and Limited Partner is
                                                                             Belmont Village, L.P. (99%
                                                                             interest)

Belmont Communities, L.L.C.                      Texas                       Ownership by Belmont Village,
                                                                             L.P. (sole member) of 100%
                                                                             of voting securities

WMP Greystone, L.P.                              Texas                       Limited Partner is Belmont One
                                                                             Corporation (99% interest)

ProLogis Trust ("PLD")                           Maryland                    Ownership by SC REALTY OF 30.11%
                                                                             of voting securities

ProLogis-Alabama (1)                             Maryland                    PLD: 100%
Incorporated

ProLogis-Alabama (2)                             Maryland                    PLD: 100%
Incorporated

ProLogis Alabama Trust                           Alabama                     ProLogis-Alabama (2)
                                                                             Incorporated: 100%

ProLogis-Broadband (1)                           Delaware                    Preferred: PLD
Incorporated

ProLogis California I LLC                        Delaware                    PLD: 50%

ProLogis de Mexico S.A. de                       Mexico                      ProLogis-DS Mexico
C.V.                                                                         Incorporated - 100%

ProLogis de Monterrey 1, S. de                   Mexico                      ProLogis-Monterrey (1)
R.L de C.V.                                                                  Incorporated: 50%;
                                                                             ProLogis-Monterrey (2)
                                                                             Incorporated: 50%

ProLogis de Reynosa 1, S. de                     Mexico                      ProLogis-Reynosa (1)
R.L. de C.V.                                                                 Incorporated: 50%;
                                                                             ProLogis-Reynosa (2)
                                                                             Incorporated: 50%

ProLogis Development Services                    Delaware                    Preferred: PLD
Incorporated

ProLogis-DS Mexico                               Maryland                    ProLogis Development
Incorporated                                                                 Services Incorporated: 100%




Name                                Jurisdiction of Organization       Basis of Control
----                                ----------------------------       ----------------
ProLogis Equipment LLC                       Delaware                  ProLogis Development
                                                                       Services Incorporated: 100%

ProLogis Equipment Services                  Delaware                  ProLogis Equipment LLC:
LLC                                                                    50%

ProLogis First GP LLC                        Delaware                  PLD: 15.0063%; ProLogis
                                                                       Development Services
                                                                       Incorporated: 4.9937%,

ProLogis First U.S. Properties               Delaware                  General Partner: ProLogis
LP                                                                     First GP LLC; Limited
                                                                       Partners: PLD, ProLogis
                                                                       Development Services
                                                                       Incorporated

ProLogis-France Developments                 Delaware                  PLD: 100%
Incorporated

ProLogis Houston Holdings Inc.               Delaware                  PLD: 100%

ProLogis IV, Inc.                            Delaware                  PLD: 100%

ProLogis Japan Incorporated                  Delaware                  PLD: 100%

ProLogis Japan Management                    Delaware                  ProLogis Japan Incorporated:
Incorporated                                                           100%

ProLogis-Juarez (1)                          Delaware                  PLD: 100%
Incorporated

ProLogis-Juarez (2)                          Delaware                  PLD: 100%
Incorporated

ProLogis-Kansas City (1)                     Delaware                  PLD: 100%
Incorporated

ProLogis Limited Partnership I               Delaware                  General Partner: PLD

ProLogis Limited Partnership II              Delaware                  General Partner: PLD

ProLogis Limited Partnership III             Delaware                  General Partner: PLD

ProLogis Limited Partnership IV              Delaware                  General Partner: ProLogis IV,
                                                                       Inc.

Name                           Jurisdiction of Organization        Basis of Control
----                           ----------------------------        ----------------
ProLogis Logistics Services             Delaware                   Preferred: PLD
Incorporated

ProLogis Management                     Delaware                   PLD: 100%
Incorporated

ProLogis Management Services            Delaware                   PLD: 100%
Incorporated

ProLogis Mexico Trust                   Maryland                   PLD: 100%

ProLogis--Monterrey (1)                 Delaware                   PLD: 100%
Incorporated

ProLogis--Monterrey (2)                 Delaware                   PLD: 100%
Incorporated

ProLogis NAPF I LLC                     Delaware                   ProLogis North American
                                                                   Properties Fund I LLC: 100%

ProLogis North American                 Delaware                   PLD: 20%
Properties Fund I LLC

ProLogis North American                 Texas                      General Partner: ProLogis
Properties Fund Limited                                            NAPF I LLC; Limited Partner:
Partnership                                                        ProLogis North American
                                                                   Properties Fund I LLC

ProLogis--North Carolina (1)            Maryland                   PLD: 100%
Incorporated

ProLogis--North Carolina (2)            Maryland                   PLD: 100%
Incorporated

ProLogis--North Carolina                Delaware                   General Partner: ProLogis --
Limited Partnership                                                North Carolina (1)
                                                                   Incorporated; Limited Partner:
                                                                   ProLogis -- North Carolina (2)
                                                                   Incorporated

ProLogis RACER I LLC                    Delaware                   ProLogis Development
                                                                   Services Incorporated: 100%

ProLogis--Reynosa (1)                   Delaware                   PLD: 100%
Incorporated

ProLogis--Reynosa (2)                   Delaware                   PLD: 100%
Incorporated

Name                            Jurisdiction of Organization       Basis of Control
----                            ----------------------------       ----------------
ProLogis-Tijuana (1)                       Delaware                PLD: 100%
Incorporated

ProLogis-Tijuana (2)                       Delaware                PLD: 100%
Incorporated

PLD International Incorporated             Delaware                PLD: 100%

PLDS de Mexico S.A. de C.V.                Mexico                  ProLogis-DS Mexico
                                                                   Incorporated - 100%

CSI Retail LLC                             Delaware                CSI/Frigo LLC: 100%

CSI/Frigo LLC                              Delaware                PLD: 89%

GOProLogis Incorporated                    Delaware                Preferred: PLD

International Industrial                   Maryland                PLD: 100%
Investments Incorporated

Japan Investments (1)                      Delaware                PLD: 100%
Incorporated

Japan Investments (2)                      Delaware                PLD: 100%
Incorporated

Japan Investments LP                       Delaware                General Partner: Japan
                                                                   Investments (1) Incorporated;
                                                                   Limited Partner: Japan
                                                                   Investments (2) Incorporated

Kingspark LLC                              Delaware                PLD: 95%

MDN/DPI-II Limited                        California               General Partner: PLD;
Partnership                                                        Limited Partner: DPI Venture
                                                                   II Ltd

MDN/JSC-II Limited                        California               General Partners: PLD and
Partnership                                                        Jackson-Shaw/Florida Inc.

Meridian-Argent VI, Ltd.                    Texas                  General Partner: MIT
                                                                   Unsecured, Inc.

Meridian Ohio Limited                      Delaware                General Partners: MJV III
Partnership                                                        Corp. and PLD

Meridian-Penn, Inc.                       California               PLD: 100%

Name                              Jurisdiction of Organization       Basis of Control
----                              ----------------------------       ----------------
Meridian Realty Partners,         Delaware                           General Partner: PLD;
L.P.                                                                 Limited Partners: PLD and
                                                                     Kendall Ontario I

MIT-JPM Limited Partnership       Delaware                           General Partners: Meridian-
                                                                     Penn Inc. and Meridian II
                                                                     Realty GP, LLC; Limited
                                                                     Partners: Morgan Guaranty
                                                                     Trust Co. of New York,
                                                                     Meridian II Realty LP, LLC
                                                                     and Meridian-Penn, Inc.

CS Integrated LLC                 Delaware                           ProLogis Logistics Services
                                                                     Incorporated: 100%

CS Integrated (Canada) Ltd.       Canada                             CS Integrated LLC: 100%


CS Integrated Investment          Delaware                           CS Integrated LLC: 100%
Management LLC

CS Integrated Investments         Delaware                           CS Integrated LLC: 100%
Southwest LLC

CS Integrated Management          Delaware                           CS Integrated LLC: 100%
Company LLC

CS Integrated Retail Services     Delaware                           CS Integrated LLC: 100%
(Atlanta) LLC

CS Integrated Retail Services     Delaware                           CS Integrated LLC: 100%
(Kansas City, Kansas) LLC

CS Integrated Retail Services     Delaware                           CS Integrated LLC: 100%
(Phoenix) LLC

CS Integrated Retail Services     Delaware                           CS Integrated LLC: 100%
(Roanoke) LLC

CS Integrated Retail Services     Delaware                           CS Integrated LLC: 100%
LLC

CS Integrated-Texas Limited       Delaware                           CS Integrated Investment
Partnership                                                          Management: 100%

Enterprise Refrigerated           Delaware                           CS Integrated LLC: 100%
Services LLC

Name                               Jurisdiction of Organization       Basis of Control
----                               ----------------------------       ----------------
Meridian Refrigerated, Inc.             California                    CS Integrated LLC: 100%

Meridian Refrigerated East, Inc.         Delaware                     Meridian Refrigerated, Inc.-
                                                                      100%

PLD Finance Sarl                        Luxembourg                    PLD International Inc. (70%);
                                                                      ProLogis Developments
                                                                      Holdings Sarl (30%)

ProLogis Sarl                           Luxembourg                    ProLogis European Properties
                                                                      Sarl

ProLogis Developments Holding           Luxembourg                    PLD International Inc.
Sarl

ProLogis Directorship Sarl              Luxembourg                    PLD International Inc.

ProLogis European Properties            Luxembourg                    ProLogis European Properties
Sarl                                                                  Fund

ProLogis European Finance Sarl          Luxembourg                    ProLogis European Holdings
                                                                      Sarl

ProLogis European Finance II            Luxembourg                    ProLogis European Holdings
Sarl                                                                  II Sarl

ProLogis European Finance III           Luxembourg                    ProLogis European Holdings
Sarl                                                                  III Sarl

ProLogis European Holdings              Luxembourg                    ProLogis European Properties
Sarl                                                                  Fund

ProLogis European Holdings II           Luxembourg                    ProLogis European Properties
Sarl                                                                  Fund

ProLogis European Holdings III          Luxembourg                    ProLogis European Properties
Sarl                                                                  Fund

ProLogis Services Sarl                  Luxembourg                    PLD International Inc.

ProLogis Management Sarl                Luxembourg                    PLD International Inc.

Kingspark Holding SA                    Luxembourg                    Kingspark LLC (Delaware)

ProLogis Belgium Sarl                   Luxembourg                    ProLogis Developments Holding
                                                                      Sarl

Name                            Jurisdiction of Organization       Basis of Control
----                            ----------------------------       ----------------
ProLogis Belgium II Sarl                 Luxembourg                ProLogis Developments
                                                                   Holding Sarl

ProLogis Belgium III Sarl                Luxembourg                ProLogis Developments
                                                                   Holding Sarl

ProLogis Belgium IV Sarl                 Luxembourg                ProLogis Developments
                                                                   Holding Sarl

ProLogis Czech Republic                  Luxembourg                ProLogis Developments
                                                                   Holding Sarl

ProLogis Hungary I Sarl                  Luxembourg                ProLogis Developments
                                                                   Holding Sarl

ProLogis France Sarl                     Luxembourg                ProLogis Sarl

ProLogis France I Sarl                   Luxembourg                ProLogis France Sarl

ProLogis France II Sarl                  Luxembourg                ProLogis France Sarl

ProLogis France III Sarl                 Luxembourg                ProLogis European Finance
                                                                   Sarl

ProLogis France IV Sarl                  Luxembourg                ProLogis European Finance
                                                                   Sarl

ProLogis France V Sarl                   Luxembourg                ProLogis France
                                                                   Developments Inc.

ProLogis France VI Sarl                  Luxembourg                ProLogis European Finance
                                                                   Sarl

ProLogis France VII Sarl                 Luxembourg                ProLogis European Finance II
                                                                   Sarl

ProLogis France VIII Sarl                Luxembourg                ProLogis France
                                                                   Developments Inc.

ProLogis France IX Sarl                  Luxembourg                ProLogis European Finance II
                                                                   Sarl

ProLogis France X Sarl                   Luxembourg                ProLogis European Finance
                                                                   Sarl

ProLogis France XI Sarl                  Luxembourg                ProLogis European Finance
                                                                   Sarl

Name                            Jurisdiction of Organization       Basis of Control
----                            ----------------------------       ----------------
ProLogis France XII Sarl                Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XIII Sarl               Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XIV Sarl                Luxembourg                 ProLogis European Finance II
                                                                   Sarl

ProLogis France XV Sarl                 Luxembourg                 ProLogis European Finance II
                                                                   Sarl

ProLogis France XVI Sarl                Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XVII Sarl               Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XVIII Sarl              Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XIX Sarl                Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XX Sarl                 Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XXI Sarl                Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XXII Sarl               Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XXIII Sarl              Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XXIV Sarl               Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XXV Sarl                Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XXVI Sarl               Luxembourg                 ProLogis France
                                                                   Developments Inc.

ProLogis France XXVII Sarl              Luxembourg                 ProLogis France
                                                                   Developments Inc.

Name                                 Jurisdiction of Organization      Basis of Control
----                                 ----------------------------      ----------------
ProLogis France XXVIII Sarl                   Luxembourg               ProLogis European Finance II
                                                                       Sarl

ProLogis France XXIX Sarl                     Luxembourg               ProLogis European Finance III
                                                                       Sarl

ProLogis France XXX Sarl                      Luxembourg               ProLogis France
                                                                       Developments Inc.

ProLogis France XXXI Sarl                     Luxembourg               ProLogis France
                                                                       Development Inc.

ProLogis Germany Sarl                         Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Germany II Sarl                      Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Germany III Sarl                     Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Germany IV Sarl                      Luxembourg               ProLogis Developments
                                                                       Holding Sarl

PLD Germany V Sarl                            Luxembourg               ProLogis Developments
                                                                       Holding Sarl

PLD Germany VI Sarl                           Luxembourg               ProLogis Developments
                                                                       Holding Sarl

PLD Germany VII Sarl                          Luxembourg               ProLogis Developments
                                                                       Holding Sarl

PLD Germany VIII Sarl                         Luxembourg               ProLogis Developments
                                                                       Holding Sarl

PLD Germany IX Sarl                           Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Germany X Sarl                       Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Germany XI Sarl                      Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Germany XII Sarl                     Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Germany XIII Sarl                    Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Germany XIV Sarl                     Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Germany XV Sarl                      Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Italy Sarl                           Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Italy II Sarl                        Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Italy III Sarl                       Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Italy IV Sarl                        Luxembourg               ProLogis Developments
                                                                       Holding Sarl

Name                                 Jurisdiction of Organization      Basis of Control
----                                 ----------------------------      ----------------
ProLogis Italy V Sarl                         Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain Sarl                           Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain II Sarl                        Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain III Sarl                       Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain IV Sarl                        Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain V Sarl                         Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain VI Sarl                        Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain VII Sarl                       Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain VIII Sarl                      Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain IX Sarl                        Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain X Sarl                         Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Spain XI Sarl                        Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Poland Sarl                          Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Poland II Sarl                       Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Poland III Sarl                      Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Poland IV Sarl                       Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Poland V Sarl                        Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Poland VI Sarl                       Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Poland VII Sarl                      Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Poland VIII Sarl                     Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Poland IX Sarl                       Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Poland X Sarl                        Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Netherlands Sarl                     Luxembourg               ProLogis European Finance
                                                                       Sarl

ProLogis Netherlands I Sarl                   Luxembourg               ProLogis Netherlands Sarl

ProLogis Netherlands II Sarl                  Luxembourg               ProLogis European Finance
                                                                       Sarl

ProLogis Netherlands IIa Sarl                 Luxembourg               ProLogis European Finance
                                                                       Sarl

Name                                 Jurisdiction of Organization      Basis of Control
----                                 ----------------------------      ----------------
ProLogis Netherlands III Sarl                 Luxembourg               ProLogis Netherlands IIa Sarl

ProLogis Netherlands IV Sarl                  Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Netherlands V Sarl                   Luxembourg               ProLogis Netherlands IV Sarl

ProLogis Netherlands VI Sarl                  Luxembourg               ProLogis European Finance
                                                                       Sarl

ProLogis Netherlands VII Sarl                 Luxembourg               ProLogis Netherlands VI Sarl

ProLogis Netherlands VIII Sarl                Luxembourg               ProLogis European Finance
                                                                       Sarl

ProLogis Netherlands IX Sarl                  Luxembourg               ProLogis Netherlands VIII
                                                                       Sarl

ProLogis Netherlands X Sarl                   Luxembourg               ProLogis European Finance
                                                                       Sarl

ProLogis Netherlands XI Sarl                  Luxembourg               ProLogis Netherlands X Sarl

ProLogis Netherlands XII Sarl                 Luxembourg               ProLogis European Finance
                                                                       Sarl

ProLogis Netherlands XIII Sarl                Luxembourg               ProLogis Netherlands XII Sarl

ProLogis Netherlands XIV Sarl                 Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Netherlands XV Sarl                  Luxembourg               ProLogis Netherlands XIV
                                                                       Sarl

ProLogis Netherlands XVI Sarl                 Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Netherlands XVII Sarl                Luxembourg               ProLogis Netherlands XVI Sarl

ProLogis Netherlands XVIII Sarl               Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Netherlands XIX Sarl                 Luxembourg               ProLogis Netherlands XVIII
                                                                       Sarl

ProLogis Netherlands XX Sarl                  Luxembourg               ProLogis Sarl

ProLogis Netherlands XXI Sarl                 Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Netherlands XXII Sarl                Luxembourg               ProLogis Netherlands XXI
                                                                       Sarl

ProLogis Netherlands XXIII Sarl               Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Netherlands XXIV Sarl                Luxembourg               ProLogis Netherlands XXIII
                                                                       Sarl

ProLogis Netherlands XXV Sarl                 Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Netherlands XXVI Sarl                Luxembourg               ProLogis Netherlands XXV
                                                                       Sarl

ProLogis Netherlands XXVII Sarl               Luxembourg               ProLogis Developments
                                                                       Holding Sarl

ProLogis Netherlands XXVIII Sarl              Luxembourg               ProLogis Netherlands XXVII
                                                                       Sarl

ProLogis Netherlands XXIX Sarl                Luxembourg               ProLogis Developments
                                                                       Holding Sarl

Name                                 Jurisdiction of Organization      Basis of Control
----                                 ----------------------------      ----------------
ProLogis Netherlands XXX Sarl                 Luxembourg               ProLogis Netherlands XXVIII
                                                                       Sarl

ProLogis UK Sarl                              Luxembourg               Liquidated on 9 March 2001

ProLogis UK II Sarl                           Luxembourg               ProLogis Netherlands II Sarl

ProLogis UK III Sarl                          Luxembourg               ProLogis Netherlands Sarl

ProLogis UK IV Sarl                           Luxembourg               ProLogis Netherlands Sarl

ProLogis UK V Sarl                            Luxembourg               ProLogis Netherlands Sarl

ProLogis UK VI Sarl                           Luxembourg               Kingspark Holding SA

ProLogis UK VII Sarl                          Luxembourg               Liquidated on 6 March 2001

ProLogis UK VIII Sarl                         Luxembourg               Kingspark Holding SA

ProLogis UK IX Sarl                           Luxembourg               ProLogis European Finance II
                                                                       Sarl

ProLogis UK X Sarl                            Luxembourg               ProLogis Netherlands II Sarl

ProLogis UK XI Sarl                           Luxembourg               ProLogis Netherlands Sarl

ProLogis UK XIV Sarl                          Luxembourg               ProLogis Netherlands Sarl

ProLogis UK XV Sarl                           Luxembourg               ProLogis Netherlands Sarl

ProLogis UK XVI Sarl                          Luxembourg               ProLogis Netherlands Sarl

ProLogis UK XVII Sarl                         Luxembourg               ProLogis European Finance II
                                                                       Sarl

ProLogis UK XVIII Sarl                        Luxembourg               Kingspark Holding SA

ProLogis UK XIX Sarl                          Luxembourg               Kingspark Holding SA

ProLogis UK XX Sarl                           Luxembourg               Kingspark Holding SA

ProLogis UK XXI Sarl                          Luxembourg               Kingspark Holding SA

ProLogis UK XXII Sarl                         Luxembourg               ProLogis Netherlands Sarl

ProLogis UK XXIII Sarl                        Luxembourg               Kingspark Holding SA

ProLogis UK XXIV Sarl                         Luxembourg               ProLogis Netherlands Sarl

ProLogis UK XXV Sarl                          Luxembourg               Kingspark Holding SA

ProLogis UK XXVI Sarl                         Luxembourg               ProLogis European Finance II
                                                                       Sarl

ProLogis UK XXVII Sarl                        Luxembourg               Kingspark Holding SA

ProLogis UK XXVIII Sarl                       Luxembourg               ProLogis Netherlands Sarl

ProLogis UK XXIX Sarl                         Luxembourg               Kingspark Holding SA

ProLogis UK XXX Sarl                          Luxembourg               Kingspark Holding SA

ProLogis UK XXXI Sarl                         Luxembourg               Kingspark Holding SA

ProLogis UK XXXII Sarl                        Luxembourg               ProLogis European Finance III
                                                                       Sarl

ProLogis UK XXXIII Sarl                       Luxembourg               Kingspark Holding SA

ProLogis UK XXXIV Sarl                        Luxembourg               Kingspark Holding SA

ProLogis UK XXXV Sarl                         Luxembourg               Kingspark Holding SA

ProLogis UK XXXVI Sarl                        Luxembourg               Kingspark Holding SA

Name                                 Jurisdiction of Organization      Basis of Control
----                                 ----------------------------      ----------------
ProLogis UK XXXVII Sarl                       Luxembourg               Kingspark Holding SA

ProLogis UK XXXVIII Sarl                      Luxembourg               Kingspark Holding SA

ProLogis UK XXXIX Sarl                        Luxembourg               Kingspark Holding SA

ProLogis UK XL Sarl                           Luxembourg               Kingspark Holding SA

ProLogis UK XLI Sarl                          Luxembourg               Kingspark Holding SA

ProLogis UK XLII Sarl                         Luxembourg               Kingspark Holding SA

ProLogis UK XLIII Sarl                        Luxembourg               Kingspark Holding SA

ProLogis UK XLIV Sarl                         Luxembourg               Kingspark Holding SA

ProLogis UK XLV Sarl                          Luxembourg               Kingspark Holding SA

ProLogis UK XLVI Sarl                         Luxembourg               Kingspark Holding SA

ProLogis UK XLVII Sarl                        Luxembourg               Kingspark Holding SA

ProLogis UK XLVIII Sarl                       Luxembourg               Kingspark Holding SA

ProLogis UK XLIX Sarl                         Luxembourg               Kingspark Holding SA

ProLogis UK L Sarl                            Luxembourg               Kingspark Holding SA

ProLogis UK LI Sarl                           Luxembourg               Kingspark Holding SA

ProLogis UK LII Sarl                          Luxembourg               Kingspark Holding SA

ProLogis UK LIII Sarl                         Luxembourg               Kingspark Holding SA

ProLogis UK LIV Sarl                          Luxembourg               Kingspark Holding SA

ProLogis UK LV Sarl                           Luxembourg               Kingspark Holding SA

ProLogis UK LVI Sarl                          Luxembourg               Kingspark Holding SA

ProLogis UK LVII Sarl                         Luxembourg               Kingspark Holding SA

ProLogis UK LVIII Sarl                        Luxembourg               Kingspark Holding SA

ProLogis UK LIX Sarl                          Luxembourg               Kingspark Holding SA

ProLogis UK LX Sarl                           Luxembourg               Kingspark Holding SA

PLD Europe Finance BV                        Netherlands               PLD Finance Sarl

PLD UK Finance BV                            Netherlands               PLD Europe Finance BV

ProLogis Spain BV                            Netherlands               ProLogis Spain Sarl

ProLogis Spain II BV                         Netherlands               ProLogis Spain II Sarl

ProLogis Poland Finance BV                   Netherlands               ProLogis European Finance II
                                                                       Sarl

ProLogis Belgium Finance BV                  Netherlands               ProLogis European Finance II
                                                                       Sarl

ProLogis Finance BV                          Netherlands               ProLogis Sarl

ProLogis BV                                  Netherlands               ProLogis Services Sarl

ProLogis Japan I BV                          Netherlands               ProLogis Services Sarl

ProLogis Germany II BV                       Netherlands               ProLogis Germany II Sarl

ProLogis Germany III BV                      Netherlands               ProLogis Germany III Sarl

ProLogis Germany IV BV                       Netherlands               ProLogis Germany IV Sarl

Name                                 Jurisdiction of Organization      Basis of Control
----                                 ----------------------------      ----------------
PLD Germany V BV                             Netherlands               PLD Germany V Sarl

PLD Germany VI BV                            Netherlands               PLD Germany VI Sarl

PLD Germany VII BV                           Netherlands               PLD Germany VII Sarl

PLD Germany VIII BV                          Netherlands               PLD Germany VIII Sarl

PLD Germany IX BV                            Netherlands               PLD Germany IX Sarl

ProLogis Germany X BV                        Netherlands               ProLogis Germany X Sarl

ProLogis Germany XI BV                       Netherlands               ProLogis Germany XI Sarl

ProLogis Germany XII BV                      Netherlands               ProLogis Germany XII Sarl

ProLogis Germany XIII BV                     Netherlands               ProLogis Germany XIII Sarl

ProLogis Germany XIV BV                      Netherlands               ProLogis Germany XIV Sarl

ProLogis Germany XV BV                       Netherlands               ProLogis Germany XV Sarl

ProLogis Hungary I BV                        Netherlands               ProLogis Hungary I Sarl

ProLogis Italy BV                            Netherlands               ProLogis Italy Sarl

ProLogis Italy II BV                         Netherlands               ProLogis Italy II Sarl

ProLogis Spain I SL                             Spain                  ProLogis Spain Sarl

ProLogis Spain II SL                            Spain                  ProLogis Spain II Sarl

ProLogis Spain III SL                           Spain                  ProLogis Spain III Sarl

ProLogis Spain IV SL                            Spain                  ProLogis Spain IV Sarl

ProLogis Spain V SL                             Spain                  ProLogis Spain V Sarl

ProLogis Spain VI SL                            Spain                  ProLogis Spain VI Sarl

ProLogis Spain VII SL                           Spain                  ProLogis Spain VII Sarl

ProLogis Spain VIII SL                          Spain                  ProLogis Spain VIII Sarl

ProLogis Spain IX SL                            Spain                  ProLogis Spain IX Sarl

ProLogis Spain X SL                             Spain                  ProLogis Spain X Sarl

ProLogis Spain XI SL                            Spain                  ProLogis Spain XI Sarl

ProLogis Spain Management SL                    Spain                  ProLogis BV

ProLogis Poland I Sp.zoo                        Poland                 ProLogis Poland II Sarl

ProLogis Poland II Sp.zoo                       Poland                 ProLogis Poland Sarl

ProLogis Poland III Sp.zoo                      Poland                 ProLogis Poland III Sarl

ProLogis Poland IV Sp.zoo                       Poland                 ProLogis Poland IV Sarl

ProLogis Poland V Sp.zoo                        Poland                 ProLogis Poland V Sarl

ProLogis Poland VI Sp.zoo                       Poland                 ProLogis Poland VI Sarl

ProLogis Poland VII Sp.zoo                      Poland                 ProLogis Poland VII Sarl

ProLogis Poland VIII Sp.zoo                     Poland                 ProLogis Poland VIII Sarl

ProLogis Poland IX Sp.zoo                       Poland                 ProLogis Poland IX Sarl

ProLogis Poland X Sp.zoo                        Poland                 ProLogis Poland X Sarl

Warsaw Industrial Center I                      Poland                 ProLogis Poland II Sp.zoo
Sp.zoo


Name                                 Jurisdiction of Organization      Basis of Control
----                                 ----------------------------      ----------------
Warsaw Industrial Center III                    Poland                 ProLogis Poland II Sp.zoo
Sp.zoo

Warsaw Industrial Center IV                     Poland                 ProLogis Poland II Sp.zoo
Sp.zoo

Prologis Poland Management                      Poland                 ProLogis BV
Sp.zoo

ProLogis Italy Ia Srl                           Italy                  ProLogis Italy BV

ProLogis Italy Ib Srl                           Italy                  ProLogis Italy III Sarl

ProLogis Italy Ic Srl                           Italy                  ProLogis Italy IV Sarl

ProLogis Italy Id Srl                           Italy                  ProLogis Italy V Sarl

ProLogis Italy II Srl                           Italy                  ProLogis Italy II BV

ProLogis Italy Management Srl                   Italy                  ProLogis BV

Garonor Deutschland GmbH                       Germany                 ProLogis Germany Sarl

Garonor Verwaltung GmbH                        Germany                 Garonor Deutschland GmbH

Garonor Verwaltung GmbH &                      Germany                 Garonor Verwaltung GmbH
Koln Eifeltor KG

ProLogis Germany Management                    Germany                 ProLogis BV
GmbH

ProLogis Czech Republic I Sro               Czech Republic             ProLogis Czech Republic Sarl

ProLogis France I Eurl                          France                 ProLogis France III Sarl

ProLogis France II Eurl                         France                 ProLogis France IV Sarl

ProLogis France III Eurl                        France                 ProLogis France V Sarl

ProLogis France IV Eurl                         France                 ProLogis France VII Sarl

ProLogis France V Eurl                          France                 ProLogis France VIII Sarl

ProLogis France VI Eurl                         France                 ProLogis France IX Sarl

ProLogis France VII Eurl                        France                 ProLogis France X Sarl

ProLogis France VIII Eurl                       France                 ProLogis France XI Sarl

ProLogis France IX Eurl                         France                 ProLogis France XII Sarl

ProLogis France X Eurl                          France                 ProLogis France XIII Sarl

ProLogis France XI Eurl                         France                 ProLogis France XIV Sarl

ProLogis France XII Eurl                        France                 ProLogis France XV Sarl

ProLogis France XIII Eurl                       France                 ProLogis France XVI Sarl

ProLogis France XIV Eurl                        France                 ProLogis France XVII Sarl

ProLogis France XV Eurl                         France                 ProLogis France XVIII Sarl

ProLogis France XVI Eurl                        France                 ProLogis France XIX Sarl

ProLogis France XVII Eurl                       France                 ProLogis France XX Sarl

ProLogis France XVIII Eurl                      France                 ProLogis France XXI Sarl

ProLogis France XIX Eurl                        France                 ProLogis France XXII Sarl

ProLogis France XX Eurl                         France                 ProLogis France XXIII Sarl

ProLogis France XXI Eurl                        France                 ProLogis France XXIV Sarl

Name                                 Jurisdiction of Organization      Basis of Control
----                                 ----------------------------      ----------------
ProLogis France XXII Eurl                       France                 ProLogis France XXV Sarl

ProLogis France XXIII Eurl                      France                 ProLogis France XXVI Sarl

ProLogis France XXIV Eurl                       France                 ProLogis France XXVII Sarl

ProLogis France XXV Eurl                        France                 ProLogis France XXIX Sarl

ProLogis France XXVI Eurl                       France                 ProLogis France XXX Sarl

ProLogis France XXVII Eurl                      France                 ProLogis France XXI Sarl

SNC Melun 7                                     France                 ProLogis France IV Eurl

SNC Le Havre                                    France                 ProLogis France V Eurl

SNC Aulnay Extension Quest                      France                 ProLogis France VI Eurl

ProLogis France I SAS                           France                 ProLogis France I Sarl

ProLogis France II SAS                          France                 ProLogis France VI Sarl

ProLogis France III SAS                         France                 ProLogis France II Sarl

Garonor SAS                                     France                 ProLogis France III SAS

SCI Vitrolles                                   France                 Garonor SAS (95%)
                                                                       ProLogis France III SAS (5%)

SCI d'Ormes                                     France                 ProLogis France XXVIII Sarl

Sofinvest Eurl                                  France                 ProLogis France XXVIII Sarl

Garonor Services SAS                            France                 ProLogis BV

ProLogis Belgium I Sprl                        Belgium                 ProLogis Belgium Sarl

ProLogis Belgium II Sprl                       Belgium                 ProLogis Belgium II Sarl

ProLogis Belgium III Sprl                      Belgium                 ProLogis Belgium III Sarl

ProLogis Belgium IV Sprl                       Belgium                 ProLogis Belgium IV Sarl

ProLogis Group Holdings Ltd                 United Kingdom             Kingspark Holding SA

ProLogis Holdings Ltd                       United Kingdom             ProLogis Group Holdings Ltd

ProLogis Developments Ltd                   United Kingdom             ProLogis Holdings Ltd

ProLogis Investments Ltd                    United Kingdom             ProLogis Holdings Ltd

Corby (Stanion) Ltd                         United Kingdom             ProLogis Holdings Ltd

ProLogis Leicester Ltd                      United Kingdom             ProLogis Developments
                                                                       Holding Sarl

Alconbury Holdings Ltd                      United Kingdom             ProLogis Developments Ltd

Alconbury Developments Ltd                  United Kingdom             ProLogis Developments Ltd

Alconbury Investments Ltd                   United Kingdom             ProLogis Developments Ltd

Alconbury Trading Ltd                       United Kingdom             ProLogis Developments Ltd

Alconbury Management Ltd                    United Kingdom             ProLogis Developments Ltd

Alconbury Aviation Ltd                      United Kingdom             ProLogis Developments Ltd

Alconbury Rail Ltd                          United Kingdom             ProLogis Developments Ltd

Grange Park Developments Ltd                United Kingdom             ProLogis Developments Ltd

BVP Developments Ltd                        United Kingdom             ProLogis Developments Ltd

Barton Business Park Ltd                    United Kingdom             ProLogis Developments Ltd

Name                                 Jurisdiction of Organization      Basis of Control
----                                 ----------------------------      ----------------

ProLogis (Coventry) Ltd                     United Kingdom             ProLogis Investments Ltd

Searancke Commercial Ltd                    United Kingdom             Wooton Kingspark



Name                                 Jurisdiction of Organization            Basis of Control
----                                 ----------------------------            ----------------

Item 25.  Indemnification.

  Reference is made to Article Eighth of the Registrant's Articles of Incorporation, incorporated by reference to SC-REMFs' Registration Statement on Form N-1A (File Nos. 333-20649 and 811-8033), filed with the Securities and Exchange Commission on January 29, 1997.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to its Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser.

  See "Management of SC-REMFs" in the Statement of Additional Information regarding the business of Security Capital Global Capital Management Group Incorporated ("GCMG").

  Set forth below is a list of each director and officer of GCMG indicating each other business, profession, vocation, or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of directors, officer, partner, or trustee. Unless otherwise specified, the principal business address of GCMG is 11 South LaSalle Street, 2/nd/ Floor, Chicago, Illinois 60603.

         Security Capital Global Capital Management Group Incorporated

Name                     Title(s)                            Principal Occupations
Anthony R. Manno Jr.     President and Managing Director     Chairman of the Board, Managing
                                                             Director and President SC-REMFs

Kenneth D. Statz         Managing Director                   Managing Director, GCMG,
                                                             Managing Director, SC-REMFs

Russell C. Platt         Managing Director                   Managing Director, GCMG

Name                     Title(s)                            Principal Occupations
Kevin Bedell             Senior Vice President               Senior Vice President, SC-REMFs

David E. Rosenbaum       Senior Vice President               Senior Vice President, GCMG

Jeffrey C. Nellessen     Vice President, Treasurer, and      Vice President, Treasurer and
                         Assistant Secretary                 Assistant Secretary, SC-REMFs

*No longer associated with GCMG.


Item 27.  Principal Underwriter.

  (a) Macquarie Capital Partners LLC, formerly Security Capital Markets Group Incorporated ("Distributor"), the principal distributor for the Funds' securities, does not currently act as principal underwriter or distributor for any other investment company.

  (b) The table below sets forth certain information as to the Distributor's Directors, Officers and Control Persons:

  Name and Principal                 Positions and Offices                 Positions and Offices
   Business Address                    with Underwriter                       with Registrant
   ----------------                    ----------------                       ---------------
Donald E. Suter/(1)/          Managing Director                                     None
Gerard de Gunzburg/(2)/       Managing Director                                     None
Garret C. House/(1)/          Managing Director                                     None
C. Robert Heaton/(1)/         Managing Director                                     None
George W. Ahl, III/(3)/       Senior Vice President                                 None
Thomas D. Conway/(1)/         Vice President                                        None
John Montaguila/(1)/          Vice President                                        None
Michael J. Scandalios/(3)/    Vice President                                        None
Christopher J. Vallace/(1)/   Vice President                                        None
Sara Skillen/(4)/             Vice President                                        None

/(1)/ Principal business address is 11 South LaSalle Street, 4th Floor, Chicago,
      Illinois 60603.
/(2)/ Principal business address is 399 Park Avenue, 23rd Floor, New York, New
      York 10022.
/(3)/ Principal business address is 2400 Sand Hill Road, Suite 101, Menlo Park,
      California 94025.
/(4)/ Principal business address is 125 Lincoln Avenue, 3rd Floor, Sante Fe, New
      Mexico 87501.

      (c) Not Applicable.

Item 28.  Location of Accounts and Records.

  Certain of the records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by SC-REMFs' Investment Adviser and Administrator, Security Capital Global Capital Management Group Incorporated, 11 South LaSalle Street, 2/nd/ Floor, Chicago, Illinois 60603. The remainder of such records are maintained by State Street Bank & Trust Company, the Funds' Sub-Administrator, 225 Franklin Street, Boston, Massachusetts 02101.

Item 29.  Management Services.

  There are no management-related service contracts not discussed in Part A or Part B.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to its Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 27/th/ day of April, 2001.

                                             SECURITY CAPITAL REAL ESTATE
                                             MUTUAL FUNDS INCORPORATED


                                             By:  /s/ Anthony R. Manno Jr.
                                                ----------------------------
                                                  Anthony R. Manno Jr.
                                                  Chairman, Managing Director
                                                  and President


  Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement of Security Capital Real Estate Mutual Funds Incorporated has been signed below by the following persons in the capacities and on the 27/th/ day of April, 2001.

           Signature                       Capacity                 Date
           ---------                       --------                 ----

/s/ Anthony R. Manno Jr.           Chairman, Managing           April 27, 2001
--------------------------------  Director and President
Anthony R. Manno Jr.

/s/ Jeffrey C. Nellessen          Principal Financial Officer   April 27, 2001
--------------------------------
Jeffrey C. Nellessen

/s/ Jeffrey C. Nellessen          Comptroller                   April 27, 2001
--------------------------------
Jeffrey C. Nellessen

/s/ Stephen F. Kasbeer            Director                      April 27, 2001
--------------------------------
Stephen F. Kasbeer

/s/ Anthony R. Manno Jr.          Director                      April 27, 2001
--------------------------------
Anthony R. Manno Jr.

/s/ George F. Keane               Director                      April 27, 2001
--------------------------------
George F. Keane

/s/ Robert H. Abrams              Director                      April 27, 2001
--------------------------------
Robert H. Abrams

                                 EXHIBIT INDEX

Exhibit  No.                       Description
--------------  ---------------------------------------------------
1*              Articles of Incorporation.
1(a)****        Articles of Amendment dated December 16, 1997.
1(b)****        Articles of Amendment dated June 30, 1998.
1(c)****        Articles Supplementary dated June 30, 1998.
1(d)*****       Articles Supplementary dated December 31, 1998.
1(e)******      Articles Supplementary dated March 11, 1999.
2(a)*           By-Laws.
2(b)***         Amended By-Laws.

2(c)*******     Amended By-Laws
5(a)*****       Investment Advisory Agreement (SC-US).
5(b)*****       Investment Advisory Agreement (SC-EUROPEAN).

5(c)*******     Sponsorship Agreement (SC-US).
5(d)*******     Sponsorship Agreement (SC-EUROPEAN).
6(a)*****       Distribution and Servicing Agreement (SC-US)
6(b)*****       Distribution and Servicing Agreement (SC-EUROPEAN)
8(a)*****       Custodian Agreement.
9(a)*****       Transfer Agency and Service Agreement.
9(b)*****       Fund Accounting and Administration Agreement.
9(c)*****       Sub-Administration Agreement.
10(a)**         Opinion and Consent of Mayer, Brown & Platt regarding the
                legality of the securities being issued.

11(a)           Consent of Mayer, Brown & Platt.
11(b)           Consent of Ballard Spahr Andrews & Ingersoll.
11(c)           Consent of Independent Public Accountants.
15(a)***        Rule 12b-1 Distribution and Service Plan for Class I Shares (SC-
                US).
15(b)****       Rule 12b-1 Distribution and Service Plan for SC-EUROPEAN

18*******       Rule 18f-3 Multiple Class Plan
19(a)********   Code of Ethics of Security Capital Real Estate Mutual Funds and
                Security Capital Global Capital Management Group Incorporated
19(b)********   Code of Ethics of Macquaire Capital Partners LLC (which
                succeeded to the business of Security Capital Markets Group
                Incorporated on January 2, 2001)

                                  ----------

     *Incorporated herein by reference to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-8033) filed with the Securities and Exchange Commission on January 29, 1997.

     **Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's registration statement on Form N-1A (file Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on April 21, 1997.

     ***Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on December 17, 1997.

     ****Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with Securities and Exchange Commission on June 29, 1998.

     *****Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on March 1, 1999.

     ******Incorporated by reference to Post-Effective Amendment No. 11 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on April 29, 1999.

     *******Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-8033) filed with the Securities and Exchange Commission on April 28, 2000.

     ********Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's registration statement on Form N-1A (File Nos. 333-20647 and 811-8033) filed with the Securities and Exchange Commission on May 2, 2000.

                                      33